UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-3591

CALVERT VARIABLE SERIES, INC.
(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Six months ended June 30, 2008

Item 1. Report to Stockholders.


Calvert
Investments that make a difference®

June 30, 2008

Semi-Annual Report

Calvert Variable Series, Inc.
Calvert Social Balanced Portfolio

Calvert
Investments That Make a Difference

A UNIFI Company

Calvert Variable Series, Inc.
Calvert Social Balanced Portfolio

Dear Investor:

Performance

CVS Social Balanced Portfolio returned -6.52% over the six-month period ended June 30, 2008, ahead of its Calvert Balanced Composite benchmark, a blend of 60% Russell 1000® Index and 40% Lehman U.S. Credit Index, which returned -6.91%. The Portfolio's stock holdings posted strong relative performance in a difficult market environment, while its bond holdings lagged.

On June 5, 2008, Calvert recommended, and the Directors of the Fund approved, that New Amsterdam Partners, LLC become the sole equity portfolio subadvisor for CVS Social Balanced Portfolio. New Amsterdam has been sharing equity management responsibilities since its appointment in June 2004. The firm's portfolio management team, headed by founder Michelle Clayman, CFA, mixes quantitative and traditional fundamental analysis to construct large-cap portfolios designed to strike a favorable balance of growth and value characteristics.

Investment Environment

Equity markets struggled amid rising crude oil prices and growing problems in the credit and mortgage markets as the Russell 1000 Index declined 11.20% over the first six months of 2008. In fact, crude oil prices surged 46%, ending the period at $140 per barrel. This was good news for companies in the Energy sector, the top-performing sector in the Russell 1000 Index, with a gain of 11.22%. But sticker shock at the gas pumps dragged on consumer economic activity. As anxiety increased about the ability of consumers to bolster the economy, the Consumer Discretionary sector fell 15%. The Consumer Staples sector, representing companies providing day-to-day necessities, felt less of the sting and declined only 7.77% for the period.

The Financials sector was the worst performer in the Russell 1000 Index, losing 28% over the first half of the year. Banks and brokerage houses continued to announce multiple billion-dollar losses from investments in exotic mortgage-related securities and suffered from declining market values.

In fact, this period was one of the most difficult times in the history of the U.S. credit markets. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency securities. By early March, the prices of most fixed-income securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic was exacerbated by the looming failure of Bear Stearns and led to more aggressive actions from the Fed. As a result, conditions steadily improved in all credit markets, including municipals, in April and May. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end.

Portfolio Strategy

Equity Portfolio

The equity portion of the portfolio suffered losses but performed better than the Russell 1000 Index, due to good stock selection. Energy sector holdings paced the strong relative performance. While our environmental, social, and governance criteria excluded global energy giants such as ExxonMobil and ConocoPhillips, our investment managers identified good opportunities in a number of natural gas-related companies. In fact, EOG Resources, Chesapeake Energy, XTO Energy, and Superior Energy Services all returned more than 33% for the period.1 The portfolio also benefited from a modest underweight to the problem-plagued Financials sector.

Fixed-Income Portfolio

With a strategic overweight to very short (less than one year to maturity) securities and cash, the strong rally in short-term securities and the Fed's three interest-rate cuts during the period helped fixed-income portfolio performance. However, fears of higher inflation prevented a rally in longer-term bonds, whose returns accordingly trailed the returns for short-term securities. Corporate bonds lagged U.S. Treasury and government agency bonds as ongoing troubles in the housing market and worrisome inflation data continued to threaten economic growth and fueled investors' aversion to risk. Therefore, our underweight to corporate securities in favor of high-quality government agency and taxable municipal bonds also helped performance.2

However, more than offsetting these positives was our security selection, particularly an overweight to financial sector names. Markdowns on bonds issued by companies such as Orkney Reinsurance, Atlantic Mutual, and Credit Agricole weighted down relative returns. Overall, lower credit-quality bonds lagged higher-rated ones for the Period, as the Lehman AAA Credit Index returned 1.36% compared with -0.95% for the Lehman BBB Credit Index.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the one of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008.

A brief review of gurus' predictions about the equity markets over the last year shows the extent of uncertainty about where we are headed. Even the most sophisticated have proven to be overly optimistic in the early stages of a bear market and then overly pessimistic in the later stages. Our goal is to assess the balance of risk and available opportunities. For the headline issues, we note that the value of financial firms has fallen and the price of oil and gas has risen far more than we and most others could have expected. That gives us a measure of optimism that the end or reversal of these trends may be near, which would initiate a market recovery. However, we are also keenly aware that there has not been any sure sign that we've reached the extreme in either case. And in reality, no one can say that further oil price hikes or the continued expansion of losses from credit problems is less likely now than it was six months ago or even a year ago.

Overall, we believe that adhering to a disciplined investment process, focused on long-term goals, ultimately provides the best exposure to market opportunities and the best insulation from market risks. That is how we approach the Portfolio's management, and we encourage our shareholders to do the same.

Sincerely,

John Nichols
Vice President, Equities
Calvert Asset Management Company
July 2008

1 All returns shown for individual holdings reflect that part of the reporting period the holdings were held.

2 The fixed-income portion of the CVS Balanced Portfolio had a weighting of 55% to corporate securities versus 85% of the Lehman U.S. Credit Index on June 30, 2008. Also, 35% of the Portfolio was comprised of high-quality government agency and taxable municipal bonds versus 12% of the benchmark as of the same date.

As of June 30, 2008, the following companies represented the following percentages of Portfolio net assets: ExxonMobil 0%, ConocoPhillips 0%, EOG Resources 2.53%, Chesapeake Energy 0%, XTO Energy 2.44%, Superior Energy Services 0%, Orkney Reinsurance 0.08%, Atlantic Mutual 0.03%, and Credit Agricole 0.79%. All holdings are subject to change without notice.

Calvert Social Balanced Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Social Investment Fund Balanced Portfolio. Performance of the two funds will differ.

CVS Calvert Social Balanced Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.08)
One year	(7.14%)
Five year	5.52%
Ten year	2.95%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

The Portfolio changed subadvisors in the equity portion of the Portfolio effective June 2008. Earlier subadvisor changes occurred in March 2002 and June 2004.
Asset Allocation (at 6.30.08)	% of Total Investments
Stocks	58%
Bonds	38%
Cash & Cash Equivalents	4%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/08	6/30/08	1/1/08 - 6/30/08
Actual	$1,000.00	$934.80	$4.34
Hypothetical	$1,000.00	$1,020.38	$4.53
(5% return per year before expenses)

* Expenses are equal to the Fund's annualized expense ratio of 0.90%, multiplied by the average account value over the period, multiplied by 182/366.

Balanced Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 57.9%	Shares	Value
Beverages - 1.4%
PepsiCo, Inc.	85,700	$5,449,663

Biotechnology - 1.2%
Gilead Sciences, Inc.*	90,000	4,765,500

Capital Markets - 1.6%
Goldman Sachs Group, Inc.	35,600	6,226,440

Chemicals - 2.1%
Praxair, Inc.	86,800	8,180,032

Communications Equipment - 1.6%
Cisco Systems, Inc.*	264,800	6,159,248

Computers & Peripherals - 2.8%
Hewlett-Packard Co.	133,000	5,879,930
International Business Machines Corp.	42,100	4,990,113
		10,870,043

Diversified Financial Services - 2.3%
CME Group, Inc.	13,425	5,144,326
First Republic Preferred Capital Corp., Preferred (e)	500	545,000
MFH Financial Trust I, Preferred (b)(e)	20,000	2,042,500
Roslyn Real Estate Asset Corp., Preferred (e)	2	200,250
Woodbourne Capital Trust I, Preferred (b)(e)	500,000	282,500
Woodbourne Capital Trust II, Preferred (b)(e)	500,000	282,500
Woodbourne Capital Trust III, Preferred (b)(e)	500,000	282,500
Woodbourne Capital Trust IV, Preferred (b)(e)	500,000	282,500
		9,062,076

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	211,900	7,138,911

Electronic Equipment & Instruments - 1.7%
Amphenol Corp.	147,500	6,619,800

Energy Equipment & Services - 3.0%
Smith International, Inc.	139,300	11,581,402

Food & Staples Retailing - 1.2%
Walgreen Co.	149,000	4,843,990

Gas Utilities - 1.8%
Oneok, Inc.	142,000	6,933,860

Health Care Equipment & Supplies - 5.1%
Becton Dickinson & Co.	82,100	6,674,730
Hospira, Inc.*	187,000	7,500,570
St. Jude Medical, Inc.*	138,500	5,661,880
		19,837,180

Health Care Providers & Services - 2.9%
Express Scripts, Inc.*	94,700	5,939,584
Laboratory Corp. of America Holdings*	77,500	5,396,325
		11,335,909
Household Products - 1.8%
Colgate-Palmolive Co.	102,500	7,082,750

Equity Securities - Cont'd	Shares	Value
Industrial Conglomerates - 1.5%
3M Co.	83,700	$5,824,683

Insurance - 0.5%
American International Group, Inc.	62,900	1,664,334
Conseco, Inc.*	39,483	391,671
		2,056,005

Internet & Catalog Retail - 1.1%
Expedia, Inc.*	241,700	4,442,446

Life Sciences - Tools & Services - 1.8%
Thermo Fisher Scientific, Inc.*	129,500	7,217,035

Machinery - 5.4%
Cummins, Inc.	143,200	9,382,464
Danaher Corp.	83,300	6,439,090
Deere & Co.	76,300	5,503,519
		21,325,073

Media - 0.9%
Omnicom Group, Inc.	81,400	3,653,232

Oil, Gas & Consumable Fuels - 5.9%
Cimarex Energy Co.	51,000	3,553,170
EOG Resources, Inc.	75,400	9,892,480
XTO Energy, Inc.	139,300	9,543,443
		22,989,093

Semiconductors & Semiconductor Equipment - 1.4%
Texas Instruments, Inc.	201,100	5,662,976

Software - 4.6%
Adobe Systems, Inc.*	225,700	8,890,323
Autodesk, Inc.*	66,400	2,244,984
Symantec Corp.*	349,300	6,758,955
		17,894,262

Specialty Retail - 0.9%
TJX Co.'s, Inc.	108,700	3,420,789

Textiles, Apparel & Luxury Goods - 1.6%
Nike, Inc., Class B	102,900	6,133,869

Total Equity Securities (Cost $219,432,847)		226,706,267

	Principal
Asset Backed Securities - 0.3%	Amount
ACLC Business Loan Receivables Trust, 3.121%, 10/15/21 (e)(r)	$169,914	166,549
Community Reinvestment Revenue Notes, 5.73%, 6/1/31 (e)	839,228	849,510

Total Asset Backed Securities (Cost $999,001)		1,016,059

Collaterized Mortgages-Backed	Principal
Obligations (Privately Originated) - 0.6%	Amount	Value
Chase Funding Mortgage Loan, 4.045%, 5/25/33	$851,093	$835,699
Impac CMB Trust:
2.753%, 5/25/35 (r)	1,058,916	854,085
2.803%, 8/25/35 (r)	338,085	255,713
Residential Asset Securitization Trust, 6.25%, 11/25/36	284,657	251,122

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $2,489,107)		2,196,619

Commercial Mortgage-Backed Securities - 2.5%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	2,000,000	1,921,250
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 5/15/46 (r)	2,500,000	2,476,562
Crown Castle Towers LLC, 4.643%, 6/15/35 (e)	3,500,000	3,554,923
Enterprise Mortgage Acceptance Co LLC:
0.959%, 1/15/25 (e)(r)	16,124,282	322,486
6.421%, 1/15/27 (e)(r)	1,379,890	648,548
Global Signal Trust II, 4.232%, 12/15/14 (e)	1,000,000	986,602

Total Commercial Mortgage-Backed Securities (Cost $9,946,576)		9,910,371

Corporate Bonds - 17.6%
AgFirst Farm Credit Bank:
6.585% to 06/15/12, floating rate thereafter to 6/15/49 (e)(r)	1,000,000	728,078
7.30%, 10/14/49 (e)	1,750,000	1,622,407
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	385,345	-
American National Red Cross, 5.567%, 11/15/17	2,000,000	2,052,740
APL Ltd., 8.00%, 1/15/24	440,000	403,700
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	750,000	616,725
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	2,500,000	125,000
Aurora Military Housing LLC, 5.35%, 12/15/25 (e)	1,845,000	1,730,997
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	1,050,000	1,002,995
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	2,000,000	1,546,077
Bank of America, 3.316%, 5/12/10 (r)	500,000	497,752
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	750,000	758,782
BF Saul, 7.50%, 3/1/14	500,000	441,250
CAM US Finance SA Sociedad Unipersonal, 3.023%, 2/1/10 (e)(r)	500,000	470,942
Camp Pendleton & Quantico Housing LLC, 6.165%, 10/1/50 (b)(e)	400,000	330,800
Cardinal Health, Inc., 2.958%, 10/2/09 (r)	750,000	737,142
Chesapeake Energy Corp., 7.25%, 12/15/18	1,800,000	1,759,500
Chevy Chase Bank FSB, 6.875%, 12/1/13	225,000	209,932
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	725,000	357,969
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	500,000	497,492
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	3,705,000	3,085,472
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	400,000	431,019
Discover Financial Services, 3.316%, 6/11/10 (r)	2,000,000	1,710,432
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	2,760,000	2,470,820
ERAC USA Finance Co., 5.30%, 11/15/08 (e)	1,000,000	1,006,502
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	1,500,000	1,337,775
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	1,000,000	967,005
3.258%, 1/21/11 (e)(r)	1,000,000	773,274
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	1,250,000	788,904
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	1,500,000	1,463,550
Great River Energy:
5.829%, 7/1/17 (e)	435,000	431,933
6.254%, 7/1/38 (e)	1,750,000	1,688,872
HBOS plc, 6.413% to 10/1/35, floating rate thereafter to 9/1/49 (e)(r)	400,000	279,449
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	710,000	711,267
HRPT Properties Trust, 3.376%, 3/16/11 (r)	750,000	689,382

	Principal
Corporate Bonds - Cont'd	Amount	Value
Huntington National Bank, 4.65%, 6/30/09	$400,000	$394,751
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	2,500,000	2,004,692
John Deere Capital Corp., 3.434%, 1/18/11 (r)	1,000,000	998,495
JPMorgan Chase & Co., 2.80%, 10/28/08 (r)	2,000,000	1,999,850
Kaupthing Bank hf, 5.75%, 10/4/11 (e)	1,750,000	1,416,774
Leucadia National Corp.:
7.00%, 8/15/13	1,000,000	990,000
8.125%, 9/15/15	750,000	753,668
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	1,500,000	1,501,920
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	2,154,000	21,540
8.30%, 12/1/37 (e)(m)*	3,200,000	32,000
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	500,000	422,645
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	750,000	648,203
Mid-Atlantic Family Military Communities LLC, 5.24%, 8/1/50 (e)	600,000	536,148
Nationwide Health Properties, Inc., 6.90%, 10/1/37	1,000,000	1,076,163
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	1,500,000	1,419,720
6.00%, 10/1/51 (e)	750,000	706,290
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	1,000,000	295,380
Pacific Beacon LLC, 5.628%, 7/15/51 (e)	960,000	818,198
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	965,058	965,741
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	500,000	508,507
Pioneer Natural Resources Co.:
5.875%, 7/15/16	200,000	181,423
6.65%, 3/15/17	2,000,000	1,885,114
7.20%, 1/15/28	200,000	179,631
Preferred Term Securities IX Ltd., 3.356%, 4/3/33 (e)(r)	853,378	792,361
ProLogis, 6.625%, 5/15/18	400,000	387,155
Redstone Arsenal Military Housing, 5.45%, 9/1/26 (e)	945,000	961,244
Reed Elsevier Capital, Inc., 3.106%, 6/15/10 (r)	1,500,000	1,465,172
Richmond County Capital Corp., 5.963%, 7/15/49 (e)(r)	1,500,000	1,505,625
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)	1,600,000	1,458,149
Salvation Army, 5.46%, 9/1/16	140,000	141,665
SPARCS Trust 99-1, STEP, 0.00% to 4/15/19, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	241,742
Toll Road Investors Partnership II LP, Zero Coupon, 2/15/45 (e)	24,503,835	3,379,498
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	2,400,000	1,656,000
Wells Fargo Bank, 6.734%, 9/1/47 (e)	1,000,000	1,011,540
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/29/49 (r)	500,000	497,024
Weyerhaeuser Co., 3.802%, 9/24/09 (r)	1,500,000	1,485,793
Windsor Petroleum Transport Corp., 7.84%, 1/15/21 (e)	500,000	545,655

Total Corporate Bonds (Cost $80,912,732)		69,011,412

Municipal Obligations - 0.0%
Maryland State Economic Development Corp. Revenue Bonds, 8.625%, 10/1/19 (f)*	750,000	195,132

Total Municipal Obligations (Cost $750,000)		195,132

Taxable Municipal Obligations - 13.4%
Adams-Friendship Area Wisconsin School District GO Bonds, 5.37%, 3/1/16	185,000	187,013
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/11	5,000,000	4,319,300
Anaheim California Redevelopment Agency Tax Allocation Bonds, 5.759%, 2/1/18	500,000	496,670
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	1,050,000	1,015,150
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	500,000	483,780
Bethlehem Pennsylvania GO Bonds, 4.70%, 11/1/12	190,000	185,736
Brownsville Texas Utility System Revenue Bonds, 5.204%, 9/1/17	500,000	476,670

	Principal
Taxable Municipal Obligations - Cont'd	Amount	Value
California Statewide Communities Development Authority Revenue Bonds:
Zero Coupon, 6/1/11	$1,470,000	$1,302,170
5.48%, 8/1/11	660,000	673,820
5.01%, 8/1/15	1,000,000	980,750
Canyon Texas Regional Water Authority Revenue Bonds, 5.90%, 8/1/16	265,000	275,709
Chicago Illinois GO Bonds, 5.30%, 1/1/14	1,000,000	984,100
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	1,395,000	1,455,166
Crawford Ohio GO Bonds, 5.25%, 12/1/25	1,305,000	1,188,229
Detroit Michigan GO Bonds, 5.15%, 4/1/25	1,000,000	868,860
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	500,000	491,720
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.17%, 1/1/15	500,000	491,080
Hammonton New Jersey GO Bonds, 5.90%, 3/1/18	305,000	305,192
Howell Township New Jersey School District GO Bonds, 5.05%, 7/15/16	1,430,000	1,425,209
Illinois State MFH Development Authority Revenue Bonds:
5.60%, 12/1/15	1,145,000	1,178,297
6.537%, 1/1/33	600,000	571,026
Kansas State Finance Development Authority Revenue Bonds, 4.152%, 5/1/11	1,105,000	1,099,862
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	400,000	407,640
Los Angeles California Department of Airports Revenue Bonds, 5.404%, 5/15/16	555,000	545,859
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	1,500,000	1,473,525
Montgomery Alabama GO Bonds, 4.87%, 4/1/16	765,000	748,522
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	500,000	467,760
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 4.06%, 10/15/10	1,500,000	1,485,030
Oakland California Redevelopment Agency Tax Allocation Bonds:
5.252%, 9/1/16	1,760,000	1,783,725
5.263%, 9/1/16	890,000	898,980
5.383%, 9/1/16	2,000,000	1,964,000
Oceanside California PO Revenue Bonds, 5.04%, 8/15/17	730,000	685,448
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	3,400,000	2,839,476
6/30/14	1,100,000	821,799
Palm Springs California Community Redevelopment Agency Tax Allocation Bonds, 6.411%, 9/1/34	750,000	736,027
Pennsylvania State Convention Center Authority Revenue Bonds, 4.97%, 9/1/11	1,000,000	1,013,260
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/19	1,000,000	511,700
Philadelphia Pennsylvania School District GO Bonds, 5.09%, 7/1/20	250,000	244,298
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	1,000,000	1,002,680
Pomona California Public Financing Authority Revenue Bonds, 5.289%, 2/1/17	2,340,000	2,257,304
Providence Rhode Island GO Bonds, 5.06%, 7/15/15	640,000	638,861
Roseville California Redevelopment Agency Tax Allocation Bonds, 5.31%, 9/1/13	470,000	471,142
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	890,000	894,343
San Diego California Redevelopment Agency Tax Allocation Bonds, 5.66%, 9/1/16	1,450,000	1,487,700
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	1,000,000	893,830
Santa Cruz County California Redevelopment Agency Tax Allocation Revenue Bonds, 5.50%, 9/1/20	1,735,000	1,676,652
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.18%, 8/1/11	145,000	148,263
South Bend County Indiana Economic Development Income Tax Revenue Bonds, 5.30%, 2/1/17	930,000	925,080
St Paul Minnesota Sales Tax Revenue Bonds:
5.65%, 11/1/17	1,000,000	979,840
6.125%, 11/10/25	300,000	298,860
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	1,500,000	1,333,215
Vacaville California Redevelopment Agency Housing Tax Allocation Bonds, 6.125%, 9/1/20	665,000	666,410
West Bend Wisconsin Joint School District No. 1 GO Bonds, 5.46%, 4/1/21	500,000	500,895
West Contra Costa California Unified School District COPs, 4.86%, 1/1/14	525,000	515,078
Wilkes-Barre Pennsylvania GO Bonds, 5.23%, 11/15/18	1,000,000	934,490

Total Taxable Municipal Obligations (Cost $53,213,148)		52,707,201

U.S. Government Agencies	Principal
And Instrumentalities - 6.4%	Amount	Value
Fannie Mae, 5.50%, 12/25/16	$819,212	$831,002
Federal Home Loan Bank Discount Notes, 7/1/08	15,300,000	15,300,000
Freddie Mac:
5.125%, 12/15/13	5,797,828	5,834,804
6.00%, 12/15/32	2,130,808	418,686
Government National Mortgage Association, 5.50%, 1/16/32	1,594,405	213,663
Small Business Administration:
5.038%, 3/10/15	921,875	911,134
4.94%, 8/10/15	1,134,195	1,121,888
U.S. Department of Housing and Urban Development, 3.44%, 8/1/11 (b)	250,000	248,741

Total U.S. Government Agencies and Instrumentalities (Cost $24,823,323)		24,879,918

U.S. Treasury - 0.1%
United States Treasury Notes, 5.125%, 5/15/16	300,000	327,141

Total U.S. Treasury (Cost $342,820)		327,141

Certificates of Deposit - 0.2%
Deustche Bank, 3.409%, 6/18/10	1,000,000	997,842

Total Certificates of Deposit (Cost $1,000,000)		997,842

TOTAL INVESTMENTS (Cost $393,909,554) - 99.0%		387,947,962
Other assets and liabilities, net - 1.0%		3,757,192
Net Assets - 100%		$391,705,154

Net Assets Consist Of:
Par value and paid-in capital applicable to 218,456,192 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$392,561,080
Undistributed net investment income		6,134,822
Accumulated net realized gain (loss) on investments		(912,376)
Net unrealized appreciation (depreciation) on investments and assets and liabilities denominated in foreign currencies		(6,078,372)

Net Assets		$391,705,154

Net Asset Value per Share		$1.793

			Underlying	Unrealized
	Number of	Expiration	Face Amount	Appreciation
Futures	Contracts	Date	at Value	(Depreciation)
Purchased:
10 Year U.S. Treasury Notes	65	9/08	$7,404,922	$106,465

Sold:
2 Year U.S. Treasury Notes	414	9/08	$87,438,094	($223,170)

(b)     This security was valued by the Board of Directors. See Note A.

(e)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)     Interest payments have been deferred per conditions of the Supplemental Indenture. At June 30, 2008 accumulated deferred interest totaled $234,971 and includes interest accrued since and due on October 1, 2003. Effective May 2007, this security is no longer accruing interest.

(m)     The Illinois Insurance Department prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(p)     The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)     The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)     Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z)     Effective April 2008, this security is no longer accruing interest.

*     Non-income producing security.

Abbreviations:
COPs: Certificates of Participation	LP: Limited Partnership
FSB: Federal Savings Bank	MFH: Multi-Family Housing
GO: General Obligation	PO: Pension Obligation
IDA: Industrial Development Authority	SO: Special Obligation
LLC: Limited Liability Corporation	STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s).

See notes to financial statements.

Balanced Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$4,828,225
Dividend income (net of foreign taxes withheld of $21,450)	2,414,644
Total investment income	7,242,869

Expenses:
Investment advisory fee	874,528
Transfer agency fees and expenses	259,303
Directors' fees and expenses	28,917
Administrative fees	565,871
Accounting fees	30,643
Custodian fees	38,631
Reports to shareholders	29,940
Professional fees	18,990
Miscellaneous	10,865
Total expenses	1,857,688
Fees paid indirectly	(1,773)
Net expenses	1,855,915

Net Investment Income	5,386,954

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(4,626,450)
Foreign currency transactions	(84)
Futures	(169,788)
(4,796,322)

Change in unrealized appreciation (depreciation) on:
Investments	(28,892,932)
Assets and liabilities denominated in foreign currencies	(75)
Futures	(73,350)
(28,966,357)

Net Realized and Unrealized Gain (Loss)	(33,762,679)

Increase (Decrease) in Net Assets
Resulting From Operations	($28,375,725)

See notes to financial statements.

Balanced Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$5,386,954	$11,038,950
Net realized gain (loss)	(4,796,322)	22,372,757
Change in unrealized appreciation or (depreciation)	(28,966,357)	(20,349,613)

Increase (Decrease) in Net Assets
Resulting From Operations	(28,375,725)	13,062,094

Distributions to shareholders from:
Net investment income	--	(10,968,225)
Net realized gain	--	(25,102,443)
Total distributions	--	(36,070,668)

Capital share transactions:
Shares sold	7,069,596	22,767,195
Reinvestment of distributions	--	36,071,650
Shares redeemed	(33,252,205)	(68,271,510)
Total capital share transactions	(26,182,609)	(9,432,665)

Total Increase (Decrease) in Net Assets	(54,558,334)	(32,441,239)

Net Assets
Beginning of period	446,263,488	478,704,727
End of period (including undistributed net investment income of $6,134,822 and $747,868, respectively)	$391,705,154	$446,263,488

Capital Share Activity
Shares sold	3,841,659	10,968,887
Reinvestment of distributions	--	18,748,259
Shares redeemed	(18,068,155)	(32,852,677)
Total capital share activity	(14,226,496)	(3,135,531)

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social Balanced Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, securities valued at $5,789,670, or 1.5% of net assets, were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$223,860,908	($116,705)
Level 2 - Other Significant Observable Inputs	158,297,384	--
Level 3 - Significant Unobservable Inputs	5,789,670**	--
Total	$387,947,962	($116,705)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**Level 3 securities represent 1.5% of net assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date, and interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes on page 12.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly on the following rates of the Portfolio's average daily net assets: .425% on the first $500 million, .375% on the next $500 million and .325% on the excess of $1 billion. Under the terms of the agreement, $140,427 was payable at period end. In addition, $55,736 was payable at period end for operating expenses paid by the Advisor during June 2008.

Calvert Administrative Services Company, Inc., an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .275% of the average daily net assets of the Portfolio. Under the terms of the agreement, $90,865 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $27,063 for the six months ended June 30, 2008. Under the terms of the agreement, $4,293 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $211,537,892 and $232,645,765, respectively. U.S. Government security purchases and sales were $78,970,261 and $78,310,101, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $397,198,491. Net unrealized depreciation aggregated $9,250,529, of which $17,243,347 related to appreciated securities and $26,493,876 related to depreciated securities.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit during the six months ended June 30, 2008.

Balanced Portfolio
Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
	2008	2007	2006
Net asset value, beginning	$1.918	$2.030	$1.943
Income from investment operations
Net investment income	.025	.051	.049
Net realized and unrealized gain (loss)	(.150)	.005	.122
Total from investment operations	(.125)	.056	.171
Distributions from
Net investment income	--	(.051)	(.048)
Net realized gain	--	(.117)	(.036)
Total distributions	--	(.168)	(.084)
Total increase (decrease) in net asset value	(.125)	(.112)	.087
Net asset value, ending	$1.793	$1.918	$2.030

Total return*	(6.52%)	2.76%	8.77%
Ratios to average net assets: A
Net investment income	2.62% (a)	2.35%	2.33%
Total expenses	.90% (a)	.90%	.91%
Expenses before offsets	.90% (a)	.90%	.91%
Net expenses	.90% (a)	.90%	.90%
Portfolio turnover	72%	157%	132%
Net assets, ending (in thousands)	$391,705	$446,263	$478,705

		Years Ended
	December 31,	December 31,	December 31,
	2005	2004	2003
Net asset value, beginning	$1.872	$1.758	$1.500
Income from investment operations
Net investment income	.034	.029	.026
Net realized and unrealized gain (loss)	.072	.116	.264
Total from investment operations	.106	.145	.290
Distributions from
Net investment income	(.035)	(.031)	(.032)
Net realized gain	--	--	--
Total distributions	(.035)	(.031)	(.032)
Total increase (decrease) in net asset value	.071	.114	.258
Net asset value, ending	$1.943	$1.872	$1.758

Total return*	5.65%	8.26%	19.32%
Ratios to average net assets: A
Net investment income	1.78%	1.67%	1.76%
Total expenses	.92%	.91%	.93%
Expenses before offsets	.92%	.91%	.93%
Net expenses	.92%	.91%	.93%
Portfolio turnover	172%	186%	374%
Net assets, ending (in thousands)	$482,956	$467,771	$404,898

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert
Investments that make a difference®

June 30, 2008

Semi-Annual Report

Calvert Variable Series, Inc.
Calvert Social Equity Portfolio

Calvert
Investments that make a difference

A UNIFI Company

Calvert Variable Series, Inc.
Calvert Social Equity Portfolio
Managed by Atlanta Capital Management Company, L.L.C.

Dear Investor:

Performance

For the six months ended June 30, 2008, CVS Social Equity Portfolio returned -5.84% versus -11.90% for the Standard & Poor's (S&P) 500 Index. Avoiding most of the carnage in the troubled Financials sector by being underweight the sector and not owning some of the worst performers were the major reasons for the Portfolio's good performance relative to the benchmark.

Investment Climate

While economic statistics indicate the U.S. economy has stayed out of a recession, it's hard to find anything to be excited about. First quarter economic growth, as measured by gross domestic product (GDP), was a solid if unspectacular 1.0%. Consumer spending and incomes have softened, but not terribly so. However, the inflation in gas prices and deflation in house prices clearly have consumers pinched and discouraged. Consumer confidence is about as bad as it's ever been.

Inflation and housing are key to the current economic outlook. The inflation rate has become uncomfortably high over the last year. Sustained strong economic growth in emerging market countries such as China, India, and Russia have driven commodity prices through the roof--especially for oil and grains such as corn and wheat. Because food and energy prices have historically been very volatile, the Federal Reserve (Fed) focuses on the so-called "core" rate of inflation that excludes these two categories. Although it has been more tolerable than the "headline" inflation rate, the core inflation rate is higher than the Fed would like.

While the higher costs of a tank of gas or trip to the grocery store have created real hardships for many Americans, the unrelenting bad news from the housing markets is arguably worse. Mortgage delinquencies and foreclosures have climbed. Homebuilders have drastically curtailed new building and employment in every field related to residential real estate is hurting. So most homeowners, regardless of their ability to make their monthly mortgage payments, are feeling poorer these days.

Meanwhile, the stock market has risen and fallen like a roller coaster since last summer. The only sector to post a solidly positive return during the period was Energy, which was also the only sector to see an increase in 2008 expected earnings. Consumer Staples and Utilities, typically considered defensive sectors, were down less than the Index for the period. But there was no contest for worst sector performance. Financials fell nearly 29% in the S&P 500, more than twice the Index overall, as earnings expectations for the sector were sharply and repeatedly reduced.

Growth stocks typically outperform value stocks when the economy slows down and corporate earnings come under pressure. That has been the case over both the past two years. It may seem odd that growth stocks do relatively better during an economic slowdown, but the earnings growth they produce is less dependent on a strong economy. Instead, they rely on events such as the emergence of a young and vibrant new market or a strong product cycle.

Portfolio Strategy

We made few strategic changes in the Portfolio's sector allocations over the past six months. Technology remains our largest overweight, though we trimmed this a little. In general, our holdings in the Information Technology sector are exposed to some of the best growth characteristics of this market. We also maintained a large overweight to Health Care, reflecting the many opportunities we've seen to buy growth stocks at attractive prices. However, we shifted from an overweight to an underweight to Industrials because we foresee potential stabilization of the U.S. dollar and other factors threatening the overseas growth that has driven the sector.

The Portfolio has been significantly underweight to Financials since before the credit crisis began. However, we have slightly increased our position as we felt that indiscriminate selling created some good values over the last few months We also have a sizable underweight to Energy because it seems inevitable that a correction is looming somewhere around the corner.

Owning the right stocks was the main source of our ability to perform better than the benchmark during the period. Energy companies EOG Resources (up 47%) and FMC Technologies (up 36%) are expected to post extremely strong first-half earnings results.1 Third-party research company Pharmaceutical Product Development was also in the black, rising 7%. On the other end of the spectrum, Nokia slid 35% amid an April earnings disappointment and concerns about the company's ability to compete with high-end offerings such as Apple's iPhone. Cooper Industries fell 24% due to fears about an economic slowdown both here and abroad.

Overall, sector weightings were a slight positive for the Fund's performance. The loss from underweighting the top-performing Energy sector was offset by the benefit of underweighting Financials.

Outlook

For more than a year, the market has fluctuated within a trading range of 15% or so. On June 30, we found ourselves at the lower end of that range--so we believe that the market is more likely to go up than down. The Fed has moved aggressively to lower interest rates and shore up the financial system. Congress has also put a large dose of fiscal stimulus into the hands of consumers and more may be on the way. With time, each of these will help. Yet we believe the economy may skate along with weak growth for an extended period of time.

It's increasingly apparent that we need a break in inflation fears and evidence that the housing market is stabilizing to sustain a rally beyond the recent trading range. There are indications that some of the faster growing emerging markets may be softening--which may lead to lower energy and commodity prices and ultimately, lower inflation. But it's tough to find any improvement in the housing outlook just yet.

Overall, we remain optimistic that we've seen the worst of the decline. We also think the fundamental outlook for the types of high quality companies held by the Portfolio is much better than average. We have successfully navigated through the troubled waters of the last twelve months and are working to position the portfolio for what lies ahead.

Sincerely,

Richard England
Managing Director, Equities
Atlanta Capital Management Company, L.L.C.

July 2008

1 All returns shown for individual holdings reflect that part of the reporting period the holdings were held.

As of June 30, 2008, the following companies represented the following percentages of Portfolio net assets: EOG Resources 3.20%, FMC Technologies 3.89%, Pharmaceutical Product Development 1.21%, Nokia 0.84%, Apple 2.73%, and Cooper Industries 0.64%. All holdings are subject to change without notice.

Calvert Social Equity Portfolio of Calvert Variable Series, Inc. should not be confused with the Calvert Social Investment Fund Equity Portfolio. Performance of the two funds will differ.

CVS Calvert Social Equity Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

$16,000
$14,000
$12,000
$10,000
$8,000
$6,000
4/30/2002
6/30/02
6/30/03
6/30/04
6/30/05
6/30/06
6/30/07
6/30/08
CVS Calvert Social Equity Portfolio - $13,469
S&P 500 Index - $13,318

Average Annual Total Return
(period ended 6.30.08)
One year	(1.30%)
Five Year	7.43%
Since Inception (4.30.02)	4.94%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

Economic Sectors	% of Total Investments
Consumer Discretionary	9.1%
Consumer Staples	10.1%
Energy	9.5%
Financials	11.5%
Health Care	18.4%
Industrials	10.7%
Information Technology	22.3%
Materials	4.9%
Utilities	3.5%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/08	6/30/08	1/1/08 - 6/30/08
Actual	$1,000.00	$941.60	$5.11
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.60	$5.31

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 182/366.

Equity Portfolio

Statement of Net Assets
June 30, 2008
Equity Securities - 95.5%	Shares	Value
Air Freight & Logistics - 0.9%
United Parcel Service, Inc., Class B	1,800	$110,646

Capital Markets - 8.7%
Bank of New York Mellon Corp.	6,888	260,573
Charles Schwab Corp.	10,300	211,562
Goldman Sachs Group, Inc.	950	166,155
SEI Investments Co.	8,800	206,976
T. Rowe Price Group, Inc.	3,100	175,057
		1,020,323

Chemicals - 4.7%
Air Products & Chemicals, Inc.	3,500	346,010
Ecolab, Inc.	4,600	197,754
		543,764

Communications Equipment - 5.1%
Cisco Systems, Inc.*	21,600	502,416
Nokia Oyj (ADR)	4,000	98,000
		600,416

Computers & Peripherals - 6.9%
Apple, Inc.*	1,900	318,136
Hewlett-Packard Co.	7,800	344,838
NetApp, Inc.*	6,400	138,624
		801,598

Electrical Equipment - 3.6%
Cooper Industries Ltd.	1,900	75,050
Emerson Electric Co.	6,900	341,205
		416,255

Energy Equipment & Services - 5.9%
FMC Technologies, Inc.*	5,900	453,887
Smith International, Inc.	2,800	232,792
		686,679

Food & Staples Retailing - 6.8%
Costco Wholesale Corp.	1,600	112,224
CVS Caremark Corp.	11,500	455,055
SYSCO Corp.	8,200	225,582
		792,861

Gas Utilities - 3.4%
Questar Corp.	5,500	390,720

Health Care Equipment & Supplies - 10.0%
Medtronic, Inc.	8,300	429,525
St. Jude Medical, Inc.*	4,800	196,224
Stryker Corp.	5,600	352,128
Varian Medical Systems, Inc.*	3,700	191,845
		1,169,722

Health Care Providers & Services - 2.8%
Coventry Health Care, Inc.*	3,600	109,512
Laboratory Corp. of America Holdings*	3,200	222,816
		332,328

Equity Securities - Cont'd	Shares	Value
Household Products - 2.8%
Colgate-Palmolive Co.	1,500	$103,650
Procter & Gamble Co.	3,700	224,997
		328,647

Insurance - 2.3%
Aflac, Inc.	4,200	263,760

Internet Software & Services - 2.0%
Google, Inc.*	440	231,625

IT Services - 1.6%
Automatic Data Processing, Inc.	4,400	184,360

Life Sciences - Tools & Services - 1.2%
Pharmaceutical Product Development, Inc.	3,300	141,570

Machinery - 5.7%
Danaher Corp.	2,900	224,170
Deere & Co.	3,500	252,455
Dover Corp.	4,000	193,480
		670,105

Media - 2.3%
Omnicom Group, Inc.	6,100	273,768

Multiline Retail - 3.4%
Kohl's Corp.*	7,100	284,284
Target Corp.	2,300	106,927
		391,211

Oil, Gas & Consumable Fuels - 3.2%
EOG Resources, Inc.	2,850	373,920

Pharmaceuticals - 3.5%
Novartis AG (ADR)	7,400	407,296

Semiconductors & Semiconductor Equipment - 2.4%
Intel Corp.	13,200	283,536

Software - 3.3%
Citrix Systems, Inc.*	3,000	88,230
Microsoft Corp.	10,700	294,357
		382,587

Specialty Retail - 3.0%
Staples, Inc.	14,500	344,375

Total Equity Securities (Cost $10,174,327)		11,142,072

TOTAL INVESTMENTS (Cost $10,174,327) - 95.5%		11,142,072
Other assets and liabilities, net - 4.5%		527,101
Net Assets - 100%		$11,669,173

Net Assets Consist of:
Par value and paid-in capital applicable to 608,161 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$10,395,426
Undistributed net investment income		6,730
Accumulated net realized gain (loss) on investments		299,272
Net unrealized appreciation (depreciation) on investments		967,745

Net Assets		$11,669,173

Net Asset Value Per Share		$19.19

*     Non-income producing security.

Abbreviations:
ADR: American Depositary Receipt

See notes to financial statements.

Equity Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $1,646)	$59,902
Interest income	677
Total investment income	60,579

Expenses:
Investment advisory fee	25,440
Transfer agency fees and expenses	4,053
Directors' fees and expenses	724
Administrative fees	10,176
Accounting fees	805
Custodian fees	2,936
Reports to shareholders	2,044
Professional fees	10,378
Miscellaneous	245
Total expenses	56,801
Reimbursement from Advisor	(445)
Fees paid indirectly	(2,507)
Net expenses	53,849

Net Investment Income	6,730

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	588,096
Change in unrealized appreciation or (depreciation)	(1,313,017)

Net Realized and Unrealized Gain (Loss) on Investments	(724,921)

Increase (Decrease) in Net Assets
Resulting From Operations	($718,191)

See notes to financial statements.

Equity Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income (loss)	$6,730	($3,051)
Net realized gain (loss)	588,096	437,883
Change in unrealized appreciation or (depreciation)	(1,313,017)	557,809

Increase (Decrease) in Net Assets
Resulting From Operations	(718,191)	992,641

Distributions to shareholders from:
Net realized gain	--	(531,437)

Capital share transactions:
Shares sold	2,447,103	1,626,415
Reinvestment of distributions	--	531,437
Shares redeemed	(868,060)	(1,748,952)
Total capital share transactions	1,579,043	408,900

Total Increase (Decrease) in Net Assets	860,852	870,104

Net Assets
Beginning of period	10,808,321	9,938,217
End of period (including undistributed net investment income of $6,730 and $0, respectively)	$11,669,173	$10,808,321

Capital Share Activity
Shares sold	123,152	79,440
Reinvestment of distributions	--	25,886
Shares redeemed	(45,322)	(85,042)
Total capital share activity	77,830	20,284

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$11,142,072
Level 2 - Other Significant Observable Inputs	--
Level 3 - Significant Unobservable Inputs	--
Total	$11,142,072

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .50%, of the Portfolio's average daily net assets. Under the terms of the agreement, $4,564 was payable at period end. In addition, $750 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is 1.08%. For the purposes of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

The Advisor voluntarily reimbursed the Portfolio for expenses of $445 for the six months ended June 30, 2008.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .20% based on the Portfolio's annual average daily net assets. Under the terms of the agreement, $1,826 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $4,640,554 and $3,261,735, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $10,186,119. Net unrealized appreciation aggregated $955,952, of which $1,428,410 related to appreciated securities and $472,458 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $103,037, $242,391 and $2,240 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2010, December 2011 and December 2012, respectively. The Portfolio's use of net capital loss carryforwards acquired from Ohio National Fund, Inc., Social Awareness Portfolio may be limited under certain tax provisions.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit during the six months ended June 30, 2008.

Equity Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2008	2007	2006
Net asset value, beginning	$20.38	$19.48	$17.70
Income from investment operations
Net investment income (loss)	.01	(.01)	***
Net realized and unrealized gain (loss)	(1.20)	1.96	1.78
Total from investment operations	(1.19)	1.95	1.78
Distributions from
Net investment income	--	--	--
Net realized gain	--	(1.05)	--
Total distributions	--	(1.05)	--
Total increase (decrease) in net asset value	(1.19)	.90	1.78
Net asset value, ending	$19.19	$20.38	$19.48

Total return*	(5.84%)	9.99%	10.06%
Ratios to average net assets: A
Net investment income (loss)	.13% (a)	(.03%)	(.004%)
Total expenses	1.12% (a)	1.11%	1.15%
Expenses before offsets	1.11% (a)	1.10%	1.14%
Net expenses	1.06% (a)	1.05%	1.07%
Portfolio turnover	32%	41%	42%
Net assets, ending (in thousands)	$11,669	$10,808	$9,938

		Years Ended
	December 31,	December 31,	December 31,
	2005	2004	2003
Net asset value, beginning	$16.94	$15.82	$12.94
Income from investment operations
Net investment income (loss)	(.01)	.02	(.01)
Net realized and unrealized gain (loss)	.78	1.11	2.89
Total from investment operations	.77	1.13	2.88
Distributions from
Net investment income	(.01)	(.01)	--
Total increase (decrease) in net asset value	.76	1.12	2.88
Net asset value, ending	$17.70	$16.94	$15.82

Total return*	4.54%	7.16%	22.27%
Ratios to average net assets: A
Net investment income (loss)	(.05%)	.14%	(.07%)
Total expenses	1.34%	1.35%	1.52%
Expenses before offsets	1.12%	1.12%	1.09%
Net expenses	1.08%	1.08%	1.06%
Portfolio turnover	34%	16%	84%
Net assets, ending (in thousands)	$8,580	$9,564	$6,983

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

***     Per share equals (.0007).

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert
Investments that make a difference

June 30, 2008

Semi-Annual Report

Calvert Variable Series, Inc.
Calvert Social International Equity Portfolio

Calvert
Investments that make a difference

A UNIFI Company

Calvert Variable Series, Inc.
Calvert Social International Equity Portfolio
Managed by Acadian Asset Management, Inc.

Dear Investor:

Performance

CVS Social International Equity Portfolio returned -10.17% for the six-month period ended June 30, 2008. The benchmark Morgan Stanley Capital International Europe Australasia Far East Investable Market Index returned -10.48% for the same period. A positive contribution from country allocations helped prevent the Portfolio from falling as much as the benchmark amid difficult market conditions.

Investment Climate

International equity markets were highly volatile during the first half of the year as investors reacted to record-high commodity prices and other inflationary pressures, weakening conditions in major economies, and ongoing tightness in global credit markets.

In the U.S., the Standard & Poor's 500 Index returned -11.90% amid deteriorating financial conditions. The housing market remained depressed, the labor market continued to soften, and consumer confidence sank to a 16-year low. Canada was one of the few developed markets to end the year-to-date in the black, gaining 4.2% in U.S.-dollar terms as consumer demand held up reasonably well despite expectations of a U.S. economic slowdown.

European equity markets recorded double-digit losses amid growing concerns that stricter financing conditions, slower growth, and higher wage costs will dampen earnings prospects for 2008 and into 2009.1 The region as a whole fell 11.79% in U.S.-dollar terms, while the relative strength of the euro pushed returns in local currencies down to -16.40%. Negative investor sentiment, persistent wage pressures, and the specter of higher inflation drove Germany to a loss of 12.84% in U.S. dollars. France saw a similar result, shedding 11.45% due to a decline in business activity and a drop in consumer confidence. Further deterioration in the housing market led the United Kingdom to lose 11.13%.

The Asia-Pacific region overall fell 7.57%. Bleak prospects in manufacturing led Japan to lose 5.39%--and the loss nearly doubled in local terms as the yen strengthened against the dollar during the period. Falling consumer confidence hurt both Australia and New Zealand, the latter having the worst results in the region with a 26.93% decline. Hong Kong fell 22.72% due to decreased exports to the U.S. and profit-taking earlier in the year.

Emerging equity markets as a whole dropped 12.63% in U.S. dollar terms during the period. Latin America fared best, as its emerging markets rose 8.68%. In fact, Argentina gained 34.24% as solid domestic demand drove vehicle production higher. Brazil was also on terra firma, climbing 11.89% amid declining unemployment and strong retail sales. Asia was the weakest region in this category, falling 22.18% as equity markets in India and China lost 43.00% and 26.4%, respectively.

Portfolio Strategy

Country allocations, such as an overweight to Canada, drove the bulk of positive returns in the Portfolio. Yet stock selection made a moderate contribution as well--especially in Australia, Germany, and Spain. In an environment of skyrocketing oil prices, holdings such as Australia's Santos Limited and Origin Energy, Canada's Encana, and Repsol in Spain turned in strong performances. Germany's Volkswagen remained a key contributor for the period. And the Canadian firm Research in Motion added value as well, especially after a first-quarter announcement that BlackBerry subscriber growth may top the original forecast by as much as 20%.

On the other hand, stock selection in the U.K. and France detracted from performance. In the U.K., clothing retailer Next struggled with falling consumer confidence and Royal Bank of Scotland was hurt by ongoing credit-market troubles. French automaker Peugeot fell after reporting a higher-than-expected inventory of unsold cars and suggesting that the strong euro and weaker British pound may hurt second-half earnings. Belgian bank Dexia was another costly position. It posted a 60% drop in first-quarter profit due to risky loan provisions and write-downs related to its U.S. bond insurance unit. In country allocations, overweights to the U.S. and Belgium relative to the benchmark also hampered performance.

Outlook

Global stock markets remain highly volatile as investors struggle with uncertain market conditions, mounting losses at major financial and banking institutions, and a continued inability to value credit-linked assets accurately. This environment is likely to persist in the short term. The U.S. appears primed for an economic downturn that, while not particularly deep in magnitude, may not be as short-lived as previous downturns. However, we do not expect this to spread to a global recession. We believe non-U.S. growth will slow from the hardy pace seen in recent years but should continue to make moderate gains.

Despite a cooling of growth in European markets during the second quarter of 2008, we believe the region's fundamentals are generally sound. Demand from emerging markets should be able to offset weakening demand elsewhere due to a strong euro and sustain a moderate level of manufacturing activity. Valuations remain relatively attractive in our opinion. We are most positive on the energy and auto sectors, but are negative on technology. For countries, we favor the United Kingdom, although the unusually high transaction costs of U.K. stocks tend to reduce the number that end up in our portfolios, so this country is likely to remain underweighted.

We are now negative on Japan as our short-term forecast for the country has deteriorated in recent months. While we are positive on its energy and telecommunications stocks, we are negative on all other industry groups. We are most favorable on Australia and New Zealand in the Australasian region--particularly for household and personal products, semiconductor, and energy stocks.

Emerging markets have been quite volatile this year and we expect this to persist in the short- to medium-term. We think many emerging economies should continue to benefit from record-high commodity and energy prices, but mounting inflation concerns in these countries and jittery foreign investors have sent markets down in recent months. The countries with the strongest forecasts include Mexico, Argentina, Malaysia, Indonesia, Russia, and Turkey.

Overall, the current environment reinforces our belief that broad global diversification holds the most promise for long-term investors.

Sincerely,

Raymond Mui
Senior Vice President
Portfolio Manager
Acadian Asset Management, Inc.
July 2008

1 Source for all country and regional returns in this section is www.mscibarra.com. All stated returns based on IMI indexes, gross of dividends, and in U.S. dollar terms unless otherwise specified.

As of June 30, 2008, the following companies represented the following percentages of Portfolio net assets: Santos Limited 4.17%, Origin Energy 0%, Encana 2.60%, Repsol 4.17%, Volkswagen 2.59%, Research in Motion 1.66%, Next 1.37%, Royal Bank of Scotland 1.00%, Peugeot 1.83%, and Dexia 1.94%. All portfolio holdings are subject to change without notice.

Calvert Social International Equity Portfolio of the Calvert Variable Series, Inc. should not be confused with the Calvert World Values International Equity Fund. Performance of the two funds will differ.

CVS Calvert Social International Equity Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.08)
One year	(16.13%)
Five year	13.05%
Ten year	3.67%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

In December 2007, the Fund changed its benchmark from MSCI EAFE Standard Index to MSCI EAFE Investable Market Index (IMI). This was due to a change in the index reconstitution process at MSCI, which would have significantly narrowed the scope of MSCI EAFE Standard Index. The new benchmark better reflects the broad range of stocks from which the Fund's managers choose.

New Subadvisor assumed management of the Portfolio effective March 2006. An earlier subadvisor change occurred in March 2002.

Economic Sectors	% of Total Investments
Consumer Discretionary	13.9%
Consumer Staples	4.2%
Energy	13.7%
Financials	23.2%
Health Care	2.6%
Industrials	10.1%
Information Technology	11.3%
Materials	8.6%
Telecommunication Services	10.5%
Utilities	1.9%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$897.80	$8.10
Hypothetical (5% return per year before expenses)	$1,000.00	$1,016.33	$8.61

* Expenses are equal to the Fund's annualized expense ratio of 1.72%, multiplied by the average account value over the period, multiplied by 182/366.

International Equity Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 100.0%	Shares	Value
Argentina - 0.0%
Grupo Financiero Galicia SA, Class B (ADR)*	1,200	$5,940

Australia - 6.6%
ASX Ltd.	3,441	103,331
BlueScope Steel Ltd.	19,926	216,098
CSL Ltd.	297	10,140
Santos Ltd.	41,565	852,652
Sims Group Ltd.	1,774	70,730
Woodside Petroleum Ltd.	1,614	104,190
		1,357,141

Austria - 4.2%
Voestalpine AG	10,413	855,121

Belgium - 3.1%
Delhaize Group	3,525	237,297
Dexia SA	24,768	396,262
		633,559

Brazil - 0.3%
Investimentos Itau S.A, Preferred	11,100	70,764

Canada - 4.4%
EnCana Corp.	5,800	531,574
Magna International, Inc.	300	17,871
Research In Motion Ltd.*	2,900	339,010
		888,455

Denmark - 1.2%
Vestas Wind Systems A/S*	1,800	235,644

Finland - 0.5%
Kesko Oyj, Series B	1,157	37,477
Metso Oyj	61	2,782
Nokia Oyj	150	3,659
Outotec Oyj	914	58,262
		102,180

France - 9.5%
Air France-KLM	3,118	74,827
Cap Gemini SA	31	1,828
Casino Guichard-Perrachon SA	346	39,229
CNP Assurances SA	255	28,815
France Telecom SA	25,610	754,537
PSA Peugeot Citroen SA	6,872	373,228
Sanofi-Aventis SA	5,659	378,103
Societe Generale Groupe	2,501	217,750
Thomson SA	6,276	32,811
UBISOFT Entertainment SA*	258	22,641
Vallourec SA	43	15,094
		1,938,863

Equity Securities - Cont'd	Shares	Value
Germany - 7.8%
Bayerische Hypo-und Vereinsbank AG	843	$53,550
Beiersdorf AG	1,302	95,891
Commerzbank AG	611	18,127
Epcos AG	258	4,258
KUKA AG	447	14,521
Metro AG	272	17,364
Muenchener Rueckversicherungs AG	4,867	852,703
Suedzucker AG	579	10,503
Volkswagen AG:
Non-Voting Preferred	149	21,593
Ordinary	1,756	506,801
		1,595,311

Greece - 0.3%
National Bank of Greece SA	1,487	67,016

Hong Kong - 0.6%
Esprit Holdings Ltd.	9,400	97,651
NAM TAI Electronics, Inc.	1,700	22,236
		119,887

Italy - 0.5%
Indesit Co. SpA	3,069	34,288
Pirelli & C. SpA	91,074	62,744
Unipol Gruppo Finanziario SpA	328	774
		97,806

Japan - 19.4%
Aeon Fantasy Co. Ltd.	1,700	19,627
Aisin Seiki Co. Ltd.	10,500	344,100
ASKA Pharmaceutical Co. Ltd.	1,000	8,004
Astellas Pharma, Inc.	1,600	67,803
Belc Co. Ltd.	900	8,603
Brother Industries Ltd.	943	12,956
CAC Corp.	2,000	17,949
Central Japan Railway Co.	3	33,054
Chubu Shiryo Co. Ltd.	3,000	22,573
Chuo Mitsui Trust Holdings, Inc.	3,000	17,855
Combi Corp.	4,500	30,893
Daihatsu Motor Co. Ltd.	12,000	137,414
DeNA Co. Ltd.	2	11,790
FamilyMart Co. Ltd.	500	20,435
FUJIFILM Holdings Corp.	1,000	34,372
Fujitsu Frontech Ltd.	700	6,645
Fujitsu Ltd.	32,000	237,461
Hino Motors Ltd.	17,000	105,339
Kawasaki Kisen Kaisha Ltd.	19,000	178,388
Kobe Steel Ltd.	26,000	74,433
Konica Minolta Holdings, Inc.	13,500	227,945
Matsushita Electric Industrial Co. Ltd.	8,000	172,521
Mitsui OSK Lines Ltd.	500	7,124
Mitsumi Electric Co. Ltd.	1,500	33,407
Nichirei Corp.	3,000	15,397
NIFTY Corp.	42	31,681
Nintendo Co. Ltd.	1,100	620,492
Nippon Telegraph & Telephone Corp.	63	308,504
Nippon Yusen Kabushiki Kaisha	32,000	307,675
Nissan Shatai Co. Ltd.	3,000	23,449
Nisshin Steel Co. Ltd.	112,000	380,751
NTT Data Corp.	2	7,816
Resona Holdings, Inc.	27	41,445

Equity Securities - Cont'd	Shares	Value
Japan - Cont'd
Saizeriya Co. Ltd.	900	$7,967
Santen Pharmaceutical Co. Ltd.	200	5,019
SANYO Electric Co. Ltd.*	46,000	106,997
Shizuoka Gas Co. Ltd.	4,500	19,366
Sumitomo Electric Industries Ltd.	7,800	99,015
Sumitomo Pipe & Tube Co. Ltd.	1,900	14,529
Takefuji Corp.	420	5,842
Tokai Rika Co. Ltd.	1,000	20,670
Tokyo Electron Ltd.	64	3,688
Toyo Seikan Kaisha Ltd.	2,100	37,060
Toyoda Gosei Co. Ltd.	1,300	37,951
Vital-net, Inc.	2,100	13,289
Warabeya Nichiyo Co. Ltd.	2,100	25,313
Yorozu Corp.	500	6,865
		3,971,472

Mexico - 0.4%
Grupo Financiero Banorte SAB de CV	12,630	59,447
Telefonos de Mexico SAB de CV, Series L	16,000	19,006
Telmex Internacional SAB de CV, Series L*	16,000	12,981
		91,434

Netherlands - 4.4%
ASML Holding NV	75	1,848
ING Groep NV (CVA)	23,709	756,211
Koninklijke Philips Electronics NV	3,464	117,878
Oce NV	2,219	27,360
		903,297

Norway - 0.9%
Orkla ASA	950	12,202
Petroleum Geo-Services ASA*	7,000	171,849
		184,051

Portugal - 0.0%
Portugal Telecom SGPS SA	263	2,986

Singapore - 0.4%
Neptune Orient Lines Ltd.	33,000	78,326

South Africa - 1.3%
Aveng Ltd.	886	6,581
BIDVest Group Ltd.	1,668	21,017
Discovery Holdings Ltd.	1,029	2,860
FirstRand Ltd.	11,192	19,064
Investec Ltd.	364	2,200
Liberty Group Ltd.*	1,421	11,302
MTN Group Ltd.	2,058	32,815
New Clicks Holdings Ltd.	10,086	15,992
Palabora Mining Co. Ltd.	2,002	40,384
Telkom South Africa Ltd.	5,550	100,580
VenFin Ltd.	2,900	9,991
		262,786

South Korea - 2.1%
KT Corp. (ADR)	19,900	424,268

Spain - 4.6%
Construcciones y Auxiliar de Ferrocarriles SA	29	12,695
Repsol YPF SA	21,600	851,358
Telefónica SA	2,860	76,022
		940,075

Equity Securities - Cont'd	Shares	Value
Sweden - 0.9%
Autoliv, Inc.	1,000	$46,620
Nordea Bank AB	2,500	34,484
Skandinaviska Enskilda Banken AB	1,500	27,886
SKF AB, Series B	2,453	38,478
Vostok Gas Ltd.*	350	32,824
		180,292

Switzerland - 3.2%
Baloise Holding AG	111	11,705
Galenica AG	60	21,198
Swatch Group AG	56	14,008
Swiss Re	80	5,335
Zurich Financial Services AG	2,347	601,470
		653,716

Taiwan - 2.9%
AU Optronics Corp. (ADR)	37,600	595,584

Thailand - 0.1%
Sansiri PCL	144,100	12,585

United Kingdom - 16.5%
3i Group plc	21,177	347,796
Aegis Group plc	3,106	6,662
Aviva plc	12,670	126,363
Barclays plc:
Ordinary	12,812	74,347
Subscription Shares*	2,745	111
Barratt Developments plc	659	761
Beazley Group plc	4,061	8,994
Bellway plc	1,933	17,412
BG Group plc	2,880	74,933
British Airways plc	23,698	101,545
British Land Co. plc	4,271	60,239
BT Group plc	97,776	389,091
Centrica plc	39,393	243,297
Compass Group plc	19,274	145,609
De La Rue plc	4,581	81,391
GlaxoSmithKline plc	874	19,365
Hays plc	16,302	29,369
HBOS plc:
Nil Paid Rights*	6,023	1,289
Ordinary	15,061	82,750
Home Retail Group plc	16,147	70,074
IG Group Holdings plc	6,944	45,652
IMI plc	7,787	67,664
International Power plc	3,966	34,107
Legal & General Group plc	30,845	61,526
Lloyds TSB Group plc	15,422	95,402
Marks & Spencer Group plc	1,356	8,867
Melrose plc	4,315	13,057
Michael Page International plc	1,242	5,779
Mondi plc	9,094	53,677
Next plc	14,517	280,176
Northern Foods plc	22,560	27,620
Persimmon plc	1,872	11,776
Reckitt Benckiser Group plc	757	38,352
Royal Bank of Scotland Group plc	47,588	203,677
Schroders plc	1,132	20,597
Scottish & Southern Energy plc	3,072	85,799
Stagecoach Group plc	24,225	135,029
Tate & Lyle plc	13,518	106,968

Equity Securities - Cont'd	Shares	Value
United Kingdom - Cont'd
Tesco plc	2,727	$20,048
Vodafone Group plc	7,529	22,355
Whitbread plc	1,422	34,875
William Morrison Supermarkets plc	21,664	114,824
		3,369,225

United States - 3.9%
Adobe Systems, Inc.*	200	7,878
American Italian Pasta Co.*	900	10,206
American Pacific Corp.*	800	13,792
Big Lots, Inc.*	2,400	74,976
Cimarex Energy Co.	300	20,901
Citizens Republic Bancorp, Inc.	9,834	27,732
Darling International, Inc.*	900	14,868
Federated Investors, Inc., Class B	700	24,094
GameStop Corp.*	100	4,040
Integrated Device Technology, Inc.*	1,900	18,886
Liberty Media Corp. - Capital, Series A*	2,400	34,560
Marvell Technology Group Ltd.*	1,258	22,216
MGIC Investment Corp.	1,600	9,776
OceanFirst Financial Corp.	900	16,245
Pacific Capital Bancorp	1,000	13,780
Parker Hannifin Corp.	300	21,396
Perini Corp.*	1,000	33,050
Robbins & Myers, Inc.	100	4,987
Steelcase, Inc.	100	1,003
Terex Corp.*	1,844	94,726
The NASDAQ OMX Group, Inc.*	1,600	42,480
Tidewater, Inc.	2,500	162,575
United Rentals, Inc.*	2,700	52,947
United Stationers, Inc.*	400	14,780
XL Capital Ltd.	2,675	54,998
		796,892

Total Equity Securities (Cost $21,610,536)		20,434,676

TOTAL INVESTMENTS (Cost $21,610,536) - 100.0%		20,434,676
Other assets and liabilities, net - (0.0%)		(9,229)
Net Assets - 100%		$20,425,447

Net Assets Consist Of:
Paid-in capital applicable to 1,204,533 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$20,500,127
Undistributed net investment income		313,671
Accumulated net realized gain (loss) on investments and foreign currency transactions		784,232
Net unrealized appreciation (depreciation) on investments, foreign currencies and assets and liabilities denominated in foreign currencies		(1,172,583)

Net Assets		$20,425,447

Net Asset Value Per Share		$16.96

*     Non-income producing security.

Abbreviations:
ADR: American Depository Receipt
CVA: Certificaten Van Aandelen

See notes to financial statements.

International Equity Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $49,913)	$446,106
Total investment income	446,106

Expenses:
Investment advisory fee	82,293
Transfer agency fees and expenses	10,733
Directors' fees and expenses	1,534
Administrative fees	38,404
Accounting fees	1,738
Custodian fees	37,047
Reports to shareholders	6,174
Professional fees	10,648
Miscellaneous	616
Total expenses	189,187
Fees paid indirectly	(806)
Net expenses	188,381

Net Investment Income	257,725

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	198,018
Foreign currency transactions	(10,452)
187,566

Change in unrealized appreciation (depreciation):
Investments and foreign currencies	(2,910,727)
Assets and liabilities denominated in foreign currencies	1,664
(2,909,063)

Net Realized and Unrealized Gain (Loss)	(2,721,497)

Increase (Decrease) in Net Assets
Resulting From Operations	($2,463,772)

See notes to financial statements.

International Equity Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$257,725	$286,386
Net realized gain (loss)	187,566	3,071,517
Change in unrealized appreciation or (depreciation)	(2,909,063)	(2,775,186)

Increase (Decrease) in Net Assets
Resulting From Operations	(2,463,772)	582,717

Distributions to shareholders from:
Net investment income	--	(278,501)
Net realized gain	--	(3,605,235)
Total distributions	--	(3,883,736)

Capital share transactions:
Shares sold	1,295,365	5,843,674
Reinvestment of distributions	--	3,883,737
Shares redeemed	(3,034,033)	(6,899,244)
Total capital share transactions	(1,738,668)	2,828,167

Total Increase (Decrease) in Net Assets	(4,202,440)	(472,852)

Net Assets
Beginning of period	24,627,887	25,100,739
End of period (including undistributed net investment income of $313,671 and $55,946, respectively)	$20,425,447	$24,627,887

Capital Share Activity
Shares sold	74,143	251,860
Reinvestment of distributions	--	205,271
Shares redeemed	(174,165)	(300,972)
Total capital share activity	(100,022)	156,159

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social International Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

The Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$20,434,676
Level 2 - Other Significant Observable Inputs	--
Level 3 - Significant Unobservable Inputs	--
Total	$20,434,676

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included with the net realized and unrealized gain or loss on investments and foreign currencies.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly on the following rates of the Portfolio's average daily net assets: .75% on the first $250 million, .725% on the next $250 million and .675% on the excess of $500 million. Under the terms of the agreement, $13,244 was payable at period end. In addition, $6,770 was payable at period end for operating expenses paid by the Advisor during June 2008.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .35% based on the Portfolio's average daily net assets. Under the terms of the agreement, $6,180 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $507 for the six months ended June 30, 2008. Under the terms of the agreement, $74 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $10,402,835 and $11,756,226 respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $21,673,471. Net unrealized depreciation aggregated $1,238,795, of which $1,997,114 related to appreciated securities and $3,235,909 related to depreciated securities.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had $28,057 of outstanding borrowings at an interest rate of 3.00% at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

WEIGHTED AVERAGE DAILY BALANCE	AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$40,426	3.53%	$392,381	June 2008

International Equity Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2008	2007	2006
Net asset value, beginning	$18.88	$21.86	$18.08
Income from investment operations
Net investment income	.22	.26	.15
Net realized and unrealized gain (loss)	(2.14)	.30	4.83
Total from investment operations	(1.92)	.56	4.98
Distributions from
Net investment income	--	(.25)	(.12)
Net realized gain	--	(3.29)	(1.08)
Total distributions	--	(3.54)	(1.20)
Total increase (decrease) in net asset value	(1.92)	(2.98)	3.78
Net asset value, ending	$16.96	$18.88	$21.86

Total return*	(10.17%)	2.52%	27.51%
Ratios to average net assets: A
Net investment income	2.35% (a)	1.08%	.81%
Total expenses	1.72% (a)	1.61%	1.86%
Expenses before offsets	1.72% (a)	1.61%	1.86%
Net expenses	1.72% (a)	1.59%	1.79%
Portfolio turnover	47%	96%	137%
Net assets, ending (in thousands)	$20,425	$24,628	$25,101

		Years Ended
	December 31,	December 31,	December 31,
	2005	2004	2003
Net asset value, beginning	$16.49	$14.09	$10.93
Income from investment operations
Net investment income	.15	.06	.02
Net realized and unrealized gain (loss)	1.50	2.47	3.43
Total from investment operations	1.65	2.53	3.45
Distributions from
Net investment income	(.06)	(.13)	(.29)
Net realized gain	--	--	--
Total distributions	(.06)	(.13)	(.29)
Total increase (decrease) in net asset value	1.59	2.40	3.16
Net asset value, ending	$18.08	$16.49	$14.09

Total return*	10.00%	17.95%	31.56%
Ratios to average net assets: A
Net investment income	.83%	.43%	.33%
Total expenses	2.21%	2.18%	2.42%
Expenses before offsets	2.15%	2.08%	2.28%
Net expenses	2.03%	2.02%	2.24%
Portfolio turnover	62%	68%	86%
Net assets, ending (in thousands)	$19,021	$18,712	$14,171

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert
Investments that make a difference®

June 30, 2008

Semi-Annual Report

Calvert Variable Series, Inc.
Calvert Social Mid Cap Growth Portfolio

Calvert
Investments that make a difference

A UNIFI Company

Calvert Variable Series, Inc.
Calvert Social Mid Cap Growth Portfolio
Managed by New Amsterdam Partners, LLC

Dear Investor:

Performance

In the six months ended June 30, 2008, CVS Social Mid Cap Growth Portfolio returned 1.44% compared with -6.81% for the Russell Midcap® Growth Index. The Portfolio's outperformance relative to the Index was largely due to strong stock selection across several sectors.

Investment Climate

The U.S. stock market was off broadly for the reporting period. The first three months saw sharp losses across all styles. Although mid-cap and small-cap stock indexes posted positive returns for the second quarter, the broader market experienced the worst June since the Great Depression. Media headlines made it easy to believe the U.S. was in a recession. Yet economic growth, as measured by gross domestic product (GDP), was still in positive territory thanks to strong exports. In fact, GDP grew 1% in the first quarter and is expected to increase to around 1.5% for the second quarter--with the uptick partly driven by the arrival of the economic stimulus checks in homes across the country. Well-managed business inventories also helped stabilize the economy. Overall, we believe the best description for the first half of 2008 may be a "growth recession."

However, domestic demand for U.S. products was low, as soaring energy and commodity prices meant that consumers had to devote more of their incomes to gasoline and groceries. Unemployment rose as well. Furthermore, expansion of the subprime mortgage crisis and the related financial market turmoil has greatly shaken investor confidence in financial institutions, rating agencies, and bond insurers--and made credit much harder to get.

Portfolio Strategy

Portfolio Changes

During the first half of 2008, we traded eight holdings in the Portfolio. We increased our exposure to the Energy sector with the purchase of Swift Energy, a land-based oil and gas exploration and production company. In Industrials, we sold foodservice equipment maker Middleby due to economic weakness in its end markets and replaced it with global industrial conglomerate SPX. Given the softening outlook for advertising, we sold Consumer Discretionary holding Meredith and purchased direct-selling giant Tupperware, retailer Advanced Auto Parts, and casual footwear producer Deckers Outdoors. In Health Care, weakening fundamentals in the managed-care industry led us to replace Coventry Health Care with respiratory services provider Lincare Holdings. Financials holdings Ambac and First Marblehead were sold to limit exposure to ongoing financial market woes. In Information Technology, we replaced scoreboard manufacturer Daktronics with surround-sound pioneer Dolby Laboratories. We also eliminated our position in FactSet Research Systems due to deteriorating conditions in its financial end-markets. We sold Xerox due to a slower sales outlook. Finally, we established a position in the Telecommunication Services sector with the purchase of CenturyTel.

Key Performance Factors

Overall, strong stock selection and positive sector selection put the Portfolio in the black, compared with a decline for the benchmark. In fact, our stock picks added value across most sectors, especially in Consumer Discretionary and Energy. Discount retailer Ross Stores rose 39.7%, benefiting from the "trade-down" effect as consumers sought to stretch their wallets in the slowing economy.1 Thanks to soaring energy prices, Superior Energy and St. Mary Land & Exploration both gained more than 60%, while Utilities holding Energen increased 21.9%. In sector selection, underweights to Consumer Discretionary, Financials, and Industrials contributed to performance, while an underweight to Energy and overweight to Health Care detracted.

On the other hand, stock picking was weak in Consumer Staples, where expectations for slowing sales growth and increased competition drove beverage manufacturer Hansen Natural 34.9% lower. Meredith's reported weak ad sales and circulation revenue drove the stock down 47.6% before it was sold. And Affiliated Managers Group fell 23.3% as languishing financial markets took their toll on the investment manager's projected revenues.

Outlook

The largest risks to economic growth center on the size and direction of price changes in the energy and commodity markets, as well as on consumer confidence. Energy prices have reached much higher levels than most people ever expected, and could well go higher. Net worth, which had grown markedly over the last decade, is shrinking--as is the price-to-earnings ratio of the broader U.S. stock market. Massive write-downs related to the ailing housing market and Financials sector will continue to weigh on total corporate earnings, which are likely to be down 18% to 20% from 2007. The silver lining is that non-financial companies may post high single-digit earnings gains in 2008.

Overall, we expect the low-growth environment in the U.S. to continue for the foreseeable future. If energy and commodity prices continue to escalate then the economy could tilt more towards recession; an increase in unemployment could hurt as well. Political risks are high, with increasing tensions in the Middle East and possible volatility from the November elections.

The Federal Reserve says it is keeping a careful eye on inflation. But if the economy worsens, we believe the government may offer more fiscal stimulus to avoid outright recession (regardless of which party wins the presidential election). While we believe the U.S. is likely to avoid the stagflation of the 1970s, more fiscal stimulus--even if it's offset by tax increases--could worsen the deficit and might prove inflationary.

We believe the stock market will post a positive return in the second half of the year, but substantial economic headwinds may prevent a positive result for 2008. As of this writing, we have positioned the Portfolio with an overweight to the Information Technology and Health Care sectors and an underweight to Consumer Discretionary, Financials, and Industrials. Historically, the growth-at-a-reasonable-price (GARP) strategy we practice has performed well in a low-growth economic environment. Therefore, we will continue to follow this strategy with discipline.

Sincerely,

Michelle R. Clayman, CFA	Nathaniel Paull, CFA
Managing Partner	Partner
Chief Investment Officer	Senior Portfolio Manager
New Amsterdam Partners, LLC	New Amsterdam Partners, LLC

July 2008

1 All returns shown for individual holdings reflect that part of the reporting period the holdings were held.

As of June 30, 2008, the following companies represented the following percentages of Portfolio net assets: Swift Energy 2.70%, Middleby 0%, SPX 1.02%, Meredith 0%, Tupperware 1.52%, Advance Auto Parts 0.99%, Deckers Outdoors 2.69%, Coventry Health Care 0%, Lincare Holdings 0.69%, Ambac 0%, First Marblehead 0%, Dolby Labs 2.28%, Daktronics 0%, FactSet 0%, Xerox 0%, CenturyTel 2.84%, Ross Stores 1.80%, Superior Energy Services 4.80%, St. Mary Land & Exploration 4.95%, Energen 3.14%, Hansen Natural 1.70%, and Affiliated Managers Group 2.44%. All holdings are subject to change without notice.

Calvert Social Mid Cap Growth Portfolio of Calvert Variable Series, Inc., should not be confused with the Calvert Capital Accumulation Fund.

Performance of the two funds will differ.

CVS Calvert Social
Mid Cap Growth Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.08)
One year	1.62%
Five year	8.85%
Ten year	3.38%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

New Subadvisor assumed management of the Portfolio effective September 2005.
Economic Sectors	% of Total Investments
Consumer Discretionary	9.8%
Consumer Staples	4.1%
Energy	15.4%
Financials	4.0%
Health Care	16.2%
Industrials	7.5%
Information Technology	24.4%
Materials	7.5%
Telecommunication Services	2.8%
Utilities	5.7%
U.S. Government Agency Obligations	2.6%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 -- 6/30/08
Actual	$1,000.00	$1,014.10	$5.77
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.13	$5.78

* Expenses are equal to the Fund's annualized expense ratio of 1.15%, multiplied by the average account value over the period, multiplied by 182/366.

Mid Cap Growth Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 98.8%	Shares	Value
Beverages - 1.7%
Hansen Natural Corp.*	30,500	$879,010

Capital Markets - 4.1%
Affiliated Managers Group, Inc.*	14,000	1,260,840
Federated Investors, Inc., Class B	24,600	846,732
		2,107,572

Chemicals - 3.7%
Praxair, Inc.	20,500	1,931,920

Commercial Services & Supplies - 1.3%
Watson Wyatt Worldwide, Inc.	13,000	687,570

Diversified Consumer Services - 3.0%
Strayer Education, Inc.	7,300	1,526,211

Diversified Telecommunication Services - 2.8%
CenturyTel, Inc.	41,200	1,466,308

Electronic Equipment & Instruments - 16.3%
Amphenol Corp.	41,400	1,858,032
Dolby Laboratories, Inc.*	29,300	1,180,790
FLIR Systems, Inc.*	42,000	1,703,940
Itron, Inc.*	17,385	1,709,815
Mettler-Toledo International, Inc.*	7,300	692,478
Rofin-Sinar Technologies, Inc.*	43,100	1,301,620
		8,446,675

Energy Equipment & Services - 7.9%
FMC Technologies, Inc.*	21,100	1,623,223
Superior Energy Services, Inc.*	45,000	2,481,300
		4,104,523

Gas Utilities - 5.8%
Energen Corp.	20,800	1,623,024
Oneok, Inc.	27,800	1,357,474
		2,980,498

Health Care Equipment & Supplies - 2.8%
Hospira, Inc.*	36,300	1,455,993

Health Care Providers & Services - 6.1%
DaVita, Inc.*	27,000	1,434,510
Laboratory Corp. of America Holdings*	19,500	1,357,785
Lincare Holdings, Inc.*	12,600	357,840
		3,150,135

Household Durables - 1.5%
Tupperware Brands Corp.	23,000	787,060

Household Products - 2.5%
Church & Dwight Co., Inc.	22,400	1,262,240

IT Services - 2.4%
Global Payments, Inc.	26,600	1,239,560

Equity Securities - Cont'd	Shares	Value
Life Sciences - Tools & Services - 5.4%
Dionex Corp.*	22,600	$1,499,962
Millipore Corp.*	18,900	1,282,554
		2,782,516

Machinery - 4.3%
Donaldson Co., Inc.	38,500	1,718,640
SPX Corp.	4,000	526,920
		2,245,560

Metals & Mining - 3.9%
Reliance Steel & Aluminum Co.	26,000	2,004,340

Oil, Gas & Consumable Fuels - 7.7%
St. Mary Land & Exploration Co.	39,600	2,559,744
Swift Energy Co.*	21,100	1,393,866
		3,953,610

Pharmaceuticals - 2.1%
Endo Pharmaceuticals Holdings, Inc.*	45,000	1,088,550

Software - 6.0%
ANSYS, Inc.*	33,520	1,579,463
Sybase, Inc.*	52,200	1,535,724
		3,115,187

Specialty Retail - 2.8%
Advance Auto Parts, Inc.	13,200	512,556
Ross Stores, Inc.	26,200	930,624
		1,443,180

Textiles, Apparel & Luxury Goods - 2.7%
Deckers Outdoor Corp.*	10,000	1,392,000

Trading Companies & Distributors - 2.0%
WESCO International, Inc.*	25,210	1,009,408

Total Equity Securities (Cost $40,965,308)		51,059,626

	Principal
U.S. Government Agencies and Instrumentalities - 2.7%	Amount
Federal Home Loan Bank Discount Notes, 7/1/08	$1,400,000	1,400,000

Total U.S. Government Agencies and Instrumentalities (Cost $1,400,000)		1,400,000

TOTAL INVESTMENTS (Cost $42,365,308) - 101.5%		52,459,626
Other assets and liabilities, net - (1.5%)		(758,523)
Net Assets - 100%		$51,701,103
Net Assets Consist of:
Paid-in capital applicable to 1,669,326 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$42,839,950
Undistributed net investment income (loss)		(161,725)
Accumulated net realized gain (loss) on investments		(1,071,440)
Net unrealized appreciation (depreciation) on investments		10,094,318

Net Assets		$51,701,103

Net Asset Value Per Share		$30.97

* Non-income producing security.

See notes to financial statements.

Mid Cap Growth Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income	$116,138
Interest income	12,480
Total investment income	128,618

Expenses:
Investment advisory fee	163,782
Transfer agency fees and expenses	25,540
Accounting fees	4,003
Directors' fees and expenses	3,501
Administrative fees	62,993
Custodian fees	6,367
Reports to shareholders	15,141
Professional fees	11,279
Miscellaneous	1,251
Total expenses	293,857
Fees paid indirectly	(3,514)
Net expenses	290,343

Net Investment Income (Loss)	(161,725)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,336,326)
Change in unrealized appreciation (depreciation)	2,072,223

Net Realized and Unrealized Gain
(Loss) on Investments	735,897

Increase (Decrease) in Net Assets
Resulting From Operations	$574,172

See notes to financial statements.

Mid Cap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income (loss)	($161,725)	($254,121)
Net realized gain (loss)	(1,336,326)	1,415,151
Change in unrealized appreciation or (depreciation)	2,072,223	3,465,934

Increase (Decrease) in Net Assets
Resulting From Operations	574,172	4,626,964

Distributions to shareholders from:
Net realized gain	--	(1,092,479)

Capital share transactions:
Shares sold	3,525,622	6,228,072
Reinvestment of distributions	--	1,092,479
Shares issued from merger (See Note A)	--	8,151,735
Shares redeemed	(6,453,666)	(14,044,497)
Total capital share transactions	(2,928,044)	1,427,789

Total Increase (Decrease) in Net Assets	(2,353,872)	4,962,274

Net Assets
Beginning of period	54,054,975	49,092,701
End of period (including net investment loss of $161,725 and $0, respectively)	$51,701,103	$54,054,975

Capital Share Activity
Shares sold	115,063	203,429
Reinvestment of distributions	--	35,516
Shares issued from merger (See Note A)	--	257,722
Shares redeemed	(216,202)	(461,039)
Total capital share activity	(101,139)	35,628

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Social Mid Cap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

On September 27, 2007, the net assets of the Calvert Variable Series, Inc. Social Small Cap Growth Portfolio ("Small Cap Portfolio") merged into the Calvert Variable Series, Inc. Social Mid Cap Growth Portfolio ("Mid Cap Portfolio"). The merger was accomplished by a tax-free exchange of 257,722 shares of the Mid Cap Portfolio (valued at $8,151,735) for 499,408 shares of the Small Cap Portfolio outstanding at September 27, 2007. The Small Cap Portfolio's net assets as of September 27, 2007, including $1,386,431 of unrealized appreciation, were combined with those of the Mid Cap Portfolio.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$51,059,626
Level 2 - Other Significant Observable Inputs	1,400,000
Level 3 - Significant Unobservable Inputs	--
Total	$52,459,626

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .65%, of the Portfolio's average daily net assets. Under the terms of the agreement, $27,942 was payable at period end. In addition, $3,534 was payable at period end for operating expenses paid by the Advisor during June 30, 2008.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .25% based on the Portfolio's annual average daily net assets. Under the terms of the agreement, $10,747 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $995 for the six months ended June 30, 2008. Under the terms of the agreement, $172 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $11,421,458 and $14,425,250, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $42,371,436. Net unrealized appreciation aggregated $10,088,190, of which $11,501,835 related to appreciated securities and $1,413,645 related to depreciated securities.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$1,561	2.83%	$109,762	May 2008

Mid Cap Growth Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2008	2007	2006
Net asset value, beginning	$30.53	$28.30	$26.47
Income from investment operations
Net investment income (loss)	(.10)	(.14)	(.16)
Net realized and unrealized gain (loss)	.54	3.00	1.99
Total from investment operations	.44	2.86	1.83
Distributions from
Net realized gain	--	(.63)	--
Total distributions	--	(.63)	--
Total increase (decrease) in net asset value	.44	2.23	1.83
Net asset value, ending	$30.97	$30.53	$28.30

Total return*	1.44%	10.09%	6.91%
Ratios to average net assets: A
Net investment income (loss)	(.64%) (a)	(.50%)	(.51%)
Total expenses	1.17% (a)	1.18%	1.17%
Expenses before offsets	1.17% (a)	1.18%	1.17%
Net expenses	1.15% (a)	1.16%	1.15%
Portfolio turnover	23%	59%	38%
Net assets, ending (in thousands)	$51,701	$54,055	$49,093

		Years Ended
	December 31,	December 31,	December 31,
	2005	2004	2003
Net asset value, beginning	$26.36	$24.11	$18.31
Income from investment operations
Net investment income (loss)	(.22)	(.20)	(.17)
Net realized and unrealized gain (loss)	.33	2.45	5.97
Total from investment operations	.11	2.25	5.80
Total increase (decrease) in net asset value	.11	2.25	5.80
Net asset value, ending	$26.47	$26.36	$24.11

Total return*	.42%	9.33%	31.68%
Ratios to average net assets: A
Net investment income (loss)	(.73%)	(.83%)	(.87%)
Total expenses	1.20%	1.17%	1.20%
Expenses before offsets	1.19%	1.16%	1.19%
Net expenses	1.17%	1.15%	1.17%
Portfolio turnover	142%	89%	148%
Net assets, ending (in thousands)	$57,718	$69,492	$62,596

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund's website at www.calvert.com and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Calvert
Investments that make a difference®

June 30, 2008

Semi-Annual Report

Calvert Variable Series, Inc.
Calvert Income Portfolio

Calvert
Investments that make a difference

A UNIFI Company

Calvert Variable Series, Inc.
Calvert Income Portfolio
Managed by Calvert Asset Management Company, Inc.

Dear Investor:

Performance

CVS Income Portfolio returned -0.62% for the six-month period ended June 30, 2008, versus -0.48% for the benchmark Lehman U.S. Credit Index. Security selection caused the slight relative underperformance.

Investment Climate

The six-month period that ended June 30, 2008 was one of the most difficult periods in the history of the U.S. credit markets. The turmoil that began last summer grew to include securities at the top of the credit-quality ladder. Markets froze for high-quality municipal bonds and even government-guaranteed housing agency and mortgage-backed securities. Early in 2008, the falling fortunes of bond insurance firms severely affected the municipal debt sector. Money market instruments, auction-rate securities, and bonds with no unusual structures all experienced problems. By early March, the prices of most credit-market securities--not just municipal debt--traded at or near record discounts to U.S. Treasuries.

To combat the rising tide of trouble, the Federal Reserve (Fed) rapidly cut its target interest rate and rolled out new or expanded programs to ease the liquidity crunch. In early March, rising panic about a possible systemic crisis in the financial system linked to the looming failure of Bear Stearns led to another Fed support package. This package allowed non-commercial-bank primary dealers in U.S. Treasury securities to borrow directly from the Fed for the first time since the 1930s.

In April and May, conditions steadily improved in all credit markets, including municipals. Yields on Treasury securities rose as investors began to unwind positions from their earlier flight to quality and as belief spread that the Fed was done with interest rates cuts--and may even raise interest rates by year-end. Inflation concerns haunted the market despite economic data that showed a very weak economy. Headline inflation (CPI) ran at a 4.2% pace, while core inflation was a tamer 2.3%.1 Credit concerns surfaced again in June but not to the degree seen in March. There were bouts of extreme interest-rate volatility during the period, but the yield on the benchmark 10-year Treasury note was nearly unchanged at period end. However, the three-month Treasury bill yield dropped significantly from 3.36% to 1.71%.2 The U.S. economy, as measured by gross domestic product (GDP), was expected to grow 0.7% for the first half of 2008.3

Portfolio Strategy

With a strategic overweight to very short (less than one year to maturity) securities and cash, the Portfolio was positioned to benefit from the sell off in Treasuries that we anticipated--and this strategy paid off in the second quarter of the reporting period. An underweight to corporate bonds also helped performance, as ongoing troubles in the housing market and worrisome inflation data continued to fuel investors' aversion to risk and threaten economic growth.4 As a result, corporate bonds lagged U.S. Treasury and government agency bonds for the period and high credit quality bonds outperformed those with low credit quality. The Lehman AAA Credit Index returned 1.36% compared with -0.95% for the Lehman BBB Credit Index.

However, the above benefits were more than offset by significant declines in the value of many holdings in the Financial Services sector, particularly out-of-benchmark holdings issued by Atlantic Mutual and Orkney Reinsurance, as well as Glitner Bank bonds. The Fund's overweight to insured AAA rated taxable municipal bonds also hurt relative returns due to their guarantees from struggling monoline insurers.

Outlook

We expect the credit markets to slowly recover over the remainder of the year but do not foresee a return to the heady times of a few years ago. As financial institutions must rebuild capital, they are not inclined to increase their lending. A credit crunch is underway with similarities to the credit crunch of the early 1990s. But this time the problem is larger and more global in nature, so the crunch may last through next year. We expect economic growth to be sub-par and for the Fed to keep its target fed funds rate around the current level of 2% for the balance of 2008. Elevated energy and food prices remain a concern, although core inflation has remained stable. As markets improve, liquidity should return to the credit markets, providing opportunities to increase active trading in the Portfolio.

Gregory Habeeb
Senior Portfolio Manager
Calvert Asset Management Company
July 2008

1 Source: Bureau of Labor Statistics consumer price indexes for May 2008.

2 Source: Federal Reserve, Bloomberg.

3 Source: June 2008 Wall Street Journal survey of professional forecasters.

4 The CVS Income Portfolio had a weighting of 52% to corporate securities versus 84% of the Lehman U.S. Credit Index on June 30, 2008. Also, 30% of the Portfolio was comprised of high-quality government agency and taxable municipal bonds versus 16% of the benchmark as of the same date.

5 As of June 30, 2008, the following holdings represented the following percentages of CVS Income Portfolio: Atlantic Mutual 0.04%, Orkney Reinsurance 0.09%, and Glitner Bank 1.83%. All holdings are subject to change without notice.

Calvert Income Portfolio of Calvert Variable Series, Inc. should not be confused with Calvert Income Fund. Performance of the two funds will differ.

CVS Calvert Income Portfolio*

Comparison of change in value of a hypothetical $10,000 investment.

Average Annual Total Return
(period ended 6.30.08)

One year	2.87%
Five year	4.62%
Since Inception (4.30.02)	6.12%

*Performance information is for the Portfolio only and does not reflect charges and expenses of the variable annuity or variable universal life contract. Past performance does not indicate future results.

Economic Sectors	% of Total Investments
Asset Backed Securities	4.0%
Banks	13.7%
Brokerages	1.8%
Commercial Mortgage Back Securities	4.7%
Financial Services	3.0%
Financials	0.8%
Industrial	16.6%
Industrial - Finance	5.2%
Insurance	0.3%
Mortgage Backed Securities	1.8%
Municipal Obligations	20.9%
Real Estate Investment Trusts	2.5%
Special Purpose	4.4%
Transportation	1.8%
U.S. Government Agency Obligations	8.5%
U.S. Treasury	5.3%
Utilities	4.7%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$993.10	$4.30
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.55	$4.36

* Expenses are equal to the Fund's annualized expense ratio of 0.87%, multiplied by the average account value over the period, multiplied by 182/366.

Income Portfolio
Statement of Net Assets
June 30, 2008

	Principal
Asset Backed Securities - 1.7%	Amount	Value
Capital Auto Receivables Asset Trust, 5.40%, 10/15/09	$240,123	$241,366
Capital One Auto Finance Trust, 5.33%, 11/15/10	236,661	235,393
Captec Franchise Trust, 8.155%, 6/15/13 (e)	200,000	208,996
Countrywide Asset-Backed Certificates, 2.933%, 11/25/34 (r)	89,171	79,104
Dunkin Securitization, 5.779%, 6/20/31 (e)	250,000	230,037
GE Dealer Floorplan Master Note Trust, 2.489%, 4/20/11 (r)	100,000	99,209
Golden Securities Corp., 2.759%, 12/2/13 (e)(r)	6,135	6,131
GS Auto Loan Trust, 2.65%, 5/16/11	19,130	19,124
Household Automotive Trust, 3.93%, 7/18/11	171,063	171,078
WFS Financial Owner Trust, 3.60%, 2/17/12	25,194	25,178

Total Asset Backed Securities (Cost $1,334,480)		1,315,616

Collateralized Mortgage-Backed Obligations (privately originated) - 0.6%
American Home Mortgage Assets, 4.104%, 5/25/46 (r)	995,490	47,286
Chase Funding Mortgage Loan, 4.045%, 5/25/33	143,324	140,732
Impac CMB Trust:
2.793%, 4/25/35 (r)	122,234	72,907
2.753%, 5/25/35 (r)	26,473	21,352
2.803%, 8/25/35 (r)	101,426	76,714
Residential Asset Securitization Trust, 6.25%, 11/25/36	113,863	100,449

Total Collateralized Mortgage-Backed Obligations (privately originated) (Cost $549,234)		459,440

Commercial Mortgage-Backed Securities - 6.2%
Banc of America Commercial Mortgage, Inc., 5.449%, 1/15/49	300,000	288,187
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.205%, 12/11/49	400,000	390,594
Cobalt CMBS Commercial Mortgage Trust, 5.74%, 8/15/12 (r)	3,000,000	2,971,875
Crown Castle Towers LLC:
4.643%, 6/15/35 (e)	250,000	253,923
5.245%, 11/15/36 (e)	400,000	398,824
Enterprise Mortgage Acceptance Co LLC, 6.156%, 1/15/27 (e)(r)	539,957	253,780
Global Signal Trust II, 4.232%, 12/15/14 (e)	100,000	98,660
Global Signal Trust III, 5.361%, 2/15/36 (e)	250,000	250,350

Total Commercial Mortgage-Backed Securities (Cost $4,966,472)		4,906,193

Corporate Bonds - 53.3%
AgFirst Farm Credit Bank:
8.393% to 12/15/11, floating rate thereafter to 12/15/16 (r)	100,000	97,920
6.585% to 06/15/12, floating rate thereafter to 6/29/49 (e)(r)	350,000	254,827
7.30%, 10/14/49 (e)	300,000	278,127
Alliance Mortgage Investments, 12.61%, 6/1/10 (b)(r)(x)*	96,336	-
American National Red Cross, 5.422%, 11/15/13	335,000	343,770
Anadarko Petroleum Corp., 3.176%, 9/15/09 (r)	500,000	493,720
APL Ltd., 8.00%, 1/15/24	175,000	160,562
ArcelorMittal , 6.125%, 6/1/18 (e)	300,000	292,258
Atlantic City Electric Co., 6.625%, 8/1/13	500,000	510,415
Atlantic Marine Corp. Communities LLC, 6.158%, 12/1/51 (b)(e)	200,000	164,460
Atlantic Mutual Insurance Co., 8.15%, 2/15/28 (b)(e)(p)*	650,000	32,500

	Principal
Corporate Bonds - Cont'd	Amount	Value
Autopista del Maipo Sociedad, 7.373%, 6/15/22 (e)	$250,000	$238,808
BAC Capital Trust XV, 3.482%, 6/1/56 (r)	710,000	548,857
BAE Systems Asset Trust, 6.664%, 9/15/13 (e)	398,553	409,015
Bank of America, 3.316%, 5/12/10 (r)	500,000	497,752
Bayview Research Center Finance Trust, 6.33%, 1/15/37 (b)(e)	575,000	581,733
Bear Stearns Co's, Inc.:
2.891%, 3/30/09 (r)	30,000	29,796
3.218%, 7/19/10 (r)	400,000	393,275
2.886%, 8/15/11 (r)	300,000	290,827
BF Saul, 7.50%, 3/1/14	200,000	176,500
BNSF Funding Trust I, 6.613% to 1/15/26, floating rate thereafter to 12/15/55 (r)	1,575,000	1,435,823
Bunge Ltd. Finance Corp., 4.375%, 12/15/08	300,000	300,100
C8 Capital SPV Ltd., 6.64% to 12/31/14, floating rate thereafter to 12/31/49 (e)(r)	600,000	556,858
Capmark Financial Group, Inc., 3.366%, 5/10/10 (r)	300,000	231,255
Cargill, Inc, 4.068%, 1/21/11 (e)(r)	400,000	398,672
Chesapeake Energy Corp, 7.25%, 12/15/18	900,000	879,750
Chevy Chase Bank FSB, 6.875%, 12/1/13	250,000	233,257
CIT Group, Inc., 6.10% to 3/15/17, floating rate thereafter to 3/15/67 (r)	320,000	158,000
Citigroup, Inc., 8.40% to 4/30/18, floating rate thereafter to 4/30/49 (r)	200,000	185,064
Comcast Corp., 3.01%, 7/14/09 (r)	140,000	138,430
Compass Bancshares, Inc., 3.31%, 10/9/09 (e)(r)	200,000	198,997
Credit Agricole SA, 6.637% to 5/31/17, floating rate thereafter to 12/31/49 (e)(r)	1,745,000	1,453,212
Dime Community Bancshares, Inc., 9.25%, 5/1/10 (e)	100,000	107,755
Discover Financial Services, 3.316%, 6/11/10 (r)	600,000	513,130
Dominion Resources, Inc.:
3.86375%, 6/17/10 (r)	300,000	299,951
6.30% to 9/30/11, floating rate thereafter to 9/30/66 (r)	300,000	273,245
Enterprise Products Operating LP, 7.034% to 1/15/18, floating rate thereafter to 1/15/68 (r)	1,345,000	1,204,077
FMG Finance Pty Ltd.:
6.682%, 9/1/11 (e)(r)	800,000	805,000
10.00%, 9/1/13 (e)	250,000	274,063
Ford Motor Credit Co. LLC, 7.163%, 4/15/12 (r)	1,800,000	1,719,366
Fort Knox Military Housing, 5.815%, 2/15/52 (e)	250,000	222,963
Glitnir Banki HF:
2.873%, 10/15/08 (e)(r)	400,000	386,802
3.078%, 4/20/10 (e)(r)	600,000	487,128
3.258%, 1/21/11 (e)(r)	200,000	154,655
6.693% to 6/15/11, floating rate thereafter to 6/15/16 (e)(r)	100,000	63,112
6.375%, 9/25/12 (e)	400,000	343,809
GMAC Commercial Mortgage Asset Corp., 6.107%, 8/10/52 (e)	350,000	341,495
GMAC LLC:
3.951%, 9/23/08 (r)	840,000	827,570
3.926%, 5/15/09 (r)	1,100,000	1,025,965
Great River Energy:
5.829%, 7/1/17 (e)	480,000	476,616
6.254%, 7/1/38 (e)	400,000	386,028
HBOS plc, 6.657% to 5/21/37, floating rate thereafter to 5/29/49 (e)(r)	200,000	140,141
Health Care Property Investors, Inc., 3.226%, 9/15/08 (r)	500,000	498,205
Hewlett-Packard Co., 3.081%, 9/3/09 (r)	330,000	330,589
HRPT Properties Trust, 3.376%, 3/16/11 (r)	450,000	413,629
Huntington National Bank, 4.65%, 6/30/09	200,000	197,375
Independence Community Bank Corp., 3.75% to 4/1/09, floating rate thereafter to 4/1/14 (r)	505,000	404,948
Ingersoll-Rand Co. Ltd.:
6.23%, 11/19/27	426,000	450,770
6.015%, 2/15/28	285,000	291,139
Irwin Land LLC, 5.03%, 12/15/25	150,000	131,624
Jersey Central Power & Light Co., 5.625%, 5/1/16	200,000	193,077
John Deere Capital Corp., 3.434%, 1/18/11 (r)	500,000	499,248
JPMorgan Chase & Co., 2.88%, 10/28/08 (r)	625,000	624,953
Kaupthing Bank HF, 5.75%, 10/4/11 (e)	600,000	485,751
Land O'Lakes Capital Trust I, 7.45%, 3/15/28 (e)	400,000	338,000
Lehman Brothers Holdings, Inc., 2.68%, 9/8/08 (r)	100,000	99,757
Leucadia National Corp., 8.125%, 9/15/15	600,000	602,934

	Principal
Corporate Bonds - Cont'd	Amount	Value
LL & P Wind Energy, Inc. Washington Revenue Bonds, 6.192%, 12/1/27	$200,000	$200,256
Lumbermens Mutual Casualty Co.:
9.15%, 7/1/26 (e)(m)*	42,000	420
8.30%, 12/1/37 (e)(m)*	100,000	1,000
M&I Marshall & Ilsley Bank, 2.946%, 12/4/12 (r)	300,000	253,587
Massachusetts Institute of Technology, 7.25%, 11/2/96	150,000	193,891
McGuire Air Force Base Military Housing Project, 5.611%, 9/15/51 (e)	300,000	259,281
Meridian Funding Co. LLC, 2.928%, 10/6/08 (e)(r)	17,559	16,709
Merrill Lynch & Co., Inc.:
2.768%, 8/14/09 (r)	250,000	243,660
3.173%, 1/15/15 (r)	400,000	336,447
National Fuel Gas Co., 6.50%, 4/15/18 (e)	100,000	98,708
Nationwide Health Properties, Inc.:
6.50%, 7/15/11	400,000	399,556
6.59%, 7/7/38	70,000	73,459
Noble Group Ltd:
8.50%, 5/30/13 (e)	850,000	855,285
6.625%, 3/17/15 (e)	150,000	131,760
Ohana Military Communities LLC:
5.675%, 10/1/26 (e)	600,000	567,888
6.00%, 10/1/51 (e)	100,000	94,172
Orkney Re II plc, Series B, 6.096%, 12/21/35 (b)(e)(r)(z)	250,000	73,845
Pacific Pilot Funding Ltd., 3.568%, 10/20/16 (e)(r)	96,506	96,574
Pedernales Electric Cooperative, 5.952%, 11/15/22 (e)	200,000	203,403
Pepco Holdings, Inc., 3.307%, 6/1/10 (r)	160,000	157,966
Pioneer Natural Resources Co.:
5.875%, 7/15/16	250,000	226,778
6.65%, 3/15/17	1,000,000	942,557
ProLogis, 6.625%, 5/15/18	400,000	387,155
Puget Sound Energy, Inc., 7.02%, 12/1/27	377,000	386,706
Reed Elsevier Capital, Inc., 3.106%, 6/15/10 (r)	300,000	293,034
Richmond County Capital Corp., 5.963%, 7/15/49 (e)(r)	300,000	301,125
Rochester Gas & Electric Corp., 6.375%, 9/1/33	475,000	446,510
Royal Bank of Scotland Group plc, 7.64% to 9/29/17, floating rate thereafter to 3/29/49 (r)	600,000	546,806
Skyway Concession Co. LLC, 3.081%, 6/30/17 (b)(e)(r)	150,000	121,239
Southern California Edison Co., 5.75%, 4/1/35	90,000	87,847
SouthTrust Bank, 6.565%, 12/15/27	899,000	883,877
Sovereign Bancorp, Inc., 2.962%, 3/1/09 (r)	100,000	95,796
Sovereign Bank, 4.375% to 8/1/08, floating rate thereafter to 8/1/13 (b)(r)	200,000	154,782
TEPPCO Partners LP, 7.00% to 6/1/17, floating thereafter to 6/1/67 (r)	336,000	291,119
TIERs Trust:
8.45%, 12/1/17 (b)(e)(n)*	219,620	2,196
STEP, 0.00% to 10/15/33, 7.697% thereafter to 10/15/97 (b)(e)(r)	1,000,000	54,612
Toll Road Investors Partnership II LP, Zero Coupon:
2/15/34 (e)	975,000	211,340
2/15/43 (e)	2,500,000	428,883
2/15/45 (e)	8,018,426	1,105,878
Verizon North, Inc., 5.634%, 1/1/21 (e)	200,000	191,021
Wachovia Capital Trust III, 5.80% to 3/15/11, floating rate thereafter to 3/15/42 (r)	2,000,000	1,380,000
Wachovia Corp, 4.69%, 5/1/13 (r)	500,000	495,694
Wells Fargo Bank, 6.584%, 9/1/27 (e)	250,000	252,253
Wells Fargo Capital XIII, 7.70% to 3/26/13, floating rate thereafter to 12/26/49 (r)	200,000	198,809
Windsor Petroleum Transport Corp, 7.84%, 1/15/21 (e)	200,000	218,262
Xstrata Finance Dubai Ltd., 3.035%, 11/13/09 (e)(r)	400,000	395,393

Total Corporate Bonds (Cost $45,043,626)		41,936,949

	Principal
Taxable Municipal Obligations - 20.6%	Amount	Value
Adams-Friendship Area Wisconsin School District GO Bonds:
5.18%, 3/1/12	$125,000	$127,558
5.21%, 3/1/13	140,000	142,484
Alameda California Corridor Transportation Authority Revenue Bonds, Zero Coupon, 10/1/09	400,000	378,952
Arlington Texas SO Revenue Bonds, 4.73%, 8/15/14	250,000	241,703
Aspen Colorado Public Facilities Authorities COPs:
5.31%, 9/1/09	120,000	121,979
5.30%, 9/1/11	135,000	137,493
Baltimore Maryland General Revenue Bonds, 5.27%, 7/1/18	150,000	145,134
Chicago Illinois GO Bonds, 5.30%, 1/1/14	200,000	196,820
Commonwealth Pennsylvania Financing Authority Revenue Bonds, 5.631%, 6/1/23	185,000	192,979
Escondido California Joint Powers Financing Authority Lease Revenue Bonds, 5.53%, 9/1/18	300,000	295,032
Ewing Township New Jersey School District GO Bonds, 4.80%, 5/1/16	940,000	926,436
Grant County Washington Public Utility District No. 2 Revenue Bonds, 5.29%, 1/1/20	200,000	193,468
Howell Township New Jersey School District GO Bonds, 5.30%, 7/15/19	150,000	149,995
Jackson & Williamson Counties Illinois Community High School District GO Bonds, Zero Coupon:
12/1/25	180,000	61,229
12/1/26	180,000	57,240
6/15/27	180,000	55,073
Kansas City Missouri Airport Revenue Bonds, 5.125%, 9/1/17	200,000	186,868
Kaukauna Wisconsin School District GO Revenue Bonds, 5.51%, 3/1/20	455,000	431,322
Kern County California PO Revenue Bonds, Zero Coupon:
8/15/19	170,000	86,785
8/15/20	365,000	173,251
King County Washington Housing Authority Revenue Bonds, 6.375%, 12/31/46	200,000	203,820
Lawrence Township Indiana School District GO Bonds, 5.55%, 7/5/14	445,000	469,715
Linden New Jersey GO Revenue Bonds, 5.63%, 4/1/21	285,000	265,076
Michigan State Municipal Bond Authority Revenue Bonds, 5.252%, 6/1/15	300,000	294,705
Mississippi State Development Bank SO Revenue Bonds:
5.21%, 7/1/08	200,000	200,010
5.60%, 1/1/26	100,000	93,849
Missouri State University Auxiliary Enterprise System Revenue Bonds, 5.00%, 4/1/09	750,000	755,010
Moreno Valley California Public Financing Authority Revenue Bonds, 5.549%, 5/1/27	250,000	233,880
New Jersey State Economic Development Authority State Pension Funding Revenue Bonds,
Zero Coupon, 2/15/21	360,000	174,182
New York City IDA Revenue Bonds, 6.027%, 1/1/46	200,000	196,310
New York State Sales Tax Asset Receivables Corp. Revenue Bonds, 3.60%, 10/15/08	700,000	700,637
Northwest Washington Electric Energy Revenue Bonds, 4.06%, 7/1/09	100,000	99,492
Oakland California Redevelopment Agency Tax Allocation Bonds, 5.411%, 9/1/21	200,000	194,262
Oconto Falls Wisconsin Public School District GO Bonds, 5.70%, 3/1/16	495,000	510,607
Orange County California PO Revenue Bonds, Zero Coupon, 9/1/16	236,000	152,465
Oregon State Local Governments GO Bonds, Zero Coupon, 6/1/18	500,000	288,260
Oregon State School Boards Association GO Bonds, Zero Coupon:
6/30/12	600,000	501,084
6/30/16	275,000	180,694
6/30/18	100,000	57,344
Owen Withee Wisconsin School District GO Bonds, 5.64%, 3/1/16	120,000	123,334
Philadelphia Pennsylvania IDA Revenue Bonds, Zero Coupon, 4/15/20	380,000	180,295
Philadelphia Pennsylvania School District GO Bonds, 4.47%, 7/1/12	1,000,000	1,000,000
Pittsburgh Pennsylvania GO Bonds, 5.47%, 9/1/08	250,000	250,670
Redlands California PO Revenue Bonds, Zero Coupon:
8/1/22	175,000	71,788
8/1/23	185,000	71,033
8/1/24	200,000	71,478
8/1/25	215,000	71,829
8/1/26	230,000	72,064
Sacramento City California Financing Authority Tax Allocation Revenue Bonds, 5.015%, 12/1/10	200,000	200,976
San Bernardino California Joint Powers Financing Authority Tax Allocation Bonds, 5.625%, 5/1/16	400,000	399,088
San Bernardino California Financing Authority PO Revenue Bonds, Zero Coupon:
8/1/12	200,000	166,322
8/1/15	251,000	175,050
San Jose California Redevelopment Agency Tax Allocation Bonds, 5.46%, 8/1/35	200,000	178,766
Schenectady New York Metroplex Development Authority Revenue Bonds, 5.36%, 8/1/16	150,000	150,990

	Principal
Taxable Municipal Obligations - Cont'd	Amount	Value
Shell Lake Wisconsin School District GO Bonds, 6.03%, 4/1/24	$495,000	$505,692
Sonoma County California PO Revenue Bonds, 6.625%, 6/1/13	200,000	214,442
Thorp Wisconsin School District GO Bonds, 5.75%, 4/1/16	195,000	201,665
University of Central Florida COPs, 5.125%, 10/1/20	250,000	215,860
University of North Carolina at Charlotte Revenue Bonds, 5.118%, 4/1/12	500,000	509,145
Utah State Housing Corp. Military Housing Revenue Bonds, 5.392%, 7/1/50	250,000	222,202
West Covina California Public Financing Authority Lease Revenue Bonds:
5.39%, 6/1/11	60,000	60,857
5.41%, 6/1/12	80,000	80,819
6.05%, 6/1/26	750,000	711,480
Ypsilanti Michigan GO Bonds, 5.75%, 5/1/14	445,000	455,061

Total Taxable Municipal Obligations (Cost $16,346,889)		16,234,109

U.S. Government Agencies and Instrumentalities - 10.3%
Fannie Mae, 5.50%, 12/25/16	204,803	207,751
Federal Home Loan Bank Discount Notes, 7/1/08	5,900,000	5,900,000
Freddie Mac:
5.125%, 12/15/13	1,001,443	1,007,830
6.00%, 12/15/32	1,065,404	209,343
Government National Mortgage Association, 5.50%, 1/16/32	637,762	85,465
New Valley Generation I, 7.299%, 3/15/19	384,233	433,864
New Valley Generation V, 4.929%, 1/15/21	232,383	222,934

Total U.S. Government Agencies and Instrumentalities (Cost $8,075,387)		8,067,187

U.S. Treasury - 5.3%
United States Treasury Notes:
3.50%, 5/31/13	175,000	176,258
4.50%, 2/15/16	2,400,000	2,523,750
3.875%, 5/15/18	850,000	842,695
United States Treasury Bonds:
4.75%, 2/15/37	220,000	227,391
5.00%, 5/15/37	343,000	368,886

Total U.S. Treasury (Cost $3,918,909)		4,138,980

Equity Securities - 0.8%	Shares
Conseco, Inc. *	6,301	62,506
First Republic Preferred Capital Corp., Preferred (e)	300	327,000
Roslyn Real Estate Asset Corp., Preferred	1	100,125
Woodbourne Capital Trust I, Preferred (b)(e)	50,000	28,250
Woodbourne Capital Trust II, Preferred (b)(e)	50,000	28,250
Woodbourne Capital Trust III, Preferred (b)(e)	50,000	28,250
Woodbourne Capital Trust IV, Preferred (b)(e)	50,000	28,250

Total Equity Securities (Cost $719,983)		602,631

TOTAL INVESTMENTS (Cost $80,954,980) - 98.8%		77,661,105
Other assets and liabilities, net - 1.2%		982,675
Net Assets - 100%		$78,643,780
Net Assets Consist Of:
Paid-in capital applicable to 4,940,050 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$79,151,327
Undistributed net investment income		2,865,956
Accumulated net realized gain (loss) on investments		(31,186)
Net unrealized appreciation (depreciation) on investments		(3,342,317)

Net Assets		$78,643,780

Net Asset Value Per Share		$15.92

Futures	Number of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Sold:
2 Year U.S. Treasury Notes	133	9/08	$28,090,016	($49,136)
10 Year U.S. Treasury Notes	6	9/08	683,531	$694
Total Sold				($48,442)

*     Non-income producing security.

(b)     This security was valued by the Board of Directors. See Note A.

(e)     Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)     The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This security is no longer accruing interest.

(n)     The Illinois Insurance Department has prohibited Lumbermens from making interest payments. This TIERS security is based on interest payments from Lumbermens. This security is no longer accruing interest.

(p)     The State of New York Insurance Department has prohibited Atlantic Mutual Insurance Co. from making interest payments. This security is no longer accruing interest.

(r)     The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(x)     Alliance Bancorp and its affiliates filed for Chapter 7 bankruptcy on July 13, 2007. This security is no longer accruing interest.

(z)     This security is no longer accruing interest.

Abbreviations:
COPs: Certificates of Participation
FSB: Federal Savings Bank
GO: General Obligation
IDA: Industrial Development Authority
LLC: Limited Liability Corporation
LP: Limited Partnership
PO: Pension Obligation
SO: Special Obligation
STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specific future date(s).

See notes to financial statements.

Income Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$2,535,835
Dividend income	54,936
Total investment income	2,590,771

Expenses:
Investment advisory fee	157,975
Transfer agency fees and expenses	5,924
Directors' fees and expenses	5,788
Administrative fees	118,481
Accounting fees	6,409
Custodian fees	21,254
Reports to shareholders	16,583
Professional fees	10,815
Miscellaneous	1,818
Total expenses	345,047
Fees paid indirectly	(2,335)
Net expenses	342,712

Net Investment Income	2,248,059

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	163,707
Futures	(147,179)
16,528

Change in unrealized appreciation (depreciation) on:
Investments	(2,751,377)
Futures	(29,970)
(2,781,347)

Net Realized and Unrealized Gain (Loss)	(2,764,819)

Increase (Decrease) in Net Assets
Resulting From Operations	($516,760)

See notes to financial statements.

Income Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$2,248,059	$3,499,276
Net realized gain (loss)	16,528	403,091
Change in unrealized appreciation or (depreciation)	(2,781,347)	(452,809)

Increase (Decrease) in Net Assets
Resulting From Operations	(516,760)	3,449,558

Distributions to shareholders from:
Net investment income	--	(3,402,529)
Net realized gain	--	(298,872)
Total distributions	--	(3,701,401)

Capital share transactions:
Shares sold	8,415,249	17,546,350
Reinvestment of distribution	--	3,701,401
Shares redeemed	(8,136,770)	(5,805,697)
Total capital share transactions	278,479	15,442,054

Total Increase (Decrease) in Net Assets	(238,281)	15,190,211

Net Assets
Beginning of period	78,882,061	63,691,850
End of period (including undistributed net investment income of $2,865,956 and $617,897, respectively)	$78,643,780	$78,882,061

Capital Share Activity
Shares sold	527,067	1,071,067
Reinvestment of distributions	--	231,627
Shares redeemed	(510,340)	(354,089)
Total capital share activity	16,727	948,605

See notes to financial statements.

Notes to Financial Statements

Note A -- Significant Accounting Policies

General: Calvert Income Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. (the "Fund"), is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The shares of the Portfolio are sold to affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing the average of bid prices or at bid prices based on a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principle market in which such securities are normally traded. If events occur after the close of the principle market in which foreign securities are traded, and before the Portfolio's net asset value determination, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2008, securities valued at $1,298,367 or 1.7% of net assets were fair valued in good faith under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$4,851,545	($48,442)
Level 2 - Other Significant Observable Inputs	71,511,193	--
Level 3 - Significant Unobservable Inputs	1,298,367**	--
Total	$77,643,780	($48,442)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

**Level 3 securities represent 1.7% of net assets.

Repurchase Agreements: The Portfolio may enter into repurchase agreements with recognized financial institutions or registered broker/dealers and, in all instances, holds underlying securities with a value exceeding the total repurchase price, including accrued interest. Although risk is mitigated by the collateral, the Portfolio could experience a delay in recovering its value and a possible loss of income or value if the counterparty fails to perform in accordance with the terms of the agreement.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities is accrued as earned. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. (See footnotes on page 9.) A debt obligation may be removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U. S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities and foreign currencies is included in the net realized and unrealized gain or loss on securities and foreign currencies.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

Note B -- Related Party Transactions

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly-owned by UNIFI Mutual Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .40%, of the Portfolio's average daily net assets. Under the terms of the agreement $25,869 was payable at period end. In addition, $6,791 was payable at period end for operating expenses paid by the Advisor during June 2008.

Calvert Administrative Services Company, an affiliate of the Advisor, provides administrative services to the Portfolio for an annual fee, payable monthly, of .30% based on the Portfolio's average daily net assets. Under the terms of the agreement, $19,402 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $5,122 for the six months ended June 30, 2008. Under the terms of the agreement, $837 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

Note C -- Investment Activity

During the period the cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term securities, were $31,082,713 and $23,248,044, respectively. U.S. Government security purchases and sales were $84,439,922 and $84,697,347, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $81,000,275. Net unrealized depreciation aggregated $3,339,170, of which $632,127 related to appreciated securities and $3,971,297 related to depreciated securities.

Note D -- Line of Credit

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$32,077	3.54%	$4,326,847	February 2008

Income Portfolio
Financial Highlights
		Periods Ended
	June 30,	December 31,	December 31,
	2008	2007	2006
Net asset value, beginning	$16.02	$16.02	$15.95
Income from investment operations
Net investment income	.45	.73	.68
Net realized and unrealized gain (loss)	(.55)	.06	.12
Total from investment operations	(.10)	.79	.80
Distributions from:
Net investment income	--	(.73)	(.67)
Net realized gain	--	(.06)	(.06)
Total distributions	--	(.79)	(.73)
Total increase (decrease) in net asset value	(.10)	--	.07
Net asset value, ending	$15.92	$16.02	$16.02

Total return*	(.62%)	4.94%	4.99%
Ratios to average net assets: A
Net investment income (loss)	5.69% (a)	4.93%	4.74%
Total expenses	.87% (a)	.87%	.90%
Expenses before offsets	.87% (a)	.87%	.90%
Net expenses	.87% (a)	.84%	.87%
Portfolio turnover	150%	317%	280%
Net assets, ending (in thousands)	$78,644	$78,882	$63,692

		Years Ended
	December 31,	December 31,	December 31,
	2005	2004	2003
Net asset value, beginning	$15.93	$16.05	$15.46
Income from investment operations
Net investment income	.50	.39	.44
Net realized and unrealized gain (loss)	.10	.52	1.52
Total from investment operations	.60	.91	1.96
Distributions from:
Net investment income	(.48)	(.44)	(.57)
Net realized gain	(.10)	(.59)	(.80)
Total distributions	(.58)	(1.03)	(1.37)
Total increase (decrease) in net asset value	.02	(.12)	.59
Net asset value, ending	$15.95	$15.93	$16.05

Total return*	3.78%	5.67%	12.70%
Ratios to average net assets: A
Net investment income (loss)	3.66%	2.84%	3.54%
Total expenses	1.00%	1.03%	1.04%
Expenses before offsets	1.00%	1.00%	1.02%
Net expenses	.97%	.98%	.98%
Portfolio turnover	454%	614%	1,636%
Net assets, ending (in thousands)	$47,477	$34,836	$23,572

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines of the Calvert Funds that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745, by visiting the Calvert website at www.calvert.com; or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund and on the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

Note: The information on our website is not incorporated by reference into this report; our website address is included as an inactive textual reference only.


Ameritas Core Strategies Portfolio
Fund within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Core Strategies Portfolio
Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Notes to Financial Statements
13	Financial Highlights
14	Explanation of Financial Tables
15	Proxy Voting and Availability of Quarterly Portfolio Holdings

Core Strategies Portfolio
Economic Sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	15.2%
Consumer Staples	1.9%
Energy	13.4%
Financials	12.9%
Health Care	17.0%
Industrials	1.5%
Information Technology	15.0%
Materials	4.8%
Telecommunication Services	10.7%
U.S. Government Agency Obligations	4.2%
Utilities	3.4%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/08	6/30/08	1/1/08 - 6/30/08
Actual	$1,000.00	$864.70	$4.27
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.28	$4.63

* Expenses are equal to the Fund's annualized expense ratio of 0.92%, multiplied by the average account value over the period, multiplied by 182/366.

Core Strategies Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 95.3%	Shares	Value
Airlines - 0.4%
JetBlue Airways Corp.*	112,000	$417,760

Automobiles - 2.8%
Toyota Motor Corp. (ADR)	32,850	3,087,900

Biotechnology - 6.6%
Genentech, Inc.*	48,500	3,681,150
Gilead Sciences, Inc.*	66,100	3,499,995
		7,181,145

Chemicals - 3.1%
Air Products & Chemicals, Inc.	11,266	1,113,757
Praxair, Inc.	23,635	2,227,362
		3,341,119

Commercial Banks - 2.0%
US Bancorp	78,072	2,177,428

Communications Equipment - 2.8%
Corning, Inc.	131,300	3,026,465

Computer Technology - 0.0%
Seagate Technology, Inc. (Escrowed)*	3,390	-

Computers & Peripherals - 4.0%
Apple, Inc.*	3,700	619,528
Dell, Inc.*	170,100	3,721,788
		4,341,316

Diversified Financial Services - 4.6%
CIT Group, Inc.:
Common	48,900	333,009
Preferred	7,400	302,512
CME Group, Inc.	7,322	2,805,717
JPMorgan Chase & Co.	45,050	1,545,666
		4,986,904

Diversified Telecommunication Services - 6.7%
AT&T, Inc.	111,000	3,739,590
France Telecom SA (ADR)	71,200	2,109,656
Level 3 Communications, Inc.*	513,300	1,514,235
		7,363,481

Electric Utilities - 3.4%
Entergy Corp.	31,030	3,738,494

Food & Staples Retailing - 1.3%
Rite Aid Corp.*	895,300	1,423,527

Food Products - 0.6%
Kraft Foods, Inc.	21,700	617,365

Health Care Equipment & Supplies - 2.9%
Varian Medical Systems, Inc.*	60,900	3,157,665

Equity Securities - Cont'd	Shares	Value
Health Care Technology - 0.9%
Eclipsys Corp.*	52,145	$957,382

Hotels, Restaurants & Leisure - 2.2%
Las Vegas Sands Corp.*	32,795	1,555,795
Life Time Fitness, Inc.*	29,200	862,860
		2,418,655

Insurance - 6.3%
Allstate Corp.	69,300	3,159,387
American International Group, Inc.	37,500	992,250
Hartford Financial Services Group, Inc.	41,500	2,679,655
		6,831,292

Internet & Catalog Retail - 1.9%
priceline.com, Inc.*	18,167	2,097,562

IT Services - 0.9%
Paychex, Inc.	30,400	950,912

Media - 5.9%
Comcast Corp., Special Class A	174,550	3,274,558
DIRECTV Group, Inc.*	121,800	3,155,838
		6,430,396

Metals & Mining - 1.7%
Freeport-McMoRan Copper & Gold, Inc.	15,710	1,841,055

Oil, Gas & Consumable Fuels - 13.4%
Apache Corp.	8,390	1,166,210
ConocoPhillips	57,400	5,417,986
Exxon Mobil Corp.	52,400	4,618,012
Gazprom OAO (ADR)	58,600	3,398,800
		14,601,008

Pharmaceuticals - 6.5%
Eli Lilly & Co.	72,775	3,359,294
Roche Holding AG (ADR)	11,200	1,002,848
Teva Pharmaceutical Industries Ltd. (ADR)	60,600	2,775,480
		7,137,622

Road & Rail - 1.1%
Hertz Global Holdings, Inc.*	121,239	1,163,894

Semiconductors & Semiconductor Equipment - 4.3%
Intel Corp.	163,200	3,505,536
ON Semiconductor Corp.*	130,806	1,199,491
		4,705,027

Software - 2.9%
Microsoft Corp.	116,600	3,207,666

Specialty Retail - 2.3%
Office Depot, Inc.*	129,890	1,420,997
Staples, Inc.	46,300	1,099,625
		2,520,622

Equity Securities - Cont'd	Shares	Value
Wireless Telecommunication Services - 3.8%
China Mobile Ltd. (ADR)	20,400	$1,365,780
Crown Castle International Corp.*	73,350	2,840,846
		4,206,626

Total Equity Securities (Cost $113,279,319)		103,930,288

U.S. Government Agencies	Principal
and Instrumentalities - 4.2%	Amount
Federal Home Loan Bank Discount Notes, 7/1/08	$4,600,000	4,600,000

Total U.S. Government Agencies and Instrumentalities (Cost $4,600,000)		4,600,000

TOTAL INVESTMENTS (Cost $117,879,319) - 99.5%		108,530,288
Other assets and liabilities, net - 0.5%		494,666
Net Assets - 100%		$109,024,954

Net Assets Consist of:
Paid-in capital applicable to 6,136,468 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$128,153,131
Undistributed net investment income		532,724
Accumulated net realized gain (loss) on investments		(10,311,870)
Net unrealized appreciation (depreciation) on investments		(9,349,031)

Net Assets		$109,024,954

Net Asset Value Per Share		$17.77

Abbreviations:
ADR: American Depositary Receipt

*     Non-income producing security.

See notes to financial statements.

Core Strategies Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $26,361)	$858,954
Interest income	73,450
Total investment income	932,404

Expenses:
Investment advisory fee	410,045
Transfer agent fees and expenses	8,201
Accounting fees	9,147
Directors' fees and expenses	8,089
Administrative fees	27,336
Custodian fees	9,222
Reports to shareholders	23,629
Professional fees	11,942
Miscellaneous	2,436
Total expenses	510,047
Fees paid indirectly	(6,529)
Net expenses	503,518

Net Investment Income	428,886

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(2,786,545)
Change in unrealized appreciation (depreciation)	(13,747,413)

Net Realized and Unrealized Gain
(Loss) On Investments	(16,533,958)

Increase (Decrease) in Net Assets
Resulting From Operations	($16,105,072)

See notes to financial statements.

Core Strategies Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$428,886	$822,864
Net realized gain (loss)	(2,786,545)	13,016,727
Change in unrealized appreciation (depreciation)	(13,747,413)	(8,650,815)

Increase (Decrease) in Net Assets
Resulting From Operations	(16,105,072)	5,188,776

Distributions to shareholders from:
Net investment income	--	(783,495)
Net realized gain	--	(9,054,675)
Total distributions	--	(9,838,170)

Capital share transactions:
Shares sold	15,907,810	34,338,339
Reinvestment of distributions	--	9,838,170
Shares redeemed	(5,688,176)	(6,264,004)
Total capital share transactions	10,219,634	37,912,505

Total Increase (Decrease) in Net Assets	(5,885,438)	33,263,111

Net Assets
Beginning of period	114,910,392	81,647,281
End of period (including undistributed net investment income of $532,724 and $103,838, respectively)	$109,024,954	$114,910,392

Capital Share Activity
Shares sold	848,553	1,508,101
Reinvestment of distributions	--	476,425
Shares redeemed	(304,397)	(278,272)
Total capital share activity	544,156	1,706,254

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Core Strategies Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$103,930,288
Level 2 - Other Significant Observable Inputs	4,600,000
Level 3 - Significant Unobservable Inputs	--
Total	$108,530,288

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U. S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.75% of the Portfolio's average daily net assets. Under terms of the agreement, $70,202 was payable at period end. In addition, $19,594 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is 0.95%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $4,680 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $7,406 for the six months ended June 30, 2008. Under the terms of the agreement, $1,272 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $45,139,407 and $36,310,380, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $117,971,945. Net unrealized depreciation aggregated $9,441,657, of which $6,345,604 related to appreciated securities and $15,787,261 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $9,883,188 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2010. The Portfolio's use of net capital loss carryforwards may be limited under certain tax provisions.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$3,908	3.87%	$330,664	January 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Core Strategies Portfolio	2008	2007	2006
Net asset value, beginning	$20.55	$21.01	$17.80
Income from investment operations
Net investment income (loss)	.07	.16	.14
Net realized and unrealized gain (loss)	(2.85)	1.31	3.72
Total from investment operations	(2.78)	1.47	3.86
Distributions from:
Net investment income	--	(.15)	(.14)
Net realized gain	--	(1.78)	(.51)
Total distributions	--	(1.93)	(.65)
Total increase (decrease) in net asset value	(2.78)	(.46)	3.21
Net asset value, ending	$17.77	$20.55	$21.01

Total return*	(13.53%)	6.96%	21.66%
Ratios to average net assets: A
Net investment income (loss)	.78% (a)	.85%	.72%
Total expenses	.93% (a)	.93%	.94%
Expenses before offsets	.93% (a)	.93%	.94%
Net expenses	.92% (a)	.91%	.91%
Portfolio turnover	35%	80%	76%
Net assets, ending (in thousands)	$109,025	$114,910	$81,647

		Years Ended
	December 31,	December 31,	December 31,
Core Strategies Portfolio	2005	2004	2003
Net asset value, beginning	$16.55	$15.44	$11.73
Income from investment operations
Net investment income (loss)	.09	.15	(.01)
Net realized and unrealized gain (loss)	1.34	1.10	3.72
Total from investment operations	1.43	1.25	3.71
Distributions from
Net investment income	(.09)	(.14)	--
Net realized gain	(.09)	--	--
Total distributions	(.18)	(.14)	--
Total increase (decrease) in net asset value	1.25	1.11	3.71
Net asset value, ending	$17.80	$16.55	$15.44

Total return*	8.66%	8.09%	31.63%
Ratios to average net assets: A
Net investment income (loss)	.54%	.90%	(.12%)
Total expenses	.97%	.97%	1.42%
Expenses before offsets	.97%	.96%	.96%
Net expenses	.91%	.95%	.95%
Portfolio turnover	61%	66%	92%
Net assets, ending (in thousands)	$67,891	$69,072	$71,322

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

*     Not annualized for periods less than one year.

(a)     Annualized.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Ameritas Income & Growth Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Income & Growth Portfolio
Portfolio within Calvert Variable Series, Inc.

semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Notes to Financial Statements
13	Financial Highlights
14	Explanation of Financial Tables
15	Proxy Voting and Availability of Quarterly Portfolio Holdings

Income & Growth Portfolio
Economic sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	9.4%
Consumer Staples	9.8%
Energy	16.0%
Financials	18.0%
Health Care	8.7%
Industrials	10.3%
Information Technology	10.1%
Materials	3.6%
Telecommunications Services	4.7%
U.S. Government Agency Obligations	5.4%
Utilities	4.0%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$868.80	$3.44
Hypothetical (5% return per year before expenses)	$1,000.00	$1,021.18	$3.72

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 182/366.

Income & Growth Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 94.3%	Shares	Value
Aerospace & Defense - 1.3%
Boeing Co.	27,000	$1,774,440

Automobiles - 1.6%
Honda Motor Co., Ltd. (ADR)	65,500	2,228,965

Capital Markets - 4.6%
AllianceBernstein Holding LP	37,600	2,055,968
Bank of New York Mellon Corp.	26,909	1,017,967
Legg Mason, Inc.	47,500	2,069,575
Morgan Stanley	37,800	1,363,446
		6,506,956

Chemicals - 2.0%
Dow Chemical Co.	79,200	2,764,872

Communications Equipment - 4.6%
Cisco Systems, Inc.*	137,600	3,200,576
Motorola, Inc.	244,400	1,793,896
Nokia Oyj (ADR)	56,500	1,384,250
Nortel Networks Corp.*	19	156
		6,378,878

Computers & Peripherals - 2.2%
International Business Machines Corp.	26,500	3,141,045

Consumer Finance - 2.3%
American Express Co.	46,400	1,747,888
Capital One Financial Corp.	20,100	764,001
Discover Financial Services	56,550	744,764
		3,256,653

Diversified Financial Services - 4.0%
Bank of America Corp.	70,500	1,682,835
Citigroup, Inc.	138,200	2,316,232
JPMorgan Chase & Co.	45,700	1,567,967
		5,567,034

Diversified Telecommunication Services - 3.5%
AT&T, Inc.	65,700	2,213,433
Citizens Communications Co.	125,800	1,426,572
Fairpoint Communications, Inc.	386	2,783
Verizon Communications, Inc.	37,600	1,331,040
		4,973,828

Electric Utilities - 4.0%
Duke Energy Corp.	160,600	2,791,228
Southern Co.	80,000	2,793,600
		5,584,828

Electronic Equipment & Instruments - 1.4%
Tyco Electronics Ltd.	54,650	1,957,563

Food & Staples Retailing - 3.6%
CVS Caremark Corp.	48,200	1,907,274
Wal-Mart Stores, Inc.	55,700	3,130,340
		5,037,614

Equity Securities - Cont'd	Shares	Value
Food Products - 3.6%
Kraft Foods, Inc.	103,100	$2,933,195
Unilever NV	74,800	2,124,320
		5,057,515

Health Care Equipment & Supplies - 1.5%
Covidien Ltd.	44,350	2,123,922

Health Care Providers & Services - 2.4%
WellPoint, Inc.*	69,100	3,293,306

Household Durables - 1.4%
Sony Corp. (ADR)	43,400	1,898,316

Industrial Conglomerates - 5.8%
3M Co.	43,300	3,013,247
General Electric Co.	118,200	3,154,758
Tyco International Ltd.	49,450	1,979,978
		8,147,983

Insurance - 7.0%
Allstate Corp.	55,000	2,507,450
Genworth Financial, Inc.	89,200	1,588,652
Hartford Financial Services Group, Inc.	28,400	1,833,788
MetLife, Inc.	37,300	1,968,321
Travelers Co.'s, Inc.	43,000	1,866,200
		9,764,411

Machinery - 3.2%
Caterpillar, Inc.	42,200	3,115,204
Ingersoll-Rand Co. Ltd.	37,100	1,388,653
		4,503,857

Media - 6.4%
CBS Corp., Class B	77,500	1,510,475
Comcast Corp.	121,600	2,306,752
Gannett Co., Inc.	53,200	1,152,844
News Corp., Class B	103,200	1,584,120
Time Warner, Inc.	167,000	2,471,600
		9,025,791

Metals & Mining - 1.7%
Newmont Mining Corp.	44,400	2,315,904

Oil, Gas & Consumable Fuels - 15.9%
Anadarko Petroleum Corp.	21,000	1,571,640
BP plc (ADR)	42,300	2,942,811
Chevron Corp.	32,800	3,251,464
ConocoPhillips	31,000	2,926,090
Devon Energy Corp.	24,100	2,895,856
Marathon Oil Corp.	58,400	3,029,208
Royal Dutch Shell plc (ADR)	34,600	2,827,166
Spectra Energy Corp.	98,900	2,842,386
		22,286,621

Pharmaceuticals - 4.8%
GlaxoSmithKline plc (ADR)	52,800	2,334,816
Johnson & Johnson	31,800	2,046,012
Pfizer, Inc.	137,000	2,393,390
		6,774,218

Software - 1.9%
Microsoft Corp.	96,400	2,651,964

Equity Securities - Cont'd	Shares	Value
Tobacco - 2.5%
Altria Group, Inc.	32,900	$676,424
Philip Morris International, Inc.	57,400	2,834,986
		3,511,410

Wireless Telecommunication Services - 1.1%
Sprint Nextel Corp.	169,300	1,608,350

Total Equity Securities (Cost $157,687,509)		132,136,244

U.S. Government Agencies	Principal
and Instrumentalities - 5.3%	Amount
Federal Home Loan Bank Discount Notes, 7/1/08	$7,500,000	7,500,000

Total U.S. Government Agencies and Instrumentalities (Cost $7,500,000)		7,500,000

TOTAL INVESTMENTS (Cost $165,187,509) - 99.6%		139,636,244
Other assets and liabilities, net - 0.4%		500,002
Net Assets - 100%		$140,136,246

Net Assets Consist of:
Paid-in capital applicable to 11,692,849 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$169,596,211
Undistributed net investment income		1,417,032
Accumulated net realized gain (loss) on investments		(5,325,732)
Net unrealized appreciation (depreciation) on investments		(25,551,265)

Net Assets		$140,136,246

Net Asset Value Per Share		$11.98

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

* Non-income producing security.

See notes to financial statements.

Income & Growth Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $19,470)	$1,534,379
Interest income	44,240
Total investment income	1,578,619

Expenses:
Investment advisory fee	361,936
Transfer agent fees and expenses	8,687
Accounting fees	8,993
Directors' fees and expenses	7,896
Administrative fees	28,955
Custodian fees	8,804
Reports to shareholders	24,961
Professional fees	12,060
Miscellaneous	2,901
Total expenses	465,193
Fees waived	(31,850)
Fees paid indirectly	(4,809)
Net expenses	428,534

Net Investment Income	1,150,085

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(443,844)

Change in unrealized appreciation (depreciation) on:
Investments	(19,541,814)

Net Realized and Unrealized Gain
(Loss)	(19,985,658)

Increase (Decrease) in Net Assets
Resulting From Operations	($18,835,573)

See notes to financial statements.

Income & Growth Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$1,150,085	$2,216,571
Net realized gain (loss) on investments	(443,844)	19,529,788
Change in unrealized appreciation (depreciation)	(19,541,814)	(17,276,146)

Increase (Decrease) in Net Assets
Resulting From Operations	(18,835,573)	4,470,213

Distributions to shareholders from:
Net investment income	--	(2,006,473)
Net realized gain	--	(6,169,179)
Total distributions	--	(8,175,652)

Capital share transactions:
Shares sold	43,277,999	2,034,365
Reinvestment of distributions	--	8,175,652
Shares redeemed	(8,776,590)	(31,021,322)
Total capital share transactions	34,501,409	(20,811,305)

Total Increase (Decrease) in Net Assets	15,665,836	(24,516,744)

Net Assets
Beginning of period	124,470,410	148,987,154
End of period (including undistributed net investment income of $1,417,032 and $266,947, respectively)	$140,136,246	$124,470,410

Capital Share Activity
Shares sold	3,361,834	133,550
Reinvestment of distributions	--	589,024
Shares redeemed	(685,277)	(2,062,344)
Total capital share activity	2,676,557	(1,339,770)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Income & Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$132,136,244
Level 2 - Other Significant Observable Inputs	7,500,000
Level 3 - Significant Unobservable Inputs	--
Total	$139,636,244

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.625% of the Portfolio's average daily net assets. Under the terms of the agreement, $62,949 was payable at period end. In addition, $19,245 was payable at period end for operating expenses paid by the Advisor during June 2008. For the six months ended June 30, 2008, the Advisor waived $31,850 of its fee.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is 0.78%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $5,522 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $7,420 for the six months ended June 30, 2008. Under the terms of the agreement, $1,448 was payable at period end. Boston Financial Data Services, Inc is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $56,063,988 and $22,104,563, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $165,100,715. Net unrealized depreciation aggregated $25,464,472, of which $3,694,615 related to appreciated securities and $29,159,087 related to depreciated securities. Net realized capital loss carryforwards for federal income tax purposes of $6,521,238 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2009. The Portfolio's use of net capital loss carryforwards acquired from Ameritas Growth Portfolio may be limited under certain tax provisions.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$3,140	4.28%	$256,141	January 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Income & Growth Portfolio	2008	2007	2006
Net asset value, beginning	$13.81	$14.39	$13.16
Income from investment operations
Net investment income	.09	.26	.13
Net realized and unrealized gain (loss)	(1.92)	.13	1.22
Total from investment operations	(1.83)	.39	1.35
Distributions from
Net investment income	--	(.24)	(.12)
Net realized gain	--	(.73)	--
Total distributions	--	(.97)	(.12)
Total increase (decrease) in net asset value	(1.83)	(.58)	1.23
Net asset value, ending	$11.98	$13.81	$14.39

Total return*	(13.25%)	2.67%	10.23%
Ratios to average net assets: A
Net investment income	1.99% (a)	1.58%	.90%
Total expenses	.80% (a)	.80%	.78%
Expenses before offsets	.75% (a)	.78%	.78%
Net expenses	.74% (a)	.77%	.77%
Portfolio turnover	19%	145%	121%
Net assets, ending (in thousands)	$140,136	$124,470	$148,987

		Years Ended
	December 31,	December 31,	December 31,
Income & Growth Portfolio	2005( z)	2004	2003
Net asset value, beginning	$12.61	$11.80	$9.12
Income from investment operations
Net investment income	.12	.12	.06
Net realized and unrealized gain (loss)	.48	.81	2.68
Total from investment operations	.60	.93	2.74
Distributions from
Net investment income	(.05)	(.12)	(.06)
Net realized gain	--	--	--
Total distributions	(.05)	(.12)	(.06)
Total increase (decrease) in net asset value	.55	.81	2.68
Net asset value, ending	$13.16	$12.61	$11.80

Total return*	4.73%	7.86%	30.03%
Ratios to average net assets: A
Net investment income	1.04%	.99%	.59%
Total expenses	.88%	.96%	.93%
Expenses before offsets	.79%	.81%	.78%
Net expenses	.78%	.78%	.78%
Portfolio turnover	84%	96%	173%
Net assets, ending (in thousands)	$166,664	$45,751	$46,056

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

*     Not annualized for periods less than one year.

(a)     Annualized.

(z)     Per share figures are calculated using the Average Shares Method.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Ameritas Index 500 Portfolio
Fund within Calvert Variable Series, Inc.

Semi-Annual Report
June 30, 2008

Ameritas

A UNIFI Company

Ameritas Index 500 Portfolio
Fund within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
17	Statement of Operations
18	Statements of Changes in Net Assets
19	Notes to Financial Statements
22	Financial Highlights
23	Explanation of Financial Tables
24	Proxy Voting and Availability of Quarterly Portfolio Holdings

Index 500 Portfolio
Economic sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	8.1%
Consumer Staples	10.7%
Energy	16.2%
Financials	14.2%
Health Care	11.9%
Industrials	11.1%
Information Technology	16.4%
Materials	3.8%
Telecommunications Services	3.3%
U.S. Treasury	0.3%
Utilities	4.0%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	1/1/08	6/30/08	1/1/08 - 6/30/08
Actual	$1,000.00	$878.90	$1.78
Hypothetical (5% return per year before expenses)	$1,000.00	$1,022.97	$1.91

* Expenses are equal to the Fund's annualized expense ratio of 0.38%, multiplied by the average account value over the period, multiplied by 182/366.

Index 500 Portfolio
Statement of Net Assets
June 30, 2008
EQUITY SECURITIES - 95.8%	Shares	Value
Aerospace & Defense - 2.6%
Boeing Co.	4,490	$295,083
General Dynamics Corp.	2,382	200,564
Goodrich Corp.	748	35,500
Honeywell International, Inc.	4,432	222,841
L-3 Communications Holdings, Inc.	734	66,699
Lockheed Martin Corp.	2,019	199,195
Northrop Grumman Corp.	2,045	136,810
Precision Castparts Corp.	833	80,276
Raytheon Co.	2,529	142,332
Rockwell Collins, Inc.	961	46,090
United Technologies Corp.	5,817	358,909
		1,784,299

Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	1,020	55,937
Expeditors International of Washington, Inc.	1,275	54,825
FedEx Corp.	1,855	146,155
United Parcel Service, Inc., Class B	6,102	375,090
		632,007

Airlines - 0.1%
Southwest Airlines Co.	4,374	57,037

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	1,438	25,639
Johnson Controls, Inc.	3,548	101,757
		127,396

Automobiles - 0.2%
Ford Motor Co.*	13,400	64,454
General Motors Corp.	3,384	38,916
Harley-Davidson, Inc.	1,414	51,272
		154,642

Beverages - 2.4%
Anheuser-Busch Co's, Inc.	4,260	264,631
Brown-Forman Corp., Class B	505	38,163
Coca-Cola Co.	11,939	620,589
Coca-Cola Enterprises, Inc.	1,720	29,756
Constellation Brands, Inc.*	1,169	23,216
Molson Coors Brewing Co., Class B	837	45,474
Pepsi Bottling Group, Inc.	810	22,615
PepsiCo, Inc.	9,477	602,643
		1,647,087

Biotechnology - 1.4%
Amgen, Inc.*	6,516	307,295
Biogen Idec, Inc.*	1,751	97,863
Celgene Corp.*	2,607	166,509
Genzyme Corp.*	1,599	115,160
Gilead Sciences, Inc.*	5,514	291,966
		978,793

EQUITY SECURITIES - Cont'd	Shares	Value
Building Products - 0.0%
Masco Corp.	2,162	$34,008

Capital Markets - 2.7%
American Capital Strategies Ltd.	1,214	28,857
Ameriprise Financial, Inc.	1,328	54,010
Bank of New York Mellon Corp.	6,835	258,568
Charles Schwab Corp.	5,550	113,997
E*Trade Financial Corp.*	2,799	8,789
Federated Investors, Inc., Class B	519	17,864
Franklin Resources, Inc.	932	85,418
Goldman Sachs Group, Inc.	2,356	412,064
Janus Capital Group, Inc.	876	23,188
Legg Mason, Inc.	844	36,773
Lehman Brothers Holdings, Inc.	4,164	82,489
Merrill Lynch & Co., Inc.	5,891	186,804
Morgan Stanley	6,616	238,639
Northern Trust Corp.	1,145	78,513
State Street Corp.	2,551	163,238
T. Rowe Price Group, Inc.	1,552	87,641
		1,876,852

Chemicals - 2.0%
Air Products & Chemicals, Inc.	1,259	124,465
Ashland, Inc.	335	16,147
Dow Chemical Co.	5,560	194,100
Eastman Chemical Co.	456	31,400
Ecolab, Inc.	1,049	45,096
EI Du Pont de Nemours & Co.	5,381	230,791
Hercules, Inc.	677	11,462
International Flavors & Fragrances, Inc.	482	18,827
Monsanto Co.	3,279	414,597
PPG Industries, Inc.	981	56,280
Praxair, Inc.	1,873	176,511
Rohm & Haas Co.	750	34,830
Sigma-Aldrich Corp.	771	41,526
		1,396,032

Commercial Banks - 2.1%
BB&T Corp.	3,269	74,435
Comerica, Inc.	900	23,067
Fifth Third Bancorp	3,401	34,622
First Horizon National Corp.	552	4,101
Huntington Bancshares, Inc.	2,189	12,631
KeyCorp	2,902	31,864
M&T Bank Corp.	461	32,519
Marshall & Ilsley Corp.	1,551	23,777
National City Corp.	4,545	21,680
PNC Financial Services Group, Inc.	2,068	118,083
Regions Financial Corp.	4,153	45,309
SunTrust Banks, Inc.	2,106	76,279
US Bancorp	10,407	290,251
Wachovia Corp.	12,777	198,427
Wells Fargo & Co.	19,739	468,801
Zions Bancorp	643	20,248
		1,476,094

Commercial Services & Supplies - 0.5%
Allied Waste Industries, Inc.*	2,016	25,442
Avery Dennison Corp.	638	28,027
Cintas Corp.	781	20,704
Equifax, Inc.	775	26,056

EQUITY SECURITIES - Cont'd	Shares	Value
Commercial Services & Supplies - Cont'd
Monster Worldwide, Inc.*	743	$15,313
Pitney Bowes, Inc.	1,241	42,318
Robert Half International, Inc.	950	22,772
RR Donnelley & Sons Co.	1,270	37,706
Waste Management, Inc.	2,933	110,604
		328,942

Communications Equipment - 2.4%
Ciena Corp.*	539	12,489
Cisco Systems, Inc.*	35,305	821,194
Corning, Inc.	9,413	216,970
JDS Uniphase Corp.*	1,374	15,609
Juniper Networks, Inc.*	3,136	69,556
Motorola, Inc.	13,479	98,936
QUALCOMM, Inc.	9,675	429,280
Tellabs, Inc.*	2,376	11,048
		1,675,082

Computers & Peripherals - 4.5%
Apple, Inc.*	5,270	882,409
Dell, Inc.*	12,079	264,289
EMC Corp.*	12,347	181,377
Hewlett-Packard Co.	14,740	651,655
International Business Machines Corp.	8,207	972,776
Lexmark International, Inc.*	570	19,055
NetApp, Inc.*	2,055	44,511
QLogic Corp.*	793	11,570
SanDisk Corp.*	1,344	25,133
Sun Microsystems, Inc.*	4,673	50,842
Teradata Corp.*	1,075	24,876
		3,128,493

Construction & Engineering - 0.2%
Fluor Corp.	531	98,808
Jacobs Engineering Group, Inc.*	728	58,750
		157,558

Construction Materials - 0.1%
Vulcan Materials Co.	655	39,156

Consumer Finance - 0.6%
American Express Co.	6,924	260,827
Capital One Financial Corp.	2,243	85,256
Discover Financial Services	2,863	37,706
SLM Corp.*	2,789	53,967
		437,756

Containers & Packaging - 0.1%
Ball Corp.	585	27,928
Bemis Co., Inc.	596	13,362
Pactiv Corp.*	782	16,602
Sealed Air Corp.	958	18,212
		76,104

Distributors - 0.1%
Genuine Parts Co.	979	38,847

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	824	36,470
H&R Block, Inc.	1,944	41,602
		78,072

EQUITY SECURITIES - Cont'd	Shares	Value
Diversified Financial Services - 3.2%
Bank of America Corp.	26,613	$635,252
CIT Group, Inc.	1,690	11,509
Citigroup, Inc.	32,519	545,018
CME Group, Inc.	326	124,920
IntercontinentalExchange, Inc.*	422	48,108
JPMorgan Chase & Co.	20,638	708,090
Leucadia National Corp.	1,058	49,663
Moody's Corp.	1,215	41,845
NYSE Euronext	1,584	80,245
		2,244,650

Diversified Telecommunication Services - 2.8%
AT&T, Inc.	35,497	1,195,894
CenturyTel, Inc.	631	22,457
Citizens Communications Co.	1,938	21,977
Embarq Corp.	882	41,692
Qwest Communications International, Inc.	9,094	35,740
Verizon Communications, Inc.	17,037	603,110
Windstream Corp.	2,674	32,997
		1,953,867

Electric Utilities - 2.3%
Allegheny Energy, Inc.	1,005	50,361
American Electric Power Co., Inc.	2,401	96,592
Duke Energy Corp.	7,554	131,288
Edison International	1,948	100,088
Entergy Corp.	1,145	137,950
Exelon Corp.	3,920	352,643
FirstEnergy Corp.	1,822	150,005
FPL Group, Inc.	2,439	159,950
Pepco Holdings, Inc.	1,204	30,883
Pinnacle West Capital Corp.	602	18,524
PPL Corp.	2,230	116,562
Progress Energy, Inc.	1,563	65,380
Southern Co.	4,586	160,143
		1,570,369

Electrical Equipment - 0.4%
Cooper Industries Ltd.	1,040	41,080
Emerson Electric Co.	4,668	230,833
Rockwell Automation, Inc.	878	38,395
		310,308

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	2,153	76,518
Jabil Circuit, Inc.	1,251	20,529
Molex, Inc.	833	20,333
Tyco Electronics Ltd.	2,858	102,374
		219,754

Energy Equipment & Services - 3.5%
Baker Hughes, Inc.	1,842	160,880
BJ Services Co.	1,757	56,119
Cameron International Corp.*	1,295	71,678
ENSCO International, Inc.	863	69,679
Halliburton Co.	5,212	276,601
Nabors Industries Ltd.*	1,683	82,854
National Oilwell Varco, Inc.*	2,483	220,249
Noble Corp.	1,607	104,391
Rowan Co's, Inc.	673	31,463
Schlumberger Ltd.	7,136	766,621

EQUITY SECURITIES - Cont'd	Shares	Value
Energy Equipment & Services - Cont'd
Smith International, Inc.	1,201	$99,851
Transocean, Inc.	1,906	290,455
Weatherford International Ltd.*	4,065	201,583
		2,432,424

Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	2,590	181,663
CVS Caremark Corp.	8,539	337,888
Kroger Co.	3,955	114,181
Safeway, Inc.	2,618	74,744
SUPERVALU, Inc.	1,269	39,200
SYSCO Corp.	3,591	98,788
Walgreen Co.	5,920	192,459
Wal-Mart Stores, Inc.	13,907	781,573
Whole Foods Market, Inc.	839	19,876
		1,840,372

Food Products - 1.5%
Archer-Daniels-Midland Co.	3,849	129,904
Campbell Soup Co.	1,288	43,096
ConAgra Foods, Inc.	2,915	56,201
Dean Foods Co.*	909	17,835
General Mills, Inc.	2,003	121,722
H.J. Heinz Co.	1,884	90,149
Hershey Co.	1,005	32,944
Kellogg Co.	1,518	72,894
Kraft Foods, Inc.	9,064	257,871
McCormick & Co., Inc.	767	27,351
Sara Lee Corp.	4,222	51,720
Tyson Foods, Inc.	1,635	24,427
Wm. Wrigley Jr. Co.	1,284	99,870
		1,025,984

Gas Utilities - 0.1%
Nicor, Inc.	270	11,499
Questar Corp.	1,037	73,669
		85,168

Health Care Equipment & Supplies - 2.0%
Baxter International, Inc.	3,749	239,711
Becton Dickinson & Co.	1,459	118,617
Boston Scientific Corp.*	8,049	98,922
C.R. Bard, Inc.	594	52,242
Covidien Ltd.	2,986	143,000
Hospira, Inc.*	951	38,145
Intuitive Surgical, Inc.*	231	62,231
Medtronic, Inc.	6,714	347,449
St. Jude Medical, Inc.*	2,026	82,823
Stryker Corp.	1,428	89,793
Varian Medical Systems, Inc.*	751	38,939
Zimmer Holdings, Inc.*	1,384	94,181
		1,406,053

Health Care Providers & Services - 1.7%
Aetna, Inc.	2,897	117,415
AmerisourceBergen Corp.	963	38,510
Cardinal Health, Inc.	2,133	110,020
Cigna Corp.	1,678	59,384
Coventry Health Care, Inc.*	907	27,591
Express Scripts, Inc.*	1,502	94,205
Humana, Inc.*	1,012	40,247
Laboratory Corp. of America Holdings*	666	46,374
McKesson Corp.	1,658	92,699

EQUITY SECURITIES - Cont'd	Shares	Value
Health Care Providers & Services - Cont'd
Medco Health Solutions, Inc.*	3,029	$142,969
Patterson Co's, Inc.*	774	22,748
Quest Diagnostics, Inc.	944	45,756
Tenet Healthcare Corp.*	2,864	15,924
UnitedHealth Group, Inc.	7,347	192,859
WellPoint, Inc.*	3,145	149,891
		1,196,592

Health Care Technology - 0.0%
IMS Health, Inc.	1,084	25,257

Hotels, Restaurants & Leisure - 1.2%
Carnival Corp.	2,611	86,059
Darden Restaurants, Inc.	837	26,734
International Game Technology	1,851	46,238
Marriott International, Inc.	1,798	47,179
McDonald's Corp.	6,775	380,890
Starbucks Corp.*	4,351	68,485
Starwood Hotels & Resorts Worldwide, Inc.	1,117	44,758
Wendy's International, Inc.	524	14,263
Wyndham Worldwide Corp.	1,058	18,949
Yum! Brands, Inc.	2,832	99,375
		832,930

Household Durables - 0.4%
Black & Decker Corp.	366	21,049
Centex Corp.	738	9,867
D.R. Horton, Inc.	1,643	17,826
Fortune Brands, Inc.	919	57,355
Harman International Industries, Inc.	348	14,404
KB Home	461	7,805
Leggett & Platt, Inc.	995	16,686
Lennar Corp.	837	10,329
Newell Rubbermaid, Inc.	1,656	27,804
Pulte Homes, Inc.	1,278	12,307
Snap-on, Inc.	345	17,943
Stanley Works	469	21,025
Whirlpool Corp.	449	27,717
		262,117

Household Products - 2.2%
Clorox Co.	825	43,065
Colgate-Palmolive Co.	3,035	209,718
Kimberly-Clark Corp.	2,502	149,570
Procter & Gamble Co.	18,247	1,109,600
		1,511,953

Independent Power Producers & Energy Traders - 0.3%
AES Corp.*	4,018	77,186
Constellation Energy Group, Inc.	1,066	87,519
Dynegy, Inc.*	2,970	25,393
		190,098

Industrial Conglomerates - 3.0%
3M Co.	4,210	292,974
General Electric Co.	59,571	1,589,950
Textron, Inc.	1,490	71,416
Tyco International Ltd.	2,883	115,435
		2,069,775

EQUITY SECURITIES - Cont'd	Shares	Value
Insurance - 3.4%
ACE Ltd.	1,990	$109,629
Aflac, Inc.	2,843	178,541
Allstate Corp.	3,291	150,037
American International Group, Inc.	16,053	424,762
AON Corp.	1,786	82,049
Assurant, Inc.	573	37,795
Chubb Corp.	2,185	107,087
Cincinnati Financial Corp.	976	24,790
Genworth Financial, Inc.	2,588	46,092
Hartford Financial Services Group, Inc.	1,881	121,456
Lincoln National Corp.	1,550	70,246
Loews Corp.	2,166	101,585
Marsh & McLennan Co.'s, Inc.	3,058	81,190
MBIA, Inc.	1,272	5,584
MetLife, Inc.	4,243	223,903
Principal Financial Group, Inc.	1,548	64,970
Progressive Corp.	4,052	75,854
Prudential Financial, Inc.	2,607	155,742
Safeco Corp.	538	36,132
Torchmark Corp.	537	31,495
Travelers Co.'s, Inc.	3,615	156,891
Unum Group	2,071	42,352
XL Capital Ltd.	1,071	22,020
		2,350,202

Internet & Catalog Retail - 0.3%
Amazon.Com, Inc.*	1,847	135,440
Expedia, Inc.*	1,249	22,957
IAC/InterActiveCorp.*	1,083	20,880
		179,277

Internet Software & Services - 1.7%
Akamai Technologies, Inc.*	1,006	34,999
eBay, Inc.*	6,607	180,569
Google, Inc.*	1,390	731,724
VeriSign, Inc.*	1,164	43,999
Yahoo!, Inc.*	8,223	169,887
		1,161,178

IT Services - 0.9%
Affiliated Computer Services, Inc.*	576	30,810
Automatic Data Processing, Inc.	3,100	129,890
Cognizant Technology Solutions Corp.*	1,727	56,145
Computer Sciences Corp.*	904	42,343
Convergys Corp.*	739	10,981
Electronic Data Systems Corp.	3,006	74,068
Fidelity National Information Services, Inc.	1,027	37,907
Fiserv, Inc.*	980	44,463
Paychex, Inc.	1,917	59,964
Total System Services, Inc.	1,185	26,331
Unisys Corp.*	2,135	8,433
Western Union Co.	4,423	109,336
		630,671

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.	1,723	24,863
Hasbro, Inc.	829	29,612
Mattel, Inc.	2,164	37,047
		91,522

EQUITY SECURITIES - Cont'd	Shares	Value
Life Sciences - Tools & Services - 0.4%
Applera Corp. - Applied Biosystems Group	1,009	$33,781
Millipore Corp.*	330	22,394
PerkinElmer, Inc.	708	19,718
Thermo Fisher Scientific, Inc.*	2,500	139,325
Waters Corp.*	599	38,635
		253,853

Machinery - 1.9%
Caterpillar, Inc.	3,677	271,436
Cummins, Inc.	1,214	79,541
Danaher Corp.	1,523	117,728
Deere & Co.	2,576	185,807
Dover Corp.	1,132	54,755
Eaton Corp.	984	83,610
Illinois Tool Works, Inc.	2,376	112,884
Ingersoll-Rand Co. Ltd.	1,900	71,117
ITT Corp.	1,087	68,840
Manitowoc Co., Inc.	778	25,308
PACCAR, Inc.	2,183	91,315
Pall Corp.	717	28,451
Parker Hannifin Corp.	1,003	71,534
Terex Corp.*	600	30,822
		1,293,148

Media - 2.7%
CBS Corp., Class B	4,073	79,383
Clear Channel Communications, Inc.	2,976	104,755
Comcast Corp.	17,697	335,712
DIRECTV Group, Inc.*	4,246	110,014
E.W. Scripps Co.	537	22,307
Gannett Co., Inc.	1,367	29,623
Interpublic Group of Co.'s, Inc.*	2,824	24,286
McGraw-Hill Co.'s, Inc.	1,921	77,071
Meredith Corp.	222	6,280
New York Times Co.	860	13,235
News Corp.	13,764	207,011
Omnicom Group, Inc.	1,916	85,990
Time Warner, Inc.	21,387	316,528
Viacom, Inc., Class B*	3,781	115,472
Walt Disney Co.	11,387	355,274
Washington Post Co., Class B	35	20,541
		1,903,482

Metals & Mining - 1.3%
Alcoa, Inc.	4,872	173,541
Allegheny Technologies, Inc.	606	35,924
Freeport-McMoRan Copper & Gold, Inc.	2,290	268,365
Newmont Mining Corp.	2,715	141,614
Nucor Corp.	1,876	140,081
Titanium Metals Corp.	576	8,058
United States Steel Corp.	704	130,085
		897,668

Multiline Retail - 0.7%
Big Lots, Inc.*	489	15,276
Dillard's, Inc.	258	2,985
Family Dollar Stores, Inc.	835	16,650
J.C. Penney Co., Inc.	1,328	48,193
Kohl's Corp.*	1,834	73,433
Macy's, Inc.	2,513	48,803
Nordstrom, Inc.	1,051	31,845
Sears Holdings Corp.*	419	30,864
Target Corp.	4,653	216,318
		484,367

EQUITY SECURITIES - Cont'd	Shares	Value
Multi-Utilities - 1.2%
Ameren Corp.	1,253	$52,914
Centerpoint Energy, Inc.	1,962	31,490
CMS Energy Corp.	1,348	20,085
Consolidated Edison, Inc.	1,630	63,717
Dominion Resources, Inc.	3,455	164,078
DTE Energy Co.	975	41,379
Integrys Energy Group, Inc.	458	23,280
NiSource, Inc.	1,639	29,371
PG&E Corp.	2,136	84,778
Public Service Enterprise Group, Inc.	3,041	139,673
Sempra Energy	1,497	84,506
TECO Energy, Inc.	1,260	27,078
Xcel Energy, Inc.	2,576	51,700
		814,049

Office Electronics - 0.1%
Xerox Corp.	5,374	72,871

Oil, Gas & Consumable Fuels - 12.0%
Anadarko Petroleum Corp.	2,798	209,402
Apache Corp.	1,994	277,166
Cabot Oil & Gas Corp.	585	39,622
Chesapeake Energy Corp.	2,873	189,503
Chevron Corp.	12,356	1,224,850
ConocoPhillips	9,217	869,993
Consol Energy, Inc.	1,093	122,820
Devon Energy Corp.	2,665	320,226
El Paso Corp.	4,198	91,265
EOG Resources, Inc.	1,484	194,701
Exxon Mobil Corp.	31,579	2,783,057
Hess Corp.	1,680	211,999
Marathon Oil Corp.	4,232	219,514
Massey Energy Co.	482	45,188
Murphy Oil Corp.	1,136	111,385
Noble Energy, Inc.	1,030	103,577
Occidental Petroleum Corp.	4,906	440,853
Peabody Energy Corp.	1,624	142,993
Range Resources Corp.	924	60,559
Southwestern Energy Co.*	2,044	97,315
Spectra Energy Corp.	3,785	108,781
Sunoco, Inc.	699	28,442
Tesoro Corp.	824	16,291
Valero Energy Corp.	3,160	130,129
Williams Co.'s, Inc.	3,495	140,883
XTO Energy, Inc.	3,054	209,230
		8,389,744

Paper & Forest Products - 0.2%
International Paper Co.	2,555	59,531
MeadWestvaco Corp.	1,039	24,770
Weyerhaeuser Co.	1,263	64,590
		148,891

Personal Products - 0.2%
Avon Products, Inc.	2,550	91,851
Estee Lauder Co.'s, Inc.	684	31,772
		123,623

EQUITY SECURITIES - Cont'd	Shares	Value
Pharmaceuticals - 5.9%
Abbott Laboratories, Inc.	9,222	$488,489
Allergan, Inc.	1,838	95,668
Barr Pharmaceuticals, Inc.*	647	29,167
Bristol-Myers Squibb Co.	11,832	242,911
Eli Lilly & Co.	5,915	273,037
Forest Laboratories, Inc.*	1,822	63,296
Johnson & Johnson	16,844	1,083,743
King Pharmaceuticals, Inc.*	1,474	15,433
Merck & Co., Inc.	12,829	483,525
Mylan, Inc.*	1,820	21,967
Pfizer, Inc.	40,433	706,365
Schering-Plough Corp.	9,691	190,816
Watson Pharmaceuticals, Inc.*	625	16,981
Wyeth	7,969	382,193
		4,093,591

Real Estate Investment Trusts - 1.1%
Apartment Investment & Management Co.	537	18,290
AvalonBay Communities, Inc.	461	41,103
Boston Properties, Inc.	716	64,598
Developers Diversified Realty Corp.	716	24,852
Equity Residential	1,617	61,883
General Growth Properties, Inc.	1,600	56,048
HCP, Inc.	1,404	44,661
Host Hotels & Resorts, Inc.	3,122	42,615
Kimco Realty Corp.	1,518	52,402
Plum Creek Timber Co, Inc.	1,023	43,692
ProLogis	1,568	85,221
Public Storage, Inc.	738	59,623
Simon Property Group, Inc.	1,344	120,812
Vornado Realty Trust	808	71,104
		786,904

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	1,041	19,987

Road & Rail - 1.0%
Burlington Northern Santa Fe Corp.	1,753	175,107
CSX Corp.	2,420	152,000
Norfolk Southern Corp.	2,248	140,882
Ryder System, Inc.	344	23,695
Union Pacific Corp.	3,090	233,295
		724,979

Semiconductors & Semiconductor Equipment - 2.4%
Advanced Micro Devices, Inc.*	3,626	21,140
Altera Corp.	1,792	37,094
Analog Devices, Inc.	1,735	55,121
Applied Materials, Inc.	8,101	154,648
Broadcom Corp.*	2,674	72,974
Intel Corp.	34,234	735,346
KLA-Tencor Corp.	1,017	41,402
Linear Technology Corp.	1,326	43,188
LSI Corp.*	3,810	23,393
MEMC Electronic Materials, Inc.*	1,362	83,818
Microchip Technology, Inc.	1,106	33,777
Micron Technology, Inc.*	4,548	27,288
National Semiconductor Corp.	1,291	26,517
Novellus Systems, Inc.*	597	12,650
NVIDIA Corp.*	3,314	62,038
Teradyne, Inc.*	1,027	11,369
Texas Instruments, Inc.	7,906	222,633
Xilinx, Inc.	1,670	42,168
		1,706,564

EQUITY SECURITIES - Cont'd	Shares	Value
Software - 3.4%
Adobe Systems, Inc.*	3,178	$125,181
Autodesk, Inc.*	1,339	45,272
BMC Software, Inc.*	1,142	41,112
CA, Inc.	2,333	53,869
Citrix Systems, Inc.*	1,097	32,263
Compuware Corp.*	1,564	14,921
Electronic Arts, Inc.*	1,903	84,550
Intuit, Inc.*	1,919	52,907
Microsoft Corp.	47,869	1,316,876
Novell, Inc.*	2,115	12,457
Oracle Corp.*	23,707	497,847
Symantec Corp.*	5,022	97,176
		2,374,431

Specialty Retail - 1.4%
Abercrombie & Fitch Co.	520	32,594
AutoNation, Inc.*	801	8,026
Autozone, Inc.*	257	31,100
Bed Bath & Beyond, Inc.*	1,548	43,499
Best Buy Co., Inc.	2,068	81,893
GameStop Corp.*	967	39,067
Gap, Inc.	2,683	44,726
Home Depot, Inc.	10,139	237,455
Limited Brands, Inc.	1,791	30,178
Lowe's Co.'s, Inc.	8,749	181,542
Office Depot, Inc.*	1,634	17,876
RadioShack Corp.	785	9,632
Sherwin-Williams Co.	592	27,190
Staples, Inc.	4,197	99,679
Tiffany & Co.	754	30,725
TJX Co.'s, Inc.	2,539	79,902
		995,084

Textiles, Apparel & Luxury Goods - 0.4%
Coach, Inc.*	2,040	58,915
Jones Apparel Group, Inc.	518	7,123
Liz Claiborne, Inc.	567	8,023
Nike, Inc., Class B	2,268	135,195
Polo Ralph Lauren Corp.	345	21,659
VF Corp.	522	37,156
		268,071

Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp.	3,487	14,820
Fannie Mae	6,361	124,103
Freddie Mac	3,866	63,402
Hudson City Bancorp, Inc.	3,103	51,758
MGIC Investment Corp.	748	4,570
Sovereign Bancorp, Inc.	2,864	21,079
Washington Mutual, Inc.	6,329	31,202
		310,934

EQUITY SECURITIES - Cont'd	Shares	Value
Tobacco - 1.5%
Altria Group, Inc.	12,517	$257,349
Lorillard, Inc.*	1,039	71,871
Philip Morris International, Inc.	12,604	622,512
Reynolds American, Inc.	1,024	47,790
UST, Inc.	884	48,275
		1,047,797

Trading Companies & Distributors - 0.0%
W.W. Grainger, Inc.	389	31,820

Wireless Telecommunication Services - 0.4%
American Tower Corp.*	2,371	100,175
Sprint Nextel Corp.	17,059	162,060
		262,235

Total Equity Securities (Cost $64,947,759)		66,718,871

	Principal
U.S. TREASURY - 0.3%	Amount
United States Treasury Bills, 7/31/08#	$200,000	199,748

Total U.S. Treasury (Cost $199,748)		199,748

TOTAL INVESTMENTS (Cost $65,147,507) - 96.1%		66,918,619
Other assets and liabilities, net - 3.9%		2,743,769
Net Assets - 100%		$69,662,388

Net Assets Consist of:
Paid-in capital applicable to 501,466 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$98,328,685
Undistributed net investment income		827,773
Accumulated net realized gain (loss) on investments		(31,245,586)
Net unrealized appreciation (depreciation) on investments		1,751,516

Net Assets		$69,662,388

Net Asset Value Per Share		$138.92

Futures	Number of Contracts	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation (Depreciation)
Purchased:
E-mini S&P 500#	46	9/08	$2,946,530	($19,596)

*    Non-income producing security.

#    Futures collateralized by 200,000 units of U.S. Treasury Bills.

See notes to financial statements.

Index 500 Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $45)	$791,408
Interest income	11,273
Total investment income	802,681

Expenses:
Investment advisory fee	92,174
Transfer agent fees and expenses	5,761
Accounting fees	6,092
Directors' fees and expenses	5,334
Administrative fees	19,203
Custodian fees	24,071
Reports to shareholders	17,805
Professional fees	11,335
Miscellaneous	1,984
Total expenses	183,759
Reimbursement from Advisor	(33,652)
Fees paid indirectly	(4,165)
Net expenses	145,942

Net Investment Income	656,739

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(94,046)
Futures	(127,363)
(221,409)

Change in unrealized appreciation (depreciation) on:
Investments	(10,651,267)
Futures	(39,553)
(10,690,820)

Net Realized and Unrealized Gain
(Loss)	(10,912,229)

Increase (Decrease) in Net Assets
Resulting From Operations	($10,255,490)

See notes to financial statements.

Index 500 Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$656,739	$1,537,034
Net realized gain (loss) on investments	(221,409)	1,711,128
Change in unrealized appreciation (depreciation)	(10,690,820)	1,875,103

Increase (Decrease) in Net Assets
Resulting From Operations	($10,255,490)	5,123,265

Distributions to shareholders from:
Net investment income	--	(1,530,641)

Capital share transactions:
Shares sold	1,638,643	3,542,966
Reinvestment of distributions	--	1,530,641
Shares redeemed	(9,874,636)	(20,343,899)
Total capital share transactions	(8,235,993)	(15,270,292)

Total Increase (Decrease) in Net Assets	(18,491,483)	(11,677,668)

Net Assets
Beginning of period	88,153,871	99,831,539
End of period (including undistributed net investment income of $827,773 and $171,034, respectively)	$69,662,388	$88,153,871

Capital Share Activity
Shares sold	11,017	21,927
Reinvestment of distributions	--	9,618
Shares redeemed	(67,260)	(126,512)
Total capital share activity	(56,243)	(94,967)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Index 500 Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$66,718,871	($19,596)
Level 2 - Other Significant Observable Inputs	199,748	--
Level 3 - Significant Unobservable Inputs	--	--
Total	$66,918,619	($19,596)

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Portfolio may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .24% of the Portfolio's average daily net assets. Under the terms of the agreement, $14,464 was payable at period end. In addition, $11,829 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is .38%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $3,013 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $4,598 for six months ended June 30, 2008. Under the terms of the agreement, $711 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $1,336,484 and $9,735,794, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $72,597,723. Net unrealized depreciation aggregated $5,679,104, of which $17,331,489 related to appreciated securities and $23,010,593 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $3,249,995, $12,775,077, $2,110,080, $960,576, $2,529,937 and $1,687,669 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2009, December 2010, December 2011, December 2012, December 2013, and December 2014, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had an outstanding loan balance of $267,294 at the interest rate of 3.00% at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

WEIGHTED AVERAGE DAILY BALANCE	AVERAGE INTEREST RATE	MONTH OF MAXIMUM AMOUNT BORROWED	MAXIMUM AMOUNT BORROWED
$25,655	3.21%	$286,397	January 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Index 500 Portfolio	2008	2007	2006
Net asset value, beginning	$158.06	$152.96	$134.68
Income from investment operations
Net investment income	1.34	2.85	2.48
Net realized and unrealized gain (loss)	(20.48)	5.04	18.23
Total from investment operations	(19.14)	7.89	20.71
Distributions from
Net investment income	--	(2.79)	(2.43)
Total distributions	--	(2.79)	(2.43)
Total increase (decrease) in net asset value	(19.14)	5.10	18.28
Net asset value, ending	$138.92	$158.06	$152.96

Total return*	(12.11%)	5.15%	15.37%
Ratios to average net assets:A
Net investment income	1.71% (a)	1.60%	1.58%
Total expenses	.48% (a)	.47%	.46%
Expenses before offsets	.39% (a)	.39%	.39%
Net expenses	.38% (a)	.38%	.38%
Portfolio turnover	2%	3%	5%
Net assets, ending (in thousands)	$69,662	$88,154	$99,832

		Years Ended
	December 31,	December 31,	December 31,
Index 500 Portfolio	2005	2004	2003
Net asset value, beginning	$130.81	$120.38	$95.07
Income from investment operations
Net investment income	2.16	2.15	1.47
Net realized and unrealized gain (loss)	3.84	10.50	25.38
Total from investment operations	6.00	12.65	26.85
Distributions from
Net investment income	(2.13)	(2.22)	(1.54)
Total distributions	(2.13)	(2.22)	(1.54)
Total increase (decrease) in net asset value	3.87	10.43	25.31
Net asset value, ending	$134.68	$130.81	$120.38

Total return*	4.58%	10.50%	28.24%
Ratios to average net assets:A
Net investment income	1.49%	1.63%	1. 40%
Total expenses	.49%	.53%	.46%
Expenses before offsets	.38%	.40%	.38%
Net expenses	.38%	.38%	.38%
Portfolio turnover	5%	4%	6%
Net assets, ending (in thousands)	$103,308	$118,143	$119,370

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting Disclosure

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Ameritas Midcap Growth Portfolio
Portfolio within Calvert Variable Series, Inc.

semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Midcap Growth Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
15	Financial Highlights
16	Explanation of Financial Tables
17	Proxy Voting and Availability of Quarterly Portfolio Holdings

Midcap Growth Portfolio
Economic Sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	14.0%
Consumer Staples	3.0%
Energy	18.3%
Financials	7.1%
Health Care	10.3%
Industrials	11.3%
Information Technology	24.8%
Materials	5.8%
Telecommunication Services	1.1%
U.S. Government Agency Obligations	2.2%
Utilities	2.1%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$846.50	$4.32
Hypothetical (5% return per year before expenses)	$1,000.00	$1,020.19	$4.72

*   Expenses are equal to the Fund's annualized expense ratio of 0.94%, multiplied by the average account value over the period, multiplied by 182/366.

Midcap Growth Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 98.3%	Shares	Value
Aerospace & Defense - 1.7%
BE Aerospace, Inc.*	50,800	$1,183,132

Beverages - 0.8%
Hansen Natural Corp.*	21,050	606,661

Biotechnology - 2.8%
Cephalon, Inc.*	2,839	189,333
ImClone Systems, Inc.*	9,250	374,255
InterMune, Inc.*	25,873	339,454
Metabolix, Inc.*	67,531	661,804
United Therapeutics Corp.*	4,350	425,212
		1,990,058

Capital Markets - 3.3%
Affiliated Managers Group, Inc.*	5,700	513,342
AllianceBernstein Holding LP	20,795	1,137,071
Franklin Resources, Inc.	200	18,330
Invesco Ltd.	27,450	658,251
		2,326,994

Chemicals - 4.5%
Flotek Industries, Inc.*	28,350	584,577
Mosaic Co.*	4,600	665,620
Praxair, Inc.	8,350	786,904
Terra Industries, Inc.	24,650	1,216,478
		3,253,579

Commercial Services & Supplies - 2.1%
FTI Consulting, Inc.*	18,350	1,256,241
TeleTech Holdings, Inc.*	14,150	282,434
		1,538,675

Communications Equipment - 1.4%
Research In Motion Ltd.*	8,403	982,311

Computers & Peripherals - 2.5%
Apple, Inc.*	7,950	1,331,148
NetApp, Inc.*	20,150	436,449
		1,767,597

Distributors - 1.1%
LKQ Corp.*	44,990	812,969

Diversified Financial Services - 2.8%
NYMEX Holdings, Inc.	16,350	1,381,248
NYSE Euronext	12,950	656,047
		2,037,295

Electric Utilities - 2.1%
FirstEnergy Corp.	10,050	827,417
ITC Holdings Corp.	13,782	704,398
		1,531,815

Equity Securities - Cont'd	Shares	Value
Electrical Equipment - 4.1%
First Solar, Inc.*	4,800	$1,309,536
General Cable Technologies Corp.*	5,900	359,015
JA Solar Holdings Co. Ltd. (ADR)*	74,750	1,259,538
		2,928,089

Energy Equipment & Services - 12.5%
Acergy SA (ADR)	30,300	674,478
Cameron International Corp.*	25,450	1,408,657
Compagnie Générale de Géophysique-Veritas (ADR)*	7,150	337,552
Exterran Holdings, Inc.*	15,300	1,093,797
FMC Technologies, Inc.*	7,850	603,900
Nabors Industries Ltd.*	27,800	1,368,594
National Oilwell Varco, Inc.*	23,150	2,053,868
Weatherford International Ltd.*	21,250	1,053,788
Willbros Group, Inc.*	8,400	368,004
		8,962,638

Food & Staples Retailing - 1.9%
China Nepstar Chain Drugstore Ltd. (ADR)	67,350	583,251
Whole Foods Market, Inc.	32,100	760,449
		1,343,700

Food Products - 0.5%
Cosan Ltd.*	25,350	320,678

Health Care Equipment & Supplies - 3.9%
Hologic, Inc.*	30,750	670,350
Insulet Corp.*	17,450	274,488
Smith & Nephew plc (ADR)	10,950	599,513
Varian Medical Systems, Inc.*	24,200	1,254,770
		2,799,121

Health Care Providers & Services - 1.0%
Community Health Systems, Inc.*	20,750	684,335

Hotels, Restaurants & Leisure - 4.0%
Bally Technologies, Inc.*	21,516	727,241
Burger King Holdings, Inc.	13,100	350,949
McCormick & Schmick's Seafood Restaurants, Inc.*	14,600	140,744
Royal Caribbean Cruises Ltd.	24,900	559,503
Starbucks Corp.*	31,150	490,301
Wynn Resorts Ltd.	7,100	577,585
		2,846,323

Household Durables - 1.0%
Garmin Ltd.	17,450	747,558

Industrial Conglomerates - 2.1%
McDermott International, Inc.*	24,100	1,491,549

Internet & Catalog Retail - 1.7%
IAC/InterActiveCorp.*	49,250	949,540
Shutterfly, Inc.*	22,088	269,694
		1,219,234

Internet Software & Services - 3.6%
DealerTrack Holdings, Inc.*	17,450	246,219
eBay, Inc.*	56,050	1,531,846
Interwoven, Inc.*	27,850	334,479
SINA Corp.*	10,650	453,158
		2,565,702

Equity Securities - Cont'd	Shares	Value
IT Services - 4.4%
Cognizant Technology Solutions Corp.*	48,900	$1,589,739
Satyam Computer Services Ltd. (ADR)	63,900	1,566,828
		3,156,567

Life Sciences - Tools & Services - 0.8%
Parexel International Corp.*	22,650	595,922

Machinery - 1.4%
Colfax Corp.*	800	20,072
ITT Corp.	6,750	427,478
SPX Corp.	4,200	553,266
		1,000,816

Media - 0.7%
Discovery Holding Co.*	14,500	318,420
E.W. Scripps Co.	4,000	166,160
		484,580

Metals & Mining - 1.3%
Thompson Creek Metals Co., Inc.*	27,328	534,407
Yamana Gold, Inc.	24,600	406,884
		941,291

Multiline Retail - 1.0%
Kohl's Corp.*	17,273	691,611

Oil, Gas & Consumable Fuels - 5.6%
Cabot Oil & Gas Corp.	12,850	870,331
Concho Resources, Inc.	17,350	647,155
Concho Resources, Inc. (b)(i)*	8,950	317,143
Newfield Exploration Co.*	17,650	1,151,662
Peabody Energy Corp.	7,600	669,180
Uranium One, Inc.*	77,350	364,482
		4,019,953

Pharmaceuticals - 1.9%
Barr Pharmaceuticals, Inc.*	17,600	793,408
Mylan, Inc.*	45,850	553,409
		1,346,817

Semiconductors & Semiconductor Equipment - 4.8%
Atheros Communications, Inc.*	14,980	449,400
Broadcom Corp.*	32,500	886,925
Intersil Corp.	41,450	1,008,064
MEMC Electronic Materials, Inc.*	17,600	1,083,104
		3,427,493

Software - 8.3%
Intuit, Inc.*	25,450	701,656
Nintendo Co. Ltd. (ADR)	24,465	1,708,880
Solera Holdings, Inc.*	34,300	948,738
Take-Two Interactive Software, Inc.*	41,350	1,057,319
Taleo Corp.*	16,000	313,440
THQ, Inc.*	26,600	538,916
TIBCO Software, Inc.*	91,100	696,915
		5,965,864

Specialty Retail - 1.4%
AnnTaylor Stores Corp.*	21,800	522,328
PetSmart, Inc.	24,077	480,336
		1,002,664

Equity Securities - Cont'd	Shares	Value
Textiles, Apparel & Luxury Goods - 3.2%
Gildan Activewear, Inc.*	13,550	$350,674
Iconix Brand Group, Inc.*	41,800	504,944
Polo Ralph Lauren Corp.	22,700	1,425,106
		2,280,724

Thrifts & Mortgage Finance - 1.0%
People's United Financial, Inc.	47,100	734,760

Wireless Telecommunication Services - 1.1%
SBA Communications Corp.*	21,119	760,495

Total Equity Securities (Cost $71,458,629)		70,349,570

	Principal
Corporate Bonds - 0.3%	Amount
Transocean, Inc., Series C, 1.50%, 12/15/37	$180,000	205,045

Total Corporate Bonds (Cost $180,000)		205,045

U.S. Government Agencies and Instrumentalities - 2.2%
Federal Home Loan Bank Discount Notes:
7/3/08	300,000	299,969
7/7/08	700,000	699,767
7/9/08	600,000	599,740

Total U.S. Government Agencies And Instrumentalities (Cost $1,599,476)		1,599,476

TOTAL INVESTMENTS (Cost $73,238,105) - 100.8%		72,154,091
Other assets and liabilities, net - (0.8%)		(576,112)
Net Assets - 100%		$71,577,979

Net Assets Consist Of:
Paid-in capital applicable to 2,169,595 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$70,986,879
Undistributed net investment income (loss)		(182,241)
Accumulated net realized gain (loss) on investments		1,857,355
Net unrealized appreciation (depreciation) on investments		(1,084,014)

Net Assets		$71,577,979

Net Asset Value Per Share		$32.99

Restricted Securities	Acquisition Date	Cost
Concho Resources, Inc.	6/4/08	$269,485

(b)   This security was valued by the Board of Directors. See note A

(i)   Restricted securities represent 0.4% of the net assets of the Portfolio.

*   Non-income producing security

Abbreviations:
ADR: American Depositary Receipt
LP: Limited Partnership

See notes to financial statements.

Midcap Growth Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $373)	$137,228
Interest income	40,247
Total investment income	177,475

Expenses:
Investment advisory fee	306,141
Transfer agent fees and expenses	5,740
Accounting fees	6,081
Directors' fees and expenses	5,511
Administrative fees	19,134
Custodian fees	19,108
Reports to shareholders	24,283
Professional fees	11,337
Miscellaneous	1,809
Total expenses	399,144
Reimbursement from Advisor	(37,790)
Fees paid indirectly	(1,638)
Net expenses	359,716

Net Investment Income (Loss)	(182,241)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	(1,561,254)
Change in unrealized appreciation (depreciation)	(12,133,261)

Net Realized and Unrealized Gain
(Loss) on Investments	(13,694,515)

Increase (Decrease) in Net Assets
Resulting From Operations	($13,876,756)

See notes to financial statements.

Midcap Growth Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income (loss)	($182,241)	($223,927)
Net realized gain (loss) on investments	(1,561,254)	18,324,978
Change in unrealized appreciation or (depreciation)	(12,133,261)	5,907,039

Increase (Decrease) in Net Assets
Resulting From Operations	(13,876,756)	24,008,090

Distributions to shareholders from:
Net realized gain	--	(18,071,835)

Capital share transactions:
Shares sold	3,520,281	9,101,080
Shares reinvested	--	18,071,835
Shares redeemed	(9,947,582)	(14,110,430)
Total capital share transactions	(6,427,301)	13,062,485

Total Increase (Decrease) in Net Assets	(20,304,057)	18,998,740

Net Assets
Beginning of period	91,882,036	72,883,296
End of period (including net investment loss of $182,241 and $0, respectively)	$71,577,979	$91,882,036

Capital Share Activity
Shares sold	104,717	208,674
Shares reinvested	--	460,781
Shares redeemed	(292,869)	(338,263)
Total capital share activity	(188,152)	331,192

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas MidCap Growth Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. The Portfolio may invest in securities whose resale is subject to restrictions. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

At June 30, 2008, securities valued at $317,143, or 0.4% of net assets, were fair valued in good faith under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$70,032,427
Level 2 - Other Significant Observable Inputs	1,804,521
Level 3 - Significant Unobservable Inputs	317,143*
Total	$72,154,091

*Level 3 securities represent 0.4% of net assets.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Restricted Securities: The Portfolio may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities is included at the end of the Portfolio's Statement of Net Assets.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .80% of the Portfolio's average daily net assets. Under the terms of the agreement, $49,406 was payable at period end. In addition, $6,290 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is .94%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $3,088 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $4,449 for the six months ended June 30, 2008. Under the terms of the agreement, $712 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $116,075,808 and $117,295,413.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $74,882,961. Net unrealized depreciation aggregated $2,728,870 of which $4,889,913 related to appreciated securities and $7,618,783 related to depreciated securities.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$11,414	4.09%	$1,080,134	January 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
MidCap Growth Portfolio	2008	2007	2006
Net asset value, beginning	$38.97	$35.96	$37.00
Income from investment operations
Net investment income (loss)	(.08)	(.10)	(.14)
Net realized and unrealized gain (loss)	(5.90)	12.63	3.58
Total from investment operations	(5.98)	12.53	3.44
Distributions from
Net realized gain	--	(9.52)	(4.48)
Total distributions	--	(9.52)	(4.48)
Total increase (decrease) in net asset value	(5.98)	3.01	(1.04)
Net asset value, ending	$32.99	$38.97	$35.96

Total return*	(15.35%)	34.68%	9.25%
Ratios to average net assets: A
Net investment income (loss)	(.48%) (a)	(.28%)	(.38%)
Total expenses	1.04% (a)	1.02%	1.03%
Expenses before offsets	.94% (a)	.95%	.95%
Net expenses	.94% (a)	.94%	.94%
Portfolio turnover	155%	227%	295%
Net assets, ending (in thousands)	$71,578	$91,882	$72,883

		Years Ended
	December 31,	December 31,	December 31,
MidCap Growth Portfolio	2005	2004	2003
Net asset value, beginning	$35.71	$31.49	$21.38
Income from investment operations
Net investment income (loss)	(.10)	(.22)	(.19)
Net realized and unrealized gain (loss)	4.14	4.44	10.30
Total from investment operations	4.04	4.22	10.11
Distributions from
Net realized gain	(2.75)	--	--
Total distributions	(2.75)	--	--
Total increase (decrease) in net asset value	1.29	4.22	10.11
Net asset value, ending	$37.00	$35.71	$31.49
Total return*	11.27%	13.40%	47.29%
Ratios to average net assets: A
Net investment income (loss)	(.29%)	(.65%)	(.73%)
Total expenses	1.06%	1.06%	1.04%
Expenses before offsets	.95%	.94%	.94%
Net expenses	.94%	.94%	.94%
Portfolio turnover	225%	230%	213%
Net assets, ending (in thousands)	$76,216	$75,868	$74,051

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Ameritas Midcap Value Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Midcap Value Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
10	Statement of Operations
11	Statements of Changes in Net Assets
12	Notes to Financial Statements
15	Financial Highlights
16	Explanation of Financial Tables
17	Proxy Voting and Availability of Quarterly Portfolio Holdings

Midcap Value Portfolio
Economic sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	16.0%
Consumer Staples	2.7%
Energy	18.9%
Financials	14.7%
Health Care	2.2%
Industrials	21.8%
Information Technology	11.9%
Materials	7.1%
Telecommunication Services	1.6%
Utilities	3.1%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$897.40	$5.00
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.59	$5.33

* Expenses are equal to the Fund's annualized expense ratio of 1.06%, multiplied by the average account value over the period, multiplied by 182/366.

Midcap Value Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 100.0%	Shares	Value
Aerospace & Defense - 1.2%
Goodrich Corp.	8,664	$411,194
Spirit AeroSystems Holdings, Inc.*	8,046	154,322
		565,516

Airlines - 0.8%
AMR Corp.*	14,698	75,254
Continental Airlines, Inc., Class B*	7,271	73,510
Delta Air Lines, Inc.*	12,689	72,327
Northwest Airlines Corp.*	11,687	77,835
UAL Corp.	3,155	16,469
US Airways Group, Inc.*	13,897	34,743
		350,138

Auto Components - 1.8%
ArvinMeritor, Inc.	21,126	263,652
Goodyear Tire & Rubber Co.*	7,802	139,110
Johnson Controls, Inc.	3,095	88,765
Magna International, Inc.	1,065	63,090
WABCO Holdings, Inc.	6,050	281,083
		835,700

Automobiles - 2.6%
Ford Motor Co.*	210,247	1,011,288
General Motors Corp.	15,778	181,447
		1,192,735

Building Products - 0.3%
USG Corp.*	5,168	152,818

Capital Markets - 0.3%
Invesco Ltd.	6,259	150,091

Chemicals - 4.2%
Eastman Chemical Co.	13,951	960,666
Lubrizol Corp.	8,881	411,457
PPG Industries, Inc.	9,510	545,588
		1,917,711

Commercial Services & Supplies - 1.9%
Deluxe Corp.	6,480	115,474
Dun & Bradstreet Corp.	1,840	161,258
Pitney Bowes, Inc.	3,253	110,927
Ritchie Bros. Auctioneers, Inc.	18,555	503,397
		891,056

Communications Equipment - 0.4%
Tellabs, Inc.*	40,942	190,380

Construction & Engineering - 2.8%
Chicago Bridge & Iron Co. NV	10,327	411,221
Fluor Corp.	2,379	442,684
Foster Wheeler Ltd.*	1,984	145,130
Insituform Technologies, Inc.*	2,598	39,567
Jacobs Engineering Group, Inc.*	1,581	127,587
KBR, Inc.	4,048	141,316
		1,307,505

Equity Securities - Cont'd	Shares	Value
Distributors - 0.2%
Genuine Parts Co.	2,811	$111,540

Diversified Telecommunication Services - 1.6%
CenturyTel, Inc.	6,576	234,040
Qwest Communications International, Inc.	62,277	244,749
Windstream Corp.	22,104	272,763
		751,552

Electric Utilities - 0.2%
Pinnacle West Capital Corp.	3,561	109,572

Electrical Equipment - 2.3%
A.O. Smith Corp.	7,444	244,387
Cooper Industries Ltd.	14,194	560,663
Rockwell Automation, Inc.	5,700	249,261
		1,054,311

Electronic Equipment & Instruments - 2.9%
Agilent Technologies, Inc.*	14,949	531,287
Celestica, Inc.*	49,635	418,423
Flextronics International Ltd.*	42,537	399,848
		1,349,558

Energy Equipment & Services - 8.6%
BJ Services Co.	29,743	949,991
Cameron International Corp.*	12,008	664,643
ENSCO International, Inc.	2,356	190,223
Nabors Industries Ltd.*	5,278	259,836
National Oilwell Varco, Inc.*	3,026	268,424
Smith International, Inc.	4,577	380,532
Transocean, Inc.	3,566	543,423
Weatherford International Ltd.*	14,540	721,039
		3,978,111

Food Products - 0.3%
Reddy Ice Holdings, Inc.	9,462	129,440

Gas Utilities - 0.4%
Questar Corp.	2,493	177,103

Health Care Equipment & Supplies - 0.3%
Hospira, Inc.*	3,099	124,301

Health Care Providers & Services - 0.4%
McKesson Corp.	3,101	173,377

Hotels, Restaurants & Leisure - 1.3%
Royal Caribbean Cruises Ltd.	25,938	582,827

Household Durables - 2.7%
Centex Corp.	2,678	35,805
D.R. Horton, Inc.	4,209	45,668
KB Home	2,612	44,221
Mohawk Industries, Inc.*	2,685	172,108
Pulte Homes, Inc.	3,622	34,880
Stanley Works	13,186	591,128
Whirlpool Corp.	5,223	322,416
		1,246,226

Independent Power Producers & Energy Traders - 0.3%
Mirant Corp.*	3,393	132,836

Equity Securities - Cont'd	Shares	Value
Industrial Conglomerates - 1.6%
McDermott International, Inc.*	7,835	$484,908
Textron, Inc.	4,824	231,214
		716,122

Insurance - 11.4%
ACE Ltd.	8,109	446,725
AON Corp.	20,315	933,271
Assurant, Inc.	3,321	219,053
AXIS Capital Holdings Ltd.	13,242	394,744
Everest Re Group Ltd.	11,268	898,172
Lincoln National Corp.	5,555	251,753
Loews Corp.	4,104	192,478
Marsh & McLennan Co.'s, Inc.	9,744	258,703
PartnerRe Ltd.	13,042	901,594
Willis Group Holdings Ltd.	7,973	250,113
XL Capital Ltd.	26,181	538,281
		5,284,887

IT Services - 2.0%
Computer Sciences Corp.*	8,814	412,848
Electronic Data Systems Corp.	20,224	498,319
		911,167

Leisure Equipment & Products - 0.6%
Hasbro, Inc.	7,137	254,934

Machinery - 7.8%
AGCO Corp.*	5,687	298,056
Cummins, Inc.	5,217	341,818
Eaton Corp.	13,585	1,154,317
Ingersoll-Rand Co. Ltd.	20,110	752,735
Manitowoc Co., Inc.	13,499	439,122
Parker Hannifin Corp.	1,702	121,387
Terex Corp.*	7,487	384,607
Timken Co.	3,886	128,005
		3,620,047

Media - 1.7%
Interpublic Group of Co.'s, Inc.*	29,918	257,295
National CineMedia, Inc.	17,342	184,866
Regal Entertainment Group	23,295	355,947
		798,108

Metals & Mining - 2.2%
Freeport-McMoRan Copper & Gold, Inc.	5,119	599,896
Nucor Corp.	5,648	421,736
		1,021,632

Multiline Retail - 3.3%
Family Dollar Stores, Inc.	24,784	494,193
J.C. Penney Co., Inc.	3,058	110,975
Kohl's Corp.*	10,390	416,015
Macy's, Inc.	20,828	404,480
Nordstrom, Inc.	3,692	111,868
		1,537,531

Multi-Utilities - 2.2%
Consolidated Edison, Inc.	2,877	112,462
DTE Energy Co.	3,070	130,291
Energy East Corp.	6,712	165,921
NiSource, Inc.	6,716	120,351
Sempra Energy	8,530	481,518
		1,010,543

Equity Securities - Cont'd	Shares	Value
Oil, Gas & Consumable Fuels - 10.3%
Chesapeake Energy Corp.	5,290	$348,928
El Paso Corp.	31,974	695,115
Enbridge, Inc.	16,551	714,672
Frontier Oil Corp.	1,813	43,349
Hess Corp.	2,733	344,877
Newfield Exploration Co.*	12,454	812,623
Pioneer Natural Resources Co.	11,259	881,355
Southwestern Energy Co.*	12,091	575,653
Sunoco, Inc.	4,694	190,999
Tesoro Corp.	4,092	80,899
Ultra Petroleum Corp.*	945	92,799
		4,781,269

Paper & Forest Products - 0.7%
MeadWestvaco Corp.	13,481	321,387

Pharmaceuticals - 1.5%
King Pharmaceuticals, Inc.*	14,228	148,967
Mylan, Inc.*	45,291	546,663
		695,630

Real Estate Investment Trusts - 2.6%
Boston Properties, Inc.	1,397	126,037
Equity Residential	9,592	367,086
Rayonier, Inc.	8,932	379,253
Simon Property Group, Inc.	3,824	343,739
		1,216,115

Real Estate Management & Development - 0.4%
St. Joe Co.	4,750	163,020

Road & Rail - 3.1%
CSX Corp.	12,206	766,659
Kansas City Southern*	14,642	644,101
		1,410,760

Semiconductors & Semiconductor Equipment - 4.7%
Intersil Corp.	14,191	345,125
LSI Corp.*	61,047	374,828
Maxim Integrated Products, Inc.	19,188	405,826
Microchip Technology, Inc.	13,179	402,487
Micron Technology, Inc.*	33,932	203,592
National Semiconductor Corp.	22,290	457,837
		2,189,695

Software - 1.9%
BMC Software, Inc.*	14,094	507,384
McAfee, Inc.*	10,641	362,113
		869,497

Specialty Retail - 0.5%
Bed Bath & Beyond, Inc.*	8,542	240,030

Textiles, Apparel & Luxury Goods - 1.3%
Liz Claiborne, Inc.	9,368	132,557
VF Corp.	6,690	476,194
		608,751

Equity Securities - Cont'd	Shares	Value
Tobacco - 2.4%
Lorillard, Inc.*	16,344	$1,130,372

Total Equity Securities (Cost $51,663,861)		46,255,901

TOTAL INVESTMENTS (Cost $51,663,861) - 100.0%		46,255,901
Other assets and liabilities, net - 0.0%		608
Net Assets - 100%		$46,256,509

Net Assets Consist of:
Paid-in capital applicable to 2,579,763 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$50,392,415
Undistributed net investment income		250,950
Accumulated net realized gain (loss) on investments		1,021,104
Net unrealized appreciation (depreciation) on investments		(5,407,960)

Net Assets		$46,256,509

Net Asset Value Per Share		$17.93

*Non-income producing security.

See notes to financial statements.

Midcap Value Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income (net of foreign taxes withheld of $2,930)	$484,312
Interest income	7,637
Total investment income	491,949

Expenses:
Investment advisory fee	269,471
Transfer agent fees and expenses	4,395
Accounting fees	4,933
Directors' fees and expenses	4,277
Administrative fees	14,645
Custodian fees	17,538
Reports to shareholders	17,676
Professional fees	10,358
Miscellaneous	1,433
Total expenses	344,726
Fees waived	(29,290)
Fees paid indirectly	(4,818)
Net expenses	310,618

Net Investment Income	181,331

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,338,322)
Foreign currency transactions	53
(1,338,269)

Change in unrealized appreciation (depreciation) on:
Investments	(4,526,001)

Net Realized and Unrealized Gain
(Loss)	(5,864,270)

Increase (Decrease) in Net Assets
Resulting From Operations	($5,682,939)

See notes to financial statements.

Midcap Value Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$181,331	$281,359
Net realized gain (loss) on investments	(1,338,269)	11,393,651
Change in unrealized appreciation (depreciation)	(4,526,001)	(8,434,240)

Increase (Decrease) in Net Assets
Resulting From Operations	(5,682,939)	3,240,770

Distributions to shareholders from:
Net investment income	--	(227,274)
Net realized gain	--	(11,861,019)
Total distributions	--	(12,088,293)

Capital share transactions:
Shares sold	4,604,173	8,597,938
Reinvestment of distributions	--	12,088,293
Shares redeemed	(16,109,182)	(9,834,031)
Total capital share transactions	(11,505,009)	10,852,200

Total Increase (Decrease) in Net Assets	(17,187,948)	2,004,677

Net Assets
Beginning of period	$63,444,457	61,439,780
End of period (including undistributed net investment income of $250,950 and $69,619, respectively)	$46,256,509	$63,444,457

Capital Share Activity
Shares sold	247,297	354,673
Reinvestment of distributions	--	602,607
Shares redeemed	(843,509)	(396,332)
Total capital share activity	(596,212)	560,948

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas MidCap Value (formerly Focused MidCap Value) Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the Portfolio, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$46,255,901
Level 2 - Other Significant Observable Inputs	--
Level 3 - Significant Unobservable Inputs	--
Total	$46,255,901

Security Transactions and Net Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolio's understanding of the applicable country's tax rules and rates.

Foreign Currency Transactions: The Portfolio's accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. The effect of changes in foreign exchange rates on securities is included with the net realized and unrealized gain or loss on investments.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company. The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 0.92% of the Portfolio's average daily net assets. Under terms of the agreement, $35,664 was payable at period end. In addition $18,582 was payable at period end for operating expenses paid by the Advisor during June 2008. For the six months ended June 30, 2008, the Advisor waived $29,290 of its fee.

Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $2,175 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), an affiliate of the Advisor, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $3,385 for the six months ended June 30, 2008. Under the terms of the agreement, $485 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $14,218,039 and $24,315,173, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $52,022,045. Net unrealized depreciation aggregated $5,766,144, of which $4,371,138 related to appreciated securities and $10,137,282 related to depreciated securities.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$6,399	3.08%	$278,282	January 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Midcap Value Portfolio	2008	2007	2006
Net asset value, beginning	$19.98	$23.49	$22.15
Income from investment operations
Net investment income	.08	.10	.02
Net realized and unrealized gain (loss)	(2.13)	1.10	3.00
Total from investment operations	(2.05)	1.20	3.02
Distributions from:
Net investment income	--	(.09)	(.02)
Net realized gain	--	(4.62)	(1.66)
Total distributions	--	(4.71)	(1.68)
Total increase (decrease) in net asset value	(2.05)	(3.51)	1.34
Net asset value, ending	$17.93	$19.98	$23.49

Total return*	(10.26%)	5.04%	13.59%
Ratios to average net assets: A
Net investment income	.62% (a)	.44%	.08%
Total expenses	1.18% (a)	1.14%	1.15%
Expenses before offsets	1.08% (a)	1.07%	1.15%
Net expenses	1.06% (a)	1.04%	1.11%
Portfolio turnover	25%	123%	56%
Net assets, ending (in thousands)	$46,257	$63,444	$61,440

		Years Ended
	December 31,	December 31,	December 31,
Midcap Value Portfolio	2005	2004	2003
Net asset value, beginning	$21.53	$19.78	$15.33
Income from investment operations
Net investment income	.03	.07	.04
Net realized and unrealized gain (loss)	1.22	1.76	4.44
Total from investment operations	1.25	1.83	4.48
Distributions from:
Net investment income	(.03)	(.08)	(.03)
Net realized gain	(.60)	--	--
Total distributions	(.63)	(.08)	(.03)
Total increase (decrease) in net asset value	.62	1.75	4.45
Net asset value, ending	$22.15	$21.53	$19.78

Total return*	5.80%	9.23%	29.22%
Ratios to average net assets: A
Net investment income	.15%	.38%	.24%
Total expenses	1.20%	1.22%	1.29%
Expenses before offsets	1.20%	1.22%	1.29%
Net expenses	1.15%	1.21%	1.22%
Portfolio turnover	29%	29%	28%
Net assets, ending (in thousands)	$47,655	$36,184	$31,972

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

*     Not annualized for periods less than one year.

(a)     Annualized.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Ameritas Money Market Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Money Market Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Investment Allocation
4	Shareholder Expense Example
5	Statement of Net Assets
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Notes to Financial Statements
13	Financial Highlights
14	Explanation of Financial Tables
15	Proxy Voting and Availability of Quarterly Portfolio Holdings

Money Market Portfolio
Investment Allocation
June 30, 2008
Investment Allocation	% of Total Investments
Taxable Variable Rate Demand Notes	80%
U.S. Government Agencies and Instrumentalities	20%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$1,014.90	$1.80
Hypothetical (5% return per year before expenses)	$1,000.00	$1,023.07	$1.81

* Expenses are equal to the Fund's annualized expense ratio of 0.36%, multiplied by the average account value over the period, multiplied by 182/366.

Money Market Portfolio
Statement of Net Assets
June 30, 2008
	Principal
Taxable Variable Rate Demand Notes* - 77.9%	Amount	Value
Alabama State IDA Revenue, 2.73%, 5/1/10, LOC: Regions Bank (r)	$100,000	$100,000
Albany New York IDA Civic Facilities Revenue, 2.73%, 5/1/27, LOC: Bank of America (r)	965,000	965,000
Chatham Centre LLC, 2.78%, 4/1/22, LOC: Bank of North Georgia (r)	955,000	955,000
CIDC-Hudson House LLC New York Revenue, 3.00%, 12/1/34, LOC: Hudson River
Bank & Trust, C/LOC: FHLB (r)	930,000	930,000
Dewberry IV LLLP, 2.73%, 9/1/25, LOC: PNC Bank (r)	1,100,000	1,100,000
District of Columbia Revenue, 2.61%, 4/1/38, LOC: PNC Bank (r)	3,000,000	3,000,000
Florida State Housing Finance Corp. MFH Revenue, 2.80%, 10/15/32, LOC: Fannie Mae (r)	405,000	405,000
Four Fishers LLC, 2.53%, 4/1/24, LOC: LaSalle Bank Midwest (r)	2,800,000	2,800,000
Franklin County Pennsylvania IDA Revenue, 2.58%, 10/1/10, LOC: M&T Trust Co. (r)	1,120,000	1,120,000
Fuller Road Management Corp. New York Revenue, 2.78%, 7/1/37, LOC: Key Bank (r)	4,000,000	4,000,000
Hillcrest Baptist Church, 3.38%, 12/1/20, LOC: Wachovia Bank (r)	3,195,000	3,195,000
Holland Board of Public Works Home Building Co., 2.58%, 11/1/22, LOC: Wells Fargo Bank (r)	1,135,000	1,135,000
Hopkinsville Kentucky Industrial Building LO Revenue, 2.82%, 8/1/24, LOC: Comerica Bank (r)	1,945,000	1,945,000
Illinois State Development Finance Authority Revenue, 2.50%, 7/1/10, LOC: LaSalle Bank (r)	300,000	300,000
Iowa State Finance Authority IDA Revenue, 2.73%, 11/1/17, LOC: Societe Generale (r)	2,930,000	2,930,000
Jack Leasing LLC, 2.58%, 9/23/29, LOC: M&T Trust Co. (r)	3,235,000	3,235,000
Jacksonville Florida Economic Development Community Healthcare Facilities Revenue,
3.00%, 9/1/17, LOC: Fifth Third Bank (r)	3,000,000	3,000,000
Macon-Bibb County Georgia IDA Revenue, 2.58%, 7/1/14, LOC: Regions Bank (r)	800,000	800,000
Massachusetts State Development Finance Agency Revenue, 2.75%, 9/1/16, LOC: Banknorth (r)	2,000,000	2,000,000
Michigan State Municipal Authority Revenue, 2.78%, 11/1/37, LOC: Fifth Third Bank (r)	1,000,000	1,000,000
Milwaukee Wisconsin Redevelopment Authority Revenue, 2.68%, 8/1/20, LOC: Marshall &
Ilsley Bank (r)	310,000	310,000
Minnesota State Agricultural & Economic Development Board Revenue, 2.75%, 2/15/17,
LOC: Wells Fargo Bank, Assured Guaranty Corp. Insured (r)	3,700,000	3,700,000
Mississippi Business Finance Corp. Revenue, 2.68%, 8/1/24, LOC: Regions Bank (r)	1,650,000	1,650,000
MOB Management One LLC, 2.80%, 12/1/26, LOC: Columbus Bank & Trust (r)	930,000	930,000
New Britain Connecticut GO Revenue, 2.68%, 2/1/26, LOC: Bank of America (r)	3,000,000	3,000,000
New York City New York Housing Development Corp. MFH Revenue:
2.70%, 11/15/31, CF: Fannie Mae (r)	1,450,000	1,450,000
2.70%, 6/15/34, CF: Fannie Mae (r)	2,200,000	2,200,000
2.70%, 12/1/35, CF: Freddie Mac (r)	1,545,000	1,545,000
New York State MMC Corp. Revenue, 3.00%, 11/1/35, LOC: JPMorgan Chase Bank (r)	2,000,000	2,000,000
Ogden City Utah Redevelopment Agency Revenue, 2.58%, 1/1/31, LOC: Bank of New York (r)	2,810,000	2,810,000
Osprey Management Co. LLC, 2.48%, 6/1/27, LOC: Wells Fargo Bank (r)	900,000	900,000
Peoploungers, Inc., 2.53%, 4/1/18, LOC: Bank of New Albany, C/LOC: FHLB (r)	135,000	135,000
Post Apartment Homes LP, 2.48%, 7/15/29, LOC: Fannie Mae (r)	15,230,000	15,230,000
Putnam County New York IDA Revenue, 2.73%, 7/1/32, LOC: RBS Citizens (r)	2,885,000	2,885,000
Rathbone LLC, 2.82%, 1/1/38, LOC: Comerica Bank (r)	625,000	625,000
Renaissance Ketchikan Group LLC, 2.75%, 9/1/33, LOC: Alliance Bank, C/LOC: FHLB (r)	4,000,000	4,000,000
Rex Lumber LLC, 2.68%, 2/1/22, LOC: Whitney National Bank, C/LOC: FHLB (r)	1,260,000	1,260,000
Roman Catholic Church of the Diocese of Houma-Thibodaux, 2.68%, 12/1/37,
LOC: Allied Irish Bank (r)	1,000,000	1,000,000
Savannah Georgia Economic Development Authority Revenue, 2.75%, 3/1/18, LOC:
SunTrust Bank (r)	855,000	855,000
Scott Street Land Co., 3.25%, 1/3/22, LOC: Fifth Third Bank (r)	455,000	455,000
Sea Island Co., 2.78%, 2/1/21, LOC: Columbus Bank & Trust (r)	1,175,000	1,175,000
Shawnee Kansas Private Activity Revenue, 2.95%, 12/1/12, LOC: JPMorgan Chase Bank (r)	790,000	790,000
St Paul's Episcopal Church of Indianapolis Indiana Revenue, 2.63%, 7/1/28, LOC: JPMorgan
Chase Bank (r)	1,000,000	1,000,000
St. Paul Minnesota Port Authority Revenue:
3.10%, 6/1/11, LOC: U.S. Bank (r)	235,000	235,000
2.70%, 12/1/23, LOC: Dexia Credit Local (r)	720,000	720,000

	Principal
Taxable Variable Rate Demand Notes* - Cont'd	Amount	Value
Stice-Hill Holding LC, 2.68%, 12/1/23, LOC: Hancock Bank (r)	$2,775,000	$2,775,000
Texas State GO, 2.75%, 12/1/29, BPA: Depfa Bank plc (r)	4,000,000	4,000,000
Tyler Enterprises LLC, 2.68%, 10/1/22, LOC: Peoples Bank and Trust, C/LOC: FHLB (r)	790,000	790,000

Total Taxable Variable Rate Demand Notes (Cost $93,340,000)		93,340,000

U.S. Government Agencies and Instrumentalities - 19.4%
Fannie Mae, 5.00%, 7/25/08	250,000	250,095
Farmer Mac:
2.30%, 4/1/09	250,000	250,000
2.50%, 4/1/09	500,000	500,000
3.20%, 7/20/09	500,000	500,000
Federal Home Loan Bank:
2.589%, 8/15/08 (r)	2,000,000	2,000,163
2.664%, 9/17/08 (r)	1,000,000	999,953
2.875%, 1/30/09	500,000	500,000
2.80%, 2/6/09	500,000	500,000
2.596%, 2/11/09 (r)	2,000,000	2,000,678
2.599%, 2/18/09 (r)	1,000,000	1,000,471
2.75%, 2/20/09	500,000	500,000
2.98%, 2/27/09	500,000	500,000
2.83%, 3/3/09	1,000,000	1,000,000
2.85%, 3/4/09	1,000,000	1,000,421
2.90%, 3/5/09	500,000	500,000
2.90%, 3/20/09	250,000	250,000
2.50%, 4/7/09	250,000	250,000
2.52%, 4/21/09	500,000	500,000
2.403%, 4/24/09 (r)	2,000,000	2,000,000
2.625%, 4/30/09	500,000	500,000
2.75%, 5/5/09	500,000	500,000
2.60%, 6/2/09	1,000,000	1,000,000
6.30%, 6/3/09	500,000	516,874
3.125%, 6/18/09	500,000	500,170
2.354%, 8/10/09 (r)	1,000,000	1,000,000
2.411%, 8/21/09 (r)	1,000,000	1,000,000
2.40%, 9/4/09 (r)	1,000,000	1,000,000
Freddie Mac:
2.60%, 3/17/09	500,000	500,000
2.40%, 4/7/09	250,000	250,000
2.60%, 5/20/09	500,000	500,000
2.625%, 6/12/09	500,000	500,000
3.125%, 6/23/09	500,000	500,000

Total U.S. Government Agencies and Instrumentalities (Cost $23,268,825)		23,268,825

TOTAL INVESTMENTS (Cost $116,608,825) - 97.3%		116,608,825
Other assets and liabilities, net - 2.7%		3,274,166
Net Assets - 100%		$119,882,991

Net Assets Consist Of:
Paid-in capital applicable to 119,902,050 shares of common stock outstanding; $0.01 par value, 2,000,000,000 shares authorized		$119,857,632
Undistributed net investment income		5
Accumulated net realized gain (loss) on investments		25,354

Net Assets		$119,882,991

Net Asset Value Per Share		$1.00

(r)     The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

*     Optional tender features give these securities a shorter effective maturity date.

Explanation of Guarantees: BPA: Bond-Purchase Agreement CF: Credit Facility C/LOC: Confirming Letter of Credit LOC: Letter of Credit	Abbreviations: FHLB: Federal Home Loan Bank GO: General Obligation IDA: Industrial Development Authority LLC: Limited Liability Corporation	LLLP: Limited Liability Limited Partnership LO: Limited Obligation LP: Limited Partnership MFH: Multi-Family Housing

See notes to financial statements.

Money Market Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$1,889,842

Expenses:
Investment advisory fee	113,281
Transfer agency fees and expenses	8,496
Accounting fees	9,226
Directors' fees and expenses	8,345
Administrative fees	28,320
Insurance	9,674
Custodian fees	8,712
Reports to shareholders	10,948
Professional fees	11,423
Miscellaneous	1,884
Total expenses	210,309
Reimbursement from Advisor	(2,850)
Fees paid indirectly	(3,554)
Net expenses	203,905

Net Investment Income	1,685,937

Realized Gain (Loss) on Investments
Net realized gain (loss)	26,306

Net Realized Gain (loss) on Investments	26,306

Increase (Decrease) in Net Assets
Resulting From Operations	$1,712,243

See notes to financial statements.

Money Market Portfolio
Statements of Changes in Net Assets
	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income	$1,685,937	$4,556,951
Net realized gain (loss) on investments	26,306	(952)

Increase (Decrease) in Net Assets
Resulting From Operations	1,712,243	4,555,999

Distributions to shareholders from:
Net investment income	(1,685,367)	(4,557,516)

Capital share transactions:
Shares sold	71,667,358	103,509,627
Reinvestment of distributions	1,692,379	4,576,918
Shares redeemed	(53,508,853)	(90,777,785)
Total capital share transactions	19,850,884	17,308,760

Total Increase (Decrease) in Net Assets	19,877,760	17,307,243

Net Assets
Beginning of period	100,005,231	82,697,988
End of period (including undistributed net investment income of $5 and distributions in excess of net investment income of $565, respectively)	$119,882,991	$100,005,231

Capital Share Activity
Shares sold	71,667,359	103,509,627
Reinvestment of distributions	1,692,379	4,576,918
Shares redeemed	(53,508,853)	(90,777,785)
Total capital share activity	19,850,885	17,308,760

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Money Market Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). All securities held by the Portfolio are valued at amortized cost which approximates fair value in accordance with Rule 2a-7 of the Investment Company Act of 1940.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	--
Level 2 - Other Significant Observable Inputs	$116,608,825
Level 3 - Significant Unobservable Inputs	--
Total	$116,608,825

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of captial or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement is an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Money Market Insurance: The Fund has obtained private insurance that partially protects the Portfolio against default of principal or interest payments on the instruments it holds. U.S. government securities held by the Portfolio are excluded from this coverage. Coverage under the policy is subject to certain conditions and may not be renewable upon expiration. While the policy is intended to provide some protection against credit risk and to help the Portfolio maintain a constant price per share of $1.00, there is no guarantee that the insurance will do so.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. ("the Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .20% of the Portfolio's average daily net assets. Under the terms of the agreement, $18,633 was payable at period end. In addition, $7,361 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is .36%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $4,658 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolios. For its service, CSSI received a fee of $7,082 for the six months ended June 30, 2008. Under the terms of the agreement, $1,207 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

The cost of investments owned at June 30, 2008 for federal income tax purposes was $116,608,825.

Net realized capital loss carryforwards for federal income tax purposes of $952 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2015.

The Portfolio may sell or purchase securities to and from other Portfolios managed by the Advisor, typically short-term variable rate demand notes. Interportfolio transactions are primarily used for cash management purposes. Interportfolio transactions are made pursuant to Rule 17a-7 of the Investment Company Act of 1940. For the six months ended June 30, 2008, such purchase and sale transactions were $67,250,000 and $61,849,000, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008 borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$60,831	3.36%	$6,911,120	March 2008

Financial Highlights

			Periods Ended
		June 30,	December 31,	December 31,
Money Market Portfolio		2008	2007	2006
Net asset value, at beginning		$1.00	$1.00	$1.00
Income from investment operations
Net investment income		.015	.049	.047
Total investment operations		.015	.049	.047
Distributions from
Net investment income		(.015)	(.049)	(.047)
Total increase (decrease) in net asset value		--	--	--
Net asset value, ending		$1.00	$1.00	$1.00

Total return*		1.49%	5.05%	4.80%
Ratios to average net assets:A
Net investment income		2.98% (a)	4.94%	4.70%
Total expenses		.37% (a)	.38%	.38%
Expenses before offsets		.37% (a)	.37%	.37%
Net expenses		.36% (a)	.36%	.36%
Net assets, ending (in thousands)		$119,883	$100,005	$82,698

			Years Ended
		December 31,	December 31,	December 31,
Money Market Portfolio		2005	2004	2003
Net asset value, at beginning		$1.00	$1.00	$1.00
Income from investment operations
Net investment income	.	.030	.012	.010
Total investment operation		.030	.012	.010
Distributions from
Net investment income		(.030)	(.012)	(.010)
Total increase (decrease) in net asset value		--	--	--
Net asset value, ending		$1.00	$1.00	$1.00

Total return*		3.00%	1.17%	1.00%
Ratios to average net assets:A
Net investment income		2.98%	1.13%	1.00%
Total expenses		.41%	.37%	.36%
Expenses before offsets		.37%	.37%	.36%
Net expenses		.36%	.36%	.36%
Net assets, ending (in thousands)		$82,110	$76,609	$126,888

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Total return is not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or by visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.


Ameritas Small Capitalization Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Small Capitalization Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
9	Statement of Operations
10	Statements of Changes in Net Assets
11	Notes to Financial Statements
14	Financial Highlights
15	Explanation of Financial Tables
16	Proxy Voting and Availability of Quarterly Portfolio Holdings

Small Capitalization Portfolio
Economic Sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	13.0%
Consumer Staples	0.7%
Energy	12.2%
Financials	6.4%
Health Care	19.9%
Industrials	19.0%
Information Technology	23.9%
Materials	4.5%
U.S. Government Agency Obligations	0.4%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$938.00	$4.82
Hypothetical (5% return per year before expenses)	$1,000.00	$1,019.89	$5.02

* Expenses are equal to the Fund's annualized expense ratio of 1.00%, multiplied by the average account value over the period, multiplied by 182/366.

Small Capitalization Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 99.6%	Shares	Value
Biotechnology - 2.3%
Cubist Pharmaceuticals, Inc.*	17,630	$314,872
Myriad Genetics, Inc.*	13,195	600,636
		915,508

Building Products - 3.0%
Ameron International Corp.	9,684	1,161,886

Capital Markets - 2.3%
FCStone Group, Inc.*	18,037	503,773
Investment Technology Group, Inc.*	11,970	400,516
		904,289

Chemicals - 2.5%
Quaker Chemical Corp.	11,260	300,192
Terra Industries, Inc.	14,070	694,355
		994,547

Commercial Banks - 1.2%
SVB Financial Group*	10,085	485,189

Commercial Services & Supplies - 5.7%
Corrections Corp. of America*	14,674	403,095
GEO Group, Inc.*	28,870	649,575
Metalico, Inc.*	13,910	243,703
School Specialty, Inc.*	15,105	449,072
Waste Connections, Inc.*	15,350	490,126
		2,235,571

Communications Equipment - 1.6%
EMS Technologies, Inc.*	28,570	623,969

Computers & Peripherals - 3.0%
Compellent Technologies, Inc.*	57,465	651,653
Netezza Corp.*	45,510	522,455
		1,174,108

Construction & Engineering - 1.9%
Northwest Pipe Co.*	13,555	756,369

Construction Materials - 2.0%
Texas Industries, Inc.	13,930	781,891

Consumer Finance - 1.0%
Cash America International, Inc.	12,470	386,570

Diversified Consumer Services - 1.4%
American Public Education, Inc.*	11,970	467,309
K12, Inc.*	4,570	97,935
		565,244

Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc.*	5,735	184,266

Equity Securities - Cont'd	Shares	Value
Electrical Equipment - 3.1%
General Cable Technologies Corp.*	12,680	$771,578
Polypore International, Inc.*	17,090	432,890
		1,204,468

Electronic Equipment & Instruments - 4.2%
Coherent, Inc.*	33,515	1,001,763
Dolby Laboratories, Inc.*	16,045	646,614
		1,648,377

Energy Equipment & Services - 8.1%
Core Laboratories NV*	2,685	382,210
Lufkin Industries, Inc.	17,470	1,454,901
OYO Geospace Corp.*	22,869	1,347,899
		3,185,010

Health Care Equipment & Supplies - 7.6%
American Medical Systems Holdings, Inc.*	58,330	872,033
Cutera, Inc.*	22,955	207,284
Hansen Medical, Inc.*	10,825	180,994
Mentor Corp.	15,310	425,924
SurModics, Inc.*	11,180	501,311
Thoratec Corp.*	45,140	784,985
		2,972,531

Health Care Providers & Services - 4.3%
Animal Health International, Inc.*	43,925	273,653
Centene Corp.*	40,560	681,002
Healthways, Inc.*	17,335	513,116
MWI Veterinary Supply, Inc.*	6,650	220,182
		1,687,953

Health Care Technology - 3.4%
Eclipsys Corp.*	63,115	1,158,791
Vital Images, Inc.*	14,085	175,217
		1,334,008

Hotels, Restaurants & Leisure - 4.5%
BJ's Restaurants, Inc.*	27,745	269,959
Carrols Restaurant Group, Inc.*	27,600	143,244
Cheesecake Factory*	34,925	555,657
Red Robin Gourmet Burgers, Inc.*	12,230	339,260
WMS Industries, Inc.*	15,480	460,839
		1,768,959

Household Durables - 1.9%
Universal Electronics, Inc.*	34,941	730,267

Insurance - 1.0%
American Safety Insurance Holdings Ltd.*	10,600	152,428
First Mercury Financial Corp.*	14,325	252,693
		405,121

Internet & Catalog Retail - 0.2%
US Auto Parts Network, Inc.*	19,595	70,934

Internet Software & Services - 4.2%
CNET Networks, Inc.*	60,820	698,822
Greenfield Online, Inc.*	17,325	258,489
Internet Capital Group, Inc.*	26,850	207,551
Switch & Data Facilities Co., Inc.*	29,860	507,321
		1,672,183

Equity Securities - Cont'd	Shares	Value
IT Services - 0.9%
Global Cash Access Holdings, Inc.*	53,980	$370,303

Life Sciences - Tools & Services - 2.3%
ICON plc (ADR)*	12,077	912,055

Machinery - 4.8%
Bucyrus International, Inc.	12,300	898,146
CIRCOR International, Inc.	10,220	500,678
RBC Bearings, Inc.*	14,905	496,634
		1,895,458

Marine - 0.6%
Ultrapetrol (Bahamas) Ltd.*	18,360	231,520

Media - 0.9%
Entravision Communications Corp.*	56,335	226,467
Lions Gate Entertainment Corp.*	10,915	113,079
		339,546

Oil, Gas & Consumable Fuels - 4.1%
James River Coal Co.*	21,660	1,271,225
Petroleum Development Corp.*	5,355	356,054
		1,627,279

Personal Products - 0.7%
Physicians Formula Holdings, Inc.*	27,875	260,631

Real Estate Investment Trusts - 0.4%
MFA Mortgage Investments, Inc.	23,110	150,677

Semiconductors & Semiconductor Equipment - 1.6%
Advanced Energy Industries, Inc.*	24,095	330,101
Eagle Test Systems, Inc.*	26,095	292,264
		622,365

Software - 8.3%
ANSYS, Inc.*	21,800	1,027,216
FactSet Research Systems, Inc.	6,910	389,448
Giant Interactive Group, Inc. (ADR)*	13,235	160,408
Macrovision Solutions Corp.*	21,600	323,136
Quality Systems, Inc.	21,220	621,321
The9 Ltd. (ADR)*	9,215	208,075
TIBCO Software, Inc.*	69,335	530,413
		3,260,017

Specialty Retail - 2.5%
Genesco, Inc.*	32,480	1,002,658

Textiles, Apparel & Luxury Goods - 1.6%
Volcom, Inc.*	26,855	642,640

Total Equity Securities (Cost $36,526,484)		39,164,367

	Principal
U.S. Government Agencies and Instrumentalities - 0.4%	Amount	Value
Federal Home Loan Bank Discount Notes, 7/1/08	$147,000	$147,000

Total U.S. Government Agencies and Instrumentalities (Cost $147,000)		147,000

TOTAL INVESTMENTS (Cost $36,673,484) - 100.0%		39,311,367
Other assets and liabilities, net - (0.0%)		(1,056)
Net Assets - 100%		$39,310,311

Net Assets Consist of:
Paid-in capital applicable to 1,119,475 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$64,557,809
Undistributed net investment income (loss)		(40,562)
Accumulated net realized gain (loss) on investments		(27,844,819)
Net unrealized appreciation (depreciation) on investments		2,637,883

Net Assets		$39,310,311

Net Asset Value Per Share		$35.11

Abbreviations:
ADR: American Depositary Receipt

*    Non-income producing security.

See notes to financial statements.

Small Capitalization Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Dividend income	$138,844
Interest income	17,734
Total investment income	156,578

Expenses:
Investment advisory fee	167,569
Transfer agent fees and expenses	2,957
Accounting fees	3,174
Directors' fees and expenses	2,814
Administrative fees	9,857
Custodian fees	8,473
Reports to shareholders	18,752
Professional fees	10,463
Miscellaneous	945
Total expenses	225,004
Reimbursement from Advisor	(27,049)
Fees paid indirectly	(815)
Net expenses	197,140

Net Investment Income (Loss)	(40,562)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	1,958,758
Change in unrealized appreciation (depreciation)	(4,561,257)

Net Realized and Unrealized Gain
(Loss) on Investments	(2,602,499)

Increase (Decrease) in Net Assets
Resulting From Operations	($2,643,061)

See notes to financial statements.

Small Capitalization Portfolio
Statements of Changes in Net Assets
	Six months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income (loss)	($40,562)	($290,837)
Net realized gain (loss) on investments	1,958,758	4,957,966
Change in unrealized appreciation (depreciation)	(4,561,257)	(124,899)

Increase (Decrease) in Net Assets
Resulting From Operations	(2,643,061)	4,542,230

Capital share transactions:
Shares sold	1,921,494	4,022,787
Shares redeemed	(3,149,497)	(4,575,154)
Total capital share transactions	(1,228,003)	(552,367)

Total Increase (Decrease) in Net Assets	(3,871,064)	3,989,863

Net Assets
Beginning of period	43,181,375	39,191,512
End of period (including net investment loss of $40,562 and $0, respectively)	$39,310,311	$43,181,375

Capital Share Activity
Shares sold	56,225	107,990
Shares redeemed	(90,361)	(125,122)
Total capital share activity	(34,136)	(17,132)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Small Capitalization Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$39,164,367
Level 2 - Other Significant Observable Inputs	147,000
Level 3 - Significant Unobservable Inputs	--
Total	$39,311,367

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of .85% of the Portfolio's average daily net assets. Under the terms of the agreement, $28,966 was payable at period end. In addition, $3,965 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is 1.00%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes and extraordinary expenses. To the extent any expense credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $1,704 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $1,687 for the six months ended June 30, 2008. Under the terms of the agreement, $302 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $11,157,628 and $11,044,888, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $36,745,793. Net unrealized appreciation aggregated $2,565,574, of which $6,855,956 related to appreciated securities and $4,290,382 related to depreciated securities.

Net realized capital loss carryforwards for federal income tax purposes of $17,467,530, $11,902,668 and $361,070 at December 31, 2007 may be utilized to offset future capital gains until expiration in December 2009, December 2010 and December 2013, respectively.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$2,073	3.73%	$139,713	April 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Small Capitalization Portfolio	2008	2007	2006
Net asset value, beginning	$37.43	$33.48	$27.77
Income from investment operations
Net investment income (loss)	(.04)	(.25)	(.27)
Net realized and unrealized gain (loss)	(2.28)	4.20	5.98
Total from investment operations	(2.32)	3.95	5.71
Total increase (decrease) in net asset value	(2.32)	3.95	5.71
Net asset value, ending	$35.11	$37.43	$33.48

Total return*	(6.20%)	11.80%	20.56%
Ratios to average net assets: A
Net investment income (loss)	(.21%) (a)	(.69%)	(.83%)
Total expenses	1.14% (a)	1.10%	1.17%
Expenses before offsets	1.00% (a)	1.02%	1.05%
Net expenses	1.00% (a)	1.00%	1.00%
Portfolio turnover	29%	60%	67%
Net assets, ending (in thousands)	$39,310	$43,181	$39,192

		Years Ended
	December 31,	December 31,	December 31,
Small Capitalization Portfolio	2005	2004	2003
Net asset value, beginning	$27.06	$26.44	$19.04
Income from investment operations
Net investment income (loss)	(.20)	(.24)	(.19)
Net realized and unrealized gain (loss)	.91	.86	7.59
Total from investment operations	.71	.62	7.40
Total increase (decrease) in net asset value	.71	.62	7.40
Net asset value, ending	$27.77	$27.06	$26.44

Total return*	2.62%	2.34%	38.87%
Ratios to average net assets: A
Net investment income (loss)	(.71%)	(.90%)	(.83%)
Total expenses	1.22%	1.29%	1.26%
Expenses before offsets	1.08%	1.04%	1.04%
Net expenses	1.00%	1.00%	1.00%
Portfolio turnover	49%	349%	169%
Net assets, ending (in thousands)	$35,509	$39,880	$42,096

A     Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)     Annualized.

*     Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities are provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

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Ameritas Small Company Equity Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report

June 30, 2008

Ameritas

A UNIFI Company

Ameritas Small Company Equity Portfolio
Portfolio within Calvert Variable Series, Inc.

Semi-Annual Report, June 30, 2008

3	Economic Sectors
4	Shareholder Expense Example
5	Statement of Net Assets
8	Statement of Operations
9	Statements of Changes in Net Assets
10	Notes to Financial Statements
13	Financial Highlights
14	Explanation of Financial Tables
15	Proxy Voting and Availability of Quarterly Portfolio Holdings

Small Company Equity Portfolio
Economic sectors
June 30, 2008
Economic Sectors	% of Total Investments
Consumer Discretionary	11.0%
Consumer Staples	2.4%
Energy	7.2%
Financials	14.1%
Health Care	16.0%
Industrials	30.0%
Information Technology	12.4%
U.S. Government Agency Obligations	6.9%
Total	100%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2008 to June 30, 2008).

Note: Expenses do not reflect charges and expenses of the variable annuity or variable universal life contract.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 1/1/08	Ending Account Value 6/30/08	Expenses Paid During Period* 1/1/08 - 6/30/08
Actual	$1,000.00	$908.90	$6.31
Hypothetical (5% return per year before expenses)	$1,000.00	$1,018.25	$6.67

* Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 182/366.

Small Company Equity Portfolio
Statement of Net Assets
June 30, 2008
Equity Securities - 92.3%	Shares	Value
Aerospace & Defense - 4.8%
Hexcel Corp.*	11,800	$227,740
Teledyne Technologies, Inc.*	5,500	268,345
Triumph Group, Inc.	4,300	202,530
		698,615

Auto Components - 1.7%
Gentex Corp.	16,700	241,148

Capital Markets - 4.2%
Evercore Partners, Inc.	18,200	172,900
Jefferies Group, Inc.	17,000	285,940
Penson Worldwide, Inc.*	13,100	156,545
		615,385

Commercial Banks - 5.0%
Financial Institutions, Inc.	12,700	203,962
Pacific Capital Bancorp	10,900	150,202
SVB Financial Group*	3,900	187,629
Webster Financial Corp.	9,800	182,280
		724,073

Commercial Services & Supplies - 2.1%
FTI Consulting, Inc.*	2,700	184,842
Schawk, Inc.	10,000	119,900
		304,742

Communications Equipment - 1.8%
Emulex Corp.*	22,000	256,300

Construction & Engineering - 4.1%
AECOM Technology Corp.*	8,900	289,517
Northwest Pipe Co.*	5,500	306,900
		596,417

Consumer Finance - 1.8%
Nelnet, Inc.	23,700	266,151

Diversified Consumer Services - 2.3%
Matthews International Corp.	7,400	334,924

Electrical Equipment - 6.6%
Baldor Electric Co.	11,500	402,270
Brady Corp.	11,800	407,454
II-VI, Inc.*	4,200	146,664
		956,388

Electronic Equipment & Instruments - 5.2%
Checkpoint Systems, Inc.*	8,800	183,744
Coherent, Inc.*	13,600	406,504
NU Horizons Electronics Corp.*	32,900	159,894
		750,142

Energy Equipment & Services - 5.7%
Cal Dive International, Inc.*	18,100	258,649
Unit Corp.*	3,800	315,286
W-H Energy Services, Inc.*	2,600	248,924
		822,859

Equity Securities - Cont'd	Shares	Value
Health Care Equipment & Supplies - 2.3%
West Pharmaceutical Services, Inc.	7,700	$333,256

Health Care Providers & Services - 8.5%
AmSurg Corp.*	15,300	372,555
Bio-Reference Laboratories, Inc.*	13,800	307,878
Providence Service Corp.*	12,400	261,764
U.S. Physical Therapy, Inc.*	17,600	288,816
		1,231,013

Hotels, Restaurants & Leisure - 2.5%
Ambassadors Group, Inc.	14,600	217,832
Pinnacle Entertainment, Inc.*	13,300	139,517
		357,349

Industrial Conglomerates - 2.6%
Teleflex, Inc.	6,700	372,453

IT Services - 3.4%
Online Resources Corp.*	33,400	278,890
Wright Express Corp.*	8,800	218,240
		497,130

Life Sciences - Tools & Services - 2.9%
Charles River Laboratories International, Inc.*	6,500	415,480

Machinery - 4.0%
Actuant Corp.	5,900	184,965
CIRCOR International, Inc.	5,000	244,950
RBC Bearings, Inc.*	4,400	146,608
		576,523

Marine - 1.4%
Navios Maritime Holdings, Inc.	20,900	202,521

Media - 1.5%
Cinemark Holdings, Inc.	17,000	222,020

Oil, Gas & Consumable Fuels - 1.4%
Berry Petroleum Co.	3,500	206,080

Personal Products - 2.4%
Chattem, Inc.*	5,300	344,765

Pharmaceuticals - 2.2%
Sciele Pharma, Inc.*	16,400	317,340

Road & Rail - 3.1%
Knight Transportation, Inc.	9,137	167,207
Old Dominion Freight Line, Inc.*	5,200	156,104
Vitran Corp., Inc.*	8,100	121,419
		444,730

Software - 1.9%
i2 Technologies, Inc.*	22,300	277,189

Specialty Retail - 2.9%
Build-A-Bear Workshop, Inc.*	31,800	231,186
Tractor Supply Co.*	6,500	188,760
		419,946

Equity Securities - Cont'd	Shares	Value
Thrifts & Mortgage Finance - 2.9%
Astoria Financial Corp.	12,200	$244,976
Provident Financial Services, Inc.	13,100	183,531
		428,507

Trading Companies & Distributors - 1.1%
Interline Brands, Inc.*	9,900	157,707

Total Equity Securities (Cost $15,077,094)		13,371,153

U.S. Government Agencies	Principal
and Instrumentalities - 6.9%	Amount
Federal Home Loan Bank Discount Notes, 7/1/08	$1,000,000	1,000,000

Total U.S. Government Agencies And Instrumentalities (Cost $1,000,000)		1,000,000

TOTAL INVESTMENTS (Cost $16,077,094) - 99.2%		14,371,153
Other assets and liabilities, net - 0.8%		119,461
Net Assets - 100%		$14,490,614

Net Assets Consist of:
Paid-in capital applicable to 844,032 shares of common stock outstanding; $0.01 par value, 1,000,000,000 shares authorized		$15,032,015
Undistributed net investment income (loss)		(30,331)
Accumulated net realized gain (loss) on investments		1,194,871
Net unrealized appreciation (depreciation) on investments		(1,705,941)

Net Assets		$14,490,614

Net Asset Value per Share		$17.17

*    Non-income producing security.

See notes to financial statements.

Small Company Equity Portfolio
Statement of Operations
Six Months Ended June 30, 2008
Net Investment Income
Investment Income:
Interest income	$7,407
Dividend income	67,340
Total investment income	74,747

Expenses:
Investment advisory fee	88,487
Transfer agent fees and expenses	1,185
Accounting fees	1,268
Directors' fees and expenses	1,070
Administrative fees	3,950
Custodian fees	5,298
Reports to shareholders	5,566
Professional fees	9,962
Miscellaneous	426
Total expenses	117,212
Reimbursement from Advisor	(7,588)
Fees paid indirectly	(4,546)
Net expenses	105,078

Net Investment Income (Loss)	(30,331)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss)	630,006
Change in unrealized appreciation (depreciation)	(2,191,660)

Net Realized and Unrealized Gain
(Loss) on Investments	(1,561,654)

Increase (Decrease) in Net Assets
Resulting From Operations	($1,591,985)

See notes to financial statements.

Small Company Equity Portfolio
Statements of Changes in Net Assets

	Six Months Ended	Year Ended
	June 30,	December 31,
Increase (Decrease) in Net Assets	2008	2007
Operations:
Net investment income (loss)	($30,331)	($13,889)
Net realized gain (loss) on investments	630,006	2,835,230
Change in unrealized appreciation (depreciation)	(2,191,660)	(2,366,223)

Increase (Decrease) in Net Assets
Resulting From Operations	(1,591,985)	455,118

Distributions to shareholders from:
Net realized gain	--	(3,275,161)

Capital share transactions:
Shares sold	346,869	1,098,300
Reinvestment of distributions	--	3,275,162
Shares redeemed	(2,497,439)	(6,157,594)
Total capital share transactions	(2,150,570)	(1,784,132)

Total Increase (Decrease) in Net Assets	(3,742,555)	(4,604,175)

Net Assets
Beginning of period	18,233,169	22,837,344
End of period (including net investment loss of $30,331 and $0, respectively)	$14,490,614	$18,233,169

Capital Share Activity
Shares sold	19,316	46,047
Reinvestment of distributions	--	172,105
Shares redeemed	(140,658)	(261,777)
Total capital share activity	(121,342)	(43,625)

See notes to financial statements.

Notes to Financial Statements

NOTE A --- SIGNIFICANT ACCOUNTING POLICIES

General: The Ameritas Small Company Equity Portfolio (the "Portfolio"), a series of Calvert Variable Series, Inc. ("CVS" or the "Fund") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund is comprised of thirteen separate portfolios. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by insurance companies for allocation to their variable accounts.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Portfolio uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board of Directors.

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. At June 30, 2008, no securities were fair valued under the direction of the Board of Directors.

Effective January 1, 2008, the Portfolio adopted Financial Accounting Standards Board Statement on Financial Accounting Standards No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Portfolio's investments and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Portfolio's policy regarding valuation of investments, please refer to the Portfolio's most recent prospectus.

The following is a summary of the inputs used to value the Portfolio's net assets as of June 30, 2008:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$13,371,153
Level 2 - Other Significant Observable Inputs	1,000,000
Level 3 - Significant Unobservable Inputs	--
Total	$14,371,153

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolio has an arrangement with its custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolio's cash on deposit with the bank. These credits are used to reduce the Portfolio's expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolio intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

New Accounting Pronouncements:

In March 2008, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 161, "Disclosures about Derivative Instruments and Hedging Activities." The new standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand the effect on the Fund's financial position, financial performance, and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund's financial statements and related disclosures.

NOTE B -- RELATED PARTY TRANSACTIONS

Calvert Asset Management Company, Inc. (the "Advisor") is wholly-owned by Calvert Group, Ltd. ("Calvert"), which is indirectly wholly owned by UNIFI Holding Company ("UNIFI"). The Advisor provides investment advisory services and pays the salaries and fees of officers and Directors of the Fund who are employees of the Advisor or its affiliates. For its services, the Advisor receives an annual fee, payable monthly, of 1.12% of the Portfolio's average daily net assets. Under the terms of the agreement, $14,093 was payable at period end. In addition, $2,920 was payable at period end for operating expenses paid by the Advisor during June 2008.

The Advisor has contractually agreed to limit net annual portfolio operating expenses through April 30, 2009. The contractual expense cap is 1.33%. For the purpose of this expense limit, operating expenses do not include interest expense, brokerage commissions, taxes, and extraordinary expenses. To the extent any expense offset credits are earned, the Advisor's obligation under the contractual limitation may be reduced and the Advisor may benefit from the expense offset arrangement.

Calvert Administrative Services Company ("CASC"), a subsidiary of Calvert, provides administrative services for the Portfolio. For its services, CASC receives an annual fee, payable monthly, of .05% of the Portfolio's average daily net assets. Under the terms of the agreement, $629 was payable at period end.

Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert, acts as shareholder servicing agent for the Portfolio. For its services, CSSI received a fee of $182 for the six months ended June 30, 2008. Under the terms of the agreement, $23 was payable at period end. Boston Financial Data Services, Inc. is the transfer and dividend disbursing agent.

Each Director of the Fund who is not an employee of the Advisor or its affiliates receives a fee of $1,500 for each Board meeting attended plus an annual fee of $20,000 for Directors not serving on other Calvert Fund Boards, $8,000 for those serving on other Calvert Fund Boards. Director's fees are allocated to each of the portfolios served.

NOTE C -- INVESTMENT ACTIVITY

During the period, the cost of purchases and proceeds from sales of investments, other than short-term securities were $3,704,546 and $6,037,355, respectively.

The cost of investments owned at June 30, 2008 for federal income tax purposes was $16,116,537. Net unrealized depreciation aggregated $1,745,384 of which $1,166,365 related to appreciated securities and $2,911,749 related to depreciated securities.

NOTE D -- LINE OF CREDIT

A financing agreement is in place with all Calvert Group Funds (except for the Calvert Social Investment Fund's Enhanced Equity Portfolio) and State Street Corporation ("SSC"). Under the agreement, SSC provides an unsecured line of credit facility, in the aggregate amount of $50 million ($25 million committed and $25 million uncommitted), accessible by the Funds for temporary or emergency purposes only. Borrowings under the committed facility bear interest at the overnight Federal Funds Rate plus .50% per annum. A commitment fee of .10% per annum is incurred on the unused portion of the committed facility, which is allocated to all participating funds. The Portfolio had no loans outstanding pursuant to this line of credit at June 30, 2008. For the six months ended June 30, 2008, borrowing information by the Portfolio under the Agreement was as follows:

AVERAGE DAILY BALANCE	WEIGHTED AVERAGE INTEREST RATE	MAXIMUM AMOUNT BORROWED	MONTH OF MAXIMUM AMOUNT BORROWED
$610	4.19%	$110,954	January 2008

Financial Highlights

		Periods Ended
	June 30,	December 31,	December 31,
Small Company Equity	2008	2007	2006
Net asset value, beginning	$18.89	$22.63	$23.23
Income from investment operations
Net investment income (loss)	(.04)	(.01)	(.15)
Net realized and unrealized gain (loss)	(1.68)	.40	2.05
Total from investment operations	(1.72)	.39	1.90
Distributions from:
Net realized gain	--	(4.13)	(2.50)
Total increase (decrease) in net asset value	(1.72)	(3.74)	(.60)
Net asset value, ending	$17.17	$18.89	$22.63

Total return*	(9.11%)	1.57%	8.09%
Ratios to average net assets: A
Net investment income (loss)	(.38%) (a)	(.06%)	(.63%)
Total expenses	1.48% (a)	1.44%	1.57%
Expenses before offsets	1.39% (a)	1.38%	1.40%
Net expenses	1.33% (a)	1.33%	1.33%
Portfolio turnover	25%	75%	45%
Net assets, ending (in thousands)	$14,491	$18,233	$22,837

		Years Ended
	December 31,	December 31,	December 31,
Small Company Equity	2005	2004	2003
Net asset value, beginning	$25.23	$23.41	$17.79
Income from investment operations
Net investment income (loss)	(.19)	(.18)	(.15)
Net realized and unrealized gain (loss)	(.27)	3.74	6.55
Total from investment operations	(.46)	3.56	6.40
Distributions from:
Net realized gain	(1.54)	(1.74)	(.78)
Total increase (decrease) in net asset value	(2.00)	1.82	5.62
Net asset value, ending	$23.23	$25.23	$23.41

Total return*	(1.87%)	15.18%	35.91%
Ratios to average net assets: A
Net investment income (loss)	(.81%)	(.84%)	(.79%)
Total expenses	1.61%	1.61%	1.78%
Expenses before offsets	1.61%	1.54%	1.57%
Net expenses	1.47%	1.50%	1.50%
Portfolio turnover	45%	49%	55%
Net assets, ending (in thousands)	$26,281	$27,412	$23,170

A    Total expenses do not reflect amounts reimbursed and/or waived by the Advisor or reductions from expense offset arrangements. Expenses before offsets reflect expenses after reimbursement and/or waiver by the Advisor but prior to reductions from expense offset arrangements. Net expenses are net of all reductions and represent the net expenses paid by the portfolio.

(a)    Annualized.

*    Not annualized for periods less than one year.

See notes to financial statements.

Explanation of Financial Tables

Schedule of Investments

The Schedule of Investments is a snapshot of all securities held in the fund at their market value, on the last day of the reporting period. Securities are listed by asset type (e.g., common stock, corporate bonds, U.S. government obligations) and may be further broken down into sub-groups and by industry classification.

Statement of Assets and Liabilities

The Statement of Assets and Liabilities is often referred to as the fund's balance sheet. It lists the value of what the fund owns, is due and owes on the last day of the reporting period. The fund's assets include the market value of securities owned, cash, receivables for securities sold and shareholder subscriptions, and receivables for dividends and interest payments that have been earned, but not yet received. The fund's liabilities typically include payables for securities purchased and shareholder redemptions, and expenses owed but not yet paid. The statement also reports the fund's net asset value (NAV) per share on the last day of the reporting period. The NAV is calculated by dividing the fund's net assets (assets minus liabilities) by the number of shares outstanding. This statement is accompanied by a Schedule of Investments. Alternatively, if certain conditions are met, a Statement of Net Assets may be presented in lieu of this statement and the Schedule of Investments.

Statement of Net Assets

The Statement of Net Assets provides a detailed list of the fund's holdings, including each security's market value on the last day of the reporting period. The Statement of Net Assets includes a Schedule of Investments. Other assets are added and other liabilities subtracted from the investments total to calculate the fund's net assets. Finally, net assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) per share.

At the end of the Statement of Net Assets is a table displaying the composition of the fund's net assets. Paid in Capital is the money invested by shareholders and represents the bulk of net assets. Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the amounts the fund had available to distribute to shareholders as of the statement date. Accumulated Realized Losses will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

Statement of Operations

The Statement of Operations summarizes the fund's investment income earned and expenses incurred in operating the fund. Investment income includes dividends earned from stocks and interest earned from interest-bearing securities in the fund. Expenses incurred in operating the fund include the advisory fee paid to the investment advisor, administrative services fees, distribution plan expenses (if applicable), transfer agent fees, shareholder servicing expenses, custodial, legal, and audit fees, and the printing and postage expenses related to shareholder reports. Expense offsets (fees paid indirectly) are also shown. Credits earned from offset arrangements are used to reduce the fund's expenses. This statement also shows net gains (losses) realized on the sale of investments and the increase or decrease in the unrealized appreciation (depreciation) on investments held during the period.

Statement of Changes in Net Assets

The Statement of Changes in Net Assets shows how the fund's total net assets changed during the two most recent reporting periods. Changes in the fund's net assets are attributable to investment operations, distributions and capital share transactions.

The Operations section of the report summarizes information detailed in the Statement of Operations. The Distribution section shows the dividend and capital gain distributions made to shareholders. The amounts shown as distributions in this section may not match the net investment income and realized gains amounts shown in the Operations section because distributions are determined on a tax basis and certain investments or transactions may be treated differently for financial statement and tax purposes. The Capital Share Transactions section shows the amount shareholders invested in the fund, either by purchasing shares or by reinvesting distributions, and the amounts redeemed. The corresponding numbers of shares issued, reinvested and redeemed are shown at the end of the report.

Financial Highlights

The Financial Highlights table provides a per-share breakdown by class of the components that affect the fund's net asset value for current and past reporting periods. The table provides total return, total distributions, expense ratios, portfolio turnover and net assets for the applicable period. Total return is a measure of a fund's performance that encompasses all elements of return: dividends, capital gain distributions and changes in net asset value. Total return is the change in value of an investment over a given period, assuming reinvestment of any dividends and capital gain distributions, expressed as a percentage of the initial investment. Total distributions include distributions from net investment income and net realized gains. Long-term gains are earned on securities held in the fund more than one year. Short-term gains, on the sale of securities held less than one year, are treated as ordinary dividend income for tax purposes. The expense ratio is a fund's cost of doing business, expressed as a percentage of net assets. These expenses directly reduce returns to shareholders. Portfolio turnover measures the trading activity in a fund's investment portfolio -- how often securities are bought and sold by a fund. Portfolio turnover is affected by market conditions, changes in the size of the fund, the nature of the fund's investments and the investment style of the portfolio manager.

Proxy Voting

The Proxy Voting Guidelines that the Portfolio uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the Fund's Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Fund at 1-800-368-2745 or by visiting the SEC's website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling the Fund or visiting the SEC's website at www.sec.gov.

Availability of Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the SEC's website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

This report is intended to provide fund information to shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.

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Item 2. Code of Ethics.

Not Applicable

Item 3. Audit Committee Financial Expert.

Not Applicable

Item 4. Principal Accountant Fees and Services.

Not Applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

This Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Directors since registrant last provided disclosure in response to this Item.

Item 11. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not Applicable

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).

Attached hereto.

(a)(3) Not applicable.

(b) A certification for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached hereto. The certification furnished pursuant to this paragraph is not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE SERIES, INC.

By: /s/ Barbara J. Krumsiek
         Barbara J. Krumsiek
         Chairman -- Principal Executive Officer

Date: August 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairman -- Principal Executive Officer
Date: August 29, 2008

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer
Date: August 29, 2008